Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,256,724,482
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 3,531	$ 7,584
Short-term investments		1,793
Accounts receivable
Related parties	288	435
Unrelated parties	8,217	7,776
Loans and advances to related parties	82	96
Inventories	5,251	4,298
Deferred income tax	203	386
Unrealized gains on derivative instruments	595	52
Advances to suppliers	393	188
Recoverable taxes	2,230	1,603
Assets held for sale		6,987
Others	946	593
Total current assets	21,736	31,791
Non-current assets
Property, plant and equipment, net	88,895	83,096
Intangible assets	1,135	1,274
Investments in affiliated companies, joint ventures and others investments	8,093	4,497
Other assets:
Goodwill on acquisition of subsidiaries	3,026	3,317
Loans and advances
Related parties	509	29
Unrelated parties	210	165
Prepaid pension cost	1,666	1,962
Prepaid expenses	321	222
Judicial deposits	1,464	1,731
Recoverable taxes	587	361
Deferred income tax	594
Unrealized gains on derivative instruments	60	301
Deposit on incentive / reinvestiment	229	144
Others	203	249
Total other assets	106,992	97,348
Total	128,728	129,139
Current liabilities
Suppliers	4,814	3,558
Payroll and related charges	1,307	1,134
Minimum annual remuneration attributed to stockholders	1,181	4,842
Current portion of long-term debt	1,495	2,823
Short-term debt	22	139
Loans from related parties	24	21
Provision for income taxes	507	751
Taxes payable and royalties	524	264
Employees postretirement benefits	147	168
Railway sub-concession agreement payable	66	76
Unrealized losses on derivative instruments	73	35
Provisions for asset retirement obligations	73	75
Liabilities associated with assets held for sale		3,152
Others	810	874
Total current liabilities	11,043	17,912
Non-current liabilities
Employees postretirement benefits	2,446	2,442
Loans from related parties	91	2
Long-term debt	21,538	21,591
Provisions for contingencies (Note 20 (b))	1,686	2,043
Unrealized losses on derivative instruments	663	61
Deferred income tax	5,654	8,085
Provisions for asset retirement obligations	1,697	1,293
Debentures	1,336	1,284
Others	2,460	1,985
Total non-current liabilities	37,571	38,786
Redeemable noncontrolling interest	505	712
Commitments and contingencies (Note 20)
Stockholders' equity
Preferred class A stock-7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2010-2,108,579,618) issued	16,728	10,370
Common stock-3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2010-3,256,724,482) issued	25,837	16,016
Treasury stock-181,099,814 (2010-99,649,571) preferred and 86,911,207 (2010-47,375,394) common shares	(5,662)	(2,660)
Additional paid-in capital	(61)	2,188
Mandatorily convertible notes-common shares	290	290
Mandatorily convertible notes-preferred shares	644	644
Other cumulative comprehensive loss	(5,673)	(333)
Undistributed retained earnings	41,130	42,218
Unappropriated retained earnings	4,482	166
Total Company stockholders' equity	77,715	68,899
Noncontrolling interests	1,894	2,830
Total stockholders' equity	79,609	71,729
Total	$ 128,728	$ 129,139

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Preferred class A stock, shares authorized	7,200,000,000	7,200,000,000
Preferred class A stock, shares issued	2,108,579,618	2,108,579,618
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	3,256,724,482	3,256,724,482
Treasury stock, preferred shares	181,099,814	99,649,571
Treasury stock, common shares	86,911,207	47,375,394

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 53,200	$ 39,422	$ 19,502
Aluminum products	383	2,554	2,050
Revenues from logistic services	1,726	1,465	1,104
Fertilizer products	3,547	1,845	413
Others	1,533	1,195	870
Revenues before taxes	60,389	46,481	23,939
Taxes on revenues	(1,399)	(1,188)	(628)
Net operating revenues	58,990	45,293	23,311
Operating costs and expenses
Cost of ores and metals sold	(17,898)	(13,326)	(9,853)
Cost of aluminum products	(289)	(2,108)	(2,087)
Cost of logistic services	(1,402)	(1,040)	(779)
Cost of fertilizer products	(2,701)	(1,556)	(173)
Others	(1,283)	(784)	(729)
Total costs	(23,573)	(18,814)	(13,621)
Selling, general and administrative expenses	(2,334)	(1,701)	(1,130)
Research and development expenses	(1,674)	(878)	(981)
Gain on sale of assets	1,513
Others	(2,810)	(2,205)	(1,522)
Total costs and expenses	(28,878)	(23,598)	(17,254)
Operating income	30,112	21,695	6,057
Non-operating income (expenses)
Financial income	718	290	381
Financial expenses	(2,465)	(2,646)	(1,558)
Gains (losses) on derivatives, net	75	631	1,528
Foreign exchange and indexation gains (losses), net	(1,641)	344	675
Gain (loss) on sale of investments			40
Total non-operating income (expenses)	(3,313)	(1,381)	1,066
Income before discontinued operations, income taxes and equity results	26,799	20,314	7,123
Income taxes
Current	(5,547)	(4,996)	(2,084)
Deferred	265	1,291	(16)
Income taxes per consolidated statements of income	(5,282)	(3,705)	(2,100)
Equity in results of affiliates, joint ventures and other investments	1,135	987	433
Net income from continuing operations	22,652	17,596	5,456
Discontinued operations, net of tax		(143)
Net income	22,652	17,453	5,456
Net income (loss) attributable to noncontrolling interests	(233)	189	107
Net income attributable to the Company's stockholders	$ 22,885	$ 17,264	$ 5,349
Earnings per share attributable to Company's stockholders:
Earnings per preferred share (in dollars per share)	$ 4.33	$ 3.23	$ 0.97
Earnings per common share (in dollars per share)	$ 4.33	$ 3.23	$ 0.97
Earnings per convertible note linked to preferred share (in dollars per share)	$ 6.39	$ 4.76	$ 1.71
Earnings per convertible note linked to common share (in dollars per share)	$ 8.15	$ 6.52	$ 2.21

Consolidated Statements of Comprehensive Income (deficit) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's stockholders:
Net income attributable to Company's stockholders	$ 22,885	$ 17,264	$ 5,349
Cumulative translation adjustments	(4,985)	1,519	9,721
Available-for-sale securities
Gross balance as of the period/year end	(13)	12	(47)
Tax (expense) benefit	11	(9)	30
Unrealized gain (loss) - available-for-sale securities, net	(2)	3	(17)
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	(740)	(53)	10
Tax (expense) benefit	232	32	(14)
Surplus (deficit) accrued pension plan, net	(508)	(21)	(4)
Cash flow hedge
Gross balance as of the period	130	(16)	11
Tax (expense) benefit	25	(10)	(9)
Cash flow hedge, net	155	(26)	2
Total comprehensive income attributable to Company's stockholders	17,545	18,739	15,051
Noncontrolling interests:
Net income attributable to noncontrolling interests	(233)	189	107
Cumulative translation adjustments	(210)	104	823
Pension plan	4
Cash flow hedge	1	40	(18)
Total comprehensive income (deficit) attributable to Noncontrolling interests	(438)	333	912
Total comprehensive income	$ 17,107	$ 19,072	$ 15,963

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 22,652	$ 17,453	$ 5,456
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	4,122	3,260	2,722
Dividends received	1,038	1,161	386
Equity in results of affiliates, joint ventures and other investments	(1,135)	(987)	(433)
Deferred income taxes	(265)	(1,291)	16
Loss on disposal of property, plant and equipment	223	623	293
Gain on sale of assets available for sale	(1,513)		(40)
Discontinued operations, net of tax		143
Foreign exchange and indexation gains, net	2,879	(787)	(1,095)
Unrealized derivative losses (gains), net	490	594	(1,382)
Unrealized interest (income) expense, net	194	187	(25)
Others	(183)	58	20
Decrease (increase) in assets:
Accounts receivable	(821)	(3,800)	616
Inventories	(1,343)	(425)	530
Recoverable taxes	(563)	42	108
Others	(315)	307	(455)
Increase (decrease) in liabilities:
Suppliers	1,076	928	121
Payroll and related charges	285	214	159
Income taxes	(2,478)	1,311	(234)
Others	153	192	373
Net cash provided by operating activities	24,496	19,183	7,136
Cash flows from investing activities:
Short term investments	1,793	1,954	(1,439)
Related parties
Loan proceeds		(28)	(181)
Repayments			7
Others	(178)	(30)	(25)
Judicial deposits	(186)	(94)	(132)
Investments	(504)	(87)	(1,947)
Additions to property, plant and equipment	(16,075)	(12,647)	(8,096)
Proceeds from disposal of investments	1,081		606
Acquisition (sale) of subsidiaries		(6,252)	(1,952)
Net cash used in investing activities	(14,069)	(17,184)	(13,159)
Short-term debt
Additions	859	2,233	1,285
Repayments	(955)	(2,132)	(1,254)
Related parties
Proceeds	19	24	16
Repayments	(1)	(25)	(373)
Third parties
Proceeds	1,564	4,436	3,104
Repayments	(2,621)	(2,629)	(307)
Treasury stock	(3,002)	(1,510)	(9)
Mandatorily convertible notes			934
Transactions of noncontrolling interest	(1,134)	660
Dividends and interest attributed to Company's stockholders	(9,000)	(3,000)	(2,724)
Dividends and interest attributed to noncontrolling interest	(100)	(140)	(47)
Net cash provided by (used in) financing activities	(14,371)	(2,083)	625
Increase (decrease) in cash and cash equivalents	(3,944)	(84)	(5,398)
Effect of exchange rate changes on cash and cash equivalents	(109)	375	2,360
Cash and cash equivalents, beginning of period	7,584	7,293	10,331
Cash and cash equivalents, end of period	3,531	7,584	7,293
Cash paid during the period for:
Interest on short-term debt	(3)	(5)	(1)
Interest on long-term debt	(1,143)	(1,097)	(1,113)
Income tax	(7,293)	(1,972)	(1,331)
Non-cash transactions
Income tax paid with credits	(681)
Interest capitalized	$ 234	$ 164	$ 266

Consolidated Statements of Cash Flows (Parenthetical)	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2010
Non-cash transactions
Conversion of mandatorily convertible notes, treasury stock	75,435,238	75,435,238

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Total Company stockholders' equity	Preferred class A stock (including twelve golden shares)	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) of accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the period at Dec. 31, 2008			$ 9,727	$ 15,262	$ (1,141)	$ 393	$ 1,288	$ 581		$ (11,493)	$ 17	$ (34)		$ 18,340	$ 9,616	$ 1,892
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(9)
Acquisitions, shares					(831,400)
Conversions, shares					43,800
Change in the period						18	290	644		9,721	(17)	(4)	2
Transfer from/to unappropriated retained earnings														10,168
Net income attributable to the Company's stockholders	5,349														5,349
Remuneration of mandatorily convertible notes
Preferred class A stock															(58)
Common stock															(93)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(570)
Common stock															(894)
Appropriation from/to undistributed retained earnings															(10,168)
Disposals (acquisitions) of noncontrolling interests																83
Cumulative translation adjustments																823
Cash flow hedge	18															(18)
Net income (loss) attributable to noncontrolling interests	107															107
Dividends and interest attributable to noncontrolling interests																(56)
Number of shares issued and outstanding:	5,212,724,297		2,108,579,618	3,256,724,482	(152,579,803)
End of the period at Dec. 31, 2009	59,766	56,935	9,727	15,262	(1,150)	411	1,578	1,225	(1,808)	(1,772)		(38)	2	28,508	3,182	2,831
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(1,510)
Acquisitions, shares					(69,880,400)
Conversions, shares					75,435,238
Change in the period						1,777	(1,288)	(581)		1,519	3	(21)	(26)
Transfer from undistributed retained earnings			643	754
Transfer from/to unappropriated retained earnings														15,107
Transfer to capitalized earnings														(1,397)
Net income attributable to the Company's stockholders	17,264														17,264
Remuneration of mandatorily convertible notes
Preferred class A stock															(72)
Common stock															(61)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,940)
Common stock															(3,100)
Appropriation from/to undistributed retained earnings															(15,107)
Disposals (acquisitions) of noncontrolling interests																1,629
Cumulative translation adjustments																104
Cash flow hedge	(40)															40
Net income (loss) attributable to noncontrolling interests	189															189
Dividends and interest attributable to noncontrolling interests																(104)
Capitalization of stockholders advances																27
Assets and liabilities held for sale																(1,886)
Number of shares issued and outstanding:	5,218,279,135		2,108,579,618	3,256,724,482	(147,024,965)
End of the period at Dec. 31, 2010	71,729	68,899	10,370	16,016	(2,660)	2,188	290	644	(333)	(253)	3	(59)	(24)	42,218	166	2,830
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(3,002)
Acquisitions, shares					(120,987,980)
Conversions, shares					1,924
Change in the period						(2,249)				(4,985)	(2)	(508)	155
Capital increase			6,358	9,821
Transfer from/to unappropriated retained earnings														13,221
Transfer to capitalized earnings														(14,309)
Net income attributable to the Company's stockholders	22,885														22,885
Remuneration of mandatorily convertible notes
Preferred class A stock															(97)
Common stock															(70)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(2,143)
Common stock															(3,038)
Appropriation from/to undistributed retained earnings															(13,221)
Disposals (acquisitions) of noncontrolling interests																(631)
Cumulative translation adjustments																(210)
Cash flow hedge	(1)															1
Net income (loss) attributable to noncontrolling interests	(233)															(233)
Net income (loss) attributable to redeemable noncontrolling interests																(207)
Dividends and interest attributable to noncontrolling interests																(105)
Capitalization of stockholders advances																31
Pension plan																4
Number of shares issued and outstanding:	5,097,293,079		2,108,579,618	3,256,724,482	(268,011,021)
End of the period at Dec. 31, 2011	$ 79,609	$ 77,715	$ 16,728	$ 25,837	$ (5,662)	$ (61)	$ 290	$ 644	$ (5,673)	$ (5,238)	$ 1	$ (567)	$ 131	$ 41,130	$ 4,482	$ 1,894

The Company and its operations	12 Months Ended
Dec. 31, 2011
The Company and its operations
The Company and its operations

1    The Company and its operations

             Vale S.A., ("Vale", "Company" or "we") is a limited liability company incorporated in Brazil. Operations are carried out through Vale and our subsidiary companies, joint ventures and affiliates, and mainly consist of mining, basic metals production, fertilizers, logistics and steel activities.

             At December 31, 2011, our principal consolidated operating subsidiaries are the following:

Subsidiary	% ownership	% voting capital	Location	Principal activity
Compañia Minera Miski Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S. A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbaense Reunida S.A.—MCR	100.00	100.00	Brazil	Iron Ore and Manganese
PT International Nickel Indonesia Tbk	59.20	59.20	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Austria Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Coal Colombia Ltd.	100.00	100.00	Colombia	Coal
Vale Fertilizantes S.A	99.05	99.98	Brazil	Fertilizer
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Mina do Azul S. A.	100.00	100.00	Brazil	Manganese
Vale Moçambique S.A.	100.00	100.00	Mozambique	Coal
Vale Nouvelle-Calédonie SAS	74.00	74.00	New Caledonia	Nickel
Vale Oman Pelletizing Company LLC	100.00	100.00	Oman	Pellets
Vale Shipping Holding PTE Ltd.	100.00	100.00	Singapore	Logistics

Basis of consolidation	12 Months Ended
Dec. 31, 2011
Basis of consolidation
Basis of consolidation

2    Basis of consolidation

             All majority-owned subsidiaries in which we have both share and management control are consolidated. All significant intercompany accounts and transactions are eliminated. Subsidiaries over which control is achieved through other means, such as stockholders agreement, are also consolidated even if we hold less than 51% of voting capital. Our variable interest entities in which we are the primary beneficiary are consolidated. Investments in unconsolidated affiliates and joint ventures are accounted under the equity method (Note 14).

             We evaluate the carrying value of our equity investments in relation to publicly quoted market prices when available. If the quoted market price is lower than book value, and such decline is considered other than temporary, we write-down our equity investments to the level of the quoted market value.

             We define joint ventures as businesses in which we and a small group of other partners each participate actively in the overall entity management, based on a stockholders agreement. We define affiliates as businesses in which we participate as a noncontrolling interest but with significant influence over the operating and financial policies of the investee.

             Our participation in hydroelectric projects in Brazil is made via consortium contracts under which we have undivided interests in the assets, and are liable for our proportionate share of liabilities and expenses, which are based on our proportionate share of power output. We do not have joint liability for any obligations. No separate legal or tax status is granted to consortia under the Brazilian law. Accordingly, we recognize our proportionate share of costs and our undivided interest in assets relating to hydroelectric projects (note 12).

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
Summary of significant accounting policies

3    Summary of significant accounting policies

             The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, but not limited to, the selection of useful lives of property, plant and equipment, impairment, provisions necessary for contingent liabilities, fair values assigned to assets and liabilities acquired in business combinations, income tax valuation allowances, employee post retirement benefits and other similar evaluations. Actual results could differ from those estimated.

a) Basis of presentation

             We have prepared our consolidated financial statements in accordance with United States generally accepted accounting principles ("US GAAP"), which differ in certain respects from the accounting practices adopted in Brazil ("BR GAAP"), compliant with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standard Board ("IASB"), which are the basis for our statutory financial statements.

             The Brazilian Real is the parent Company's functional currency. We have selected the US dollar as our reporting currency.

             In 2011, based on entity business assessment, the subsidiary Vale International had its functional currency changed from Brazilian Real to US dollar. This change did not cause significant effects in the financial statements presented.

             All assets and liabilities have been translated to US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate). All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account ("CTA") in stockholders' equity.

             The results of operations and financial position of our entities that have a functional currency other than the US dollar, have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders' equity.

             The exchange rates used to translate the assets and liabilities of the Brazilian operations at December 31, 2011 and 2010, were R$1.8683 and R$1.6662, respectively.

             The net transaction gain (loss) included in our statement of income ("Foreign exchange and indexation gains (losses), net") was US$ (1,382), US$102 and US$665 in the years ended December 31, 2011, 2010 and 2009, respectively.

b) Information by Segment and Geographic Area

             The company discloses information by consolidated operational business segment and revenues by consolidated geographic area, in accordance with the principles and concepts used by decision makers in evaluating performance. The information is analyzed by segment as follows:

             Bulk Material—includes the extraction of iron ore and pellet production and transport systems of North, South and Southeast, including railroads, ports and terminals, related to mining operations. The manganese ore and ferroalloys are also included in this segment.

             Basic metals—comprises the production of non-ferrous minerals, including nickel operations (co-products and byproducts), copper and aluminum—includes the trading of aluminum, alumina refining and aluminum smelting metals and investments in joint ventures and associated bauxite mining.

             Fertilizers—comprises three major groups of nutrients: potash, phosphate and nitrogen. This business is being formed through a combination of acquisitions and organic growth. This is a new business reported in 2010.

             Logistic services—includes our system of cargo transportation for third parties divided into rail transport, port and shipping services.

             Others—comprises our investments in joint ventures and associate in other businesses.

c) Cash equivalents and short-term investments

             Cash flows from overnight investments and fundings are reported net. Short-term investments that have a ready market and original maturities of 90 days or less are classified as "Cash equivalents". The remaining investments, between 91 day and 360 day maturities are stated at fair value and presented as "Short-term investments".

d) Non-current assets and liabilities

             Assets and liabilities that are realizable or due more than 12 months after the balance sheet date are classified as non-current.

e) Inventories

             Inventories are recorded at the average cost of purchase or production, reduced to market value (net realizable value less a reasonable margin) when lower. Stockpiled inventories are accounted as processed when they are removed from the mine. The cost of finished goods is comprised of depreciation and all direct costs necessary to convert stockpiled inventories into finished goods.

             We classify proven and probable reserve quantities attributable to stockpiled inventories as inventories. These reserve quantities are not included in the total proven and probable reserve quantities used in the units of production, depreciation, depletion and amortization calculations.

             We periodically assess our inventories to identify obsolete or slow-moving inventories and, if needed, we recognize definitive allowances for them.

f) Removal of waste materials to access mineral deposits

             Stripping costs (the costs associated with the removal of overburdened and other waste materials) incurred during the development of a mine, before production takes place, are capitalized as part of the depreciable cost of developing the property. Such costs are subsequently amortized during the useful life of the mine based on proven and probable reserves.

             Post-production stripping costs are included in the cost of the inventory produced (that is extracted), at each mine individually during the period that stripping costs are incurred.

g) Property, plant and equipment and intangible assets

             Property, plant and equipment are recorded at cost, including interest cost incurred during the construction of major new facilities. We compute depreciation on the straight-line method at annual average rates which take into consideration the useful lives of the assets, as follows: 3.73% for railroads, 1.5% for buildings, 4.23% for installations and 7.73% for other equipment. Expenditures for maintenance and repairs are charged to operating costs and expenses as incurred.

             We capitalize the costs of developing major new ore bodies or expanding the capacity of operating mines and amortize these to operations on the unit-of-production method based on the total probable and proven quantity of ore to be recovered. Exploration costs are expensed. Once the economic viability of mining activities is established, subsequent development costs are capitalized.

             Separately acquired intangible assets are shown at historical cost. Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. All our intangible assets have definite useful lives and are carried at cost less accumulated amortization, which is calculated using the straight-line method over their estimated useful lives.

h) Business combinations

             We apply accounting for business combinations to record acquisitions of interests in other companies. The "purchase method", requires that we reasonably determine the fair value of the identifiable tangible and intangible assets and liabilities assumed of acquired companies and segregate goodwill as an intangible asset.

             We assign goodwill to reporting units and test each reporting unit's goodwill for impairment at least annually, and whenever circumstances indicating that recognized goodwill may not be fully recovered are identified. We perform the annual goodwill impairment tests during the last quarter of each year.

             Goodwill is reviewed for impairment utilizing a two step process. In the first step, we compare a reporting unit's fair value with its carrying amount to identify any potential goodwill impairment loss. If the carrying amount of a reporting unit exceeds the unit's fair value, based on a discounted cash flow analysis, we carry out the second step of the impairment test, measuring and recording the amount, if any, of the unit's goodwill impairment loss.

i) Impairment of long-lived assets

             All long-lived assets are tested to determine if they are recoverable from operating earnings on an undiscounted cash flow basis over their useful lives whenever events or changes in circumstance indicate that the carrying value may not be recoverable.

             When we determine that the carrying value of long-lived assets and definite-life intangible assets may not be recoverable, we measure any impairment loss based on a projected discounted cash flow method using a discount rate determined to be commensurate with the inherent risk of our current business model.

j) Available-for-sale equity securities

             Equity securities classified as "available-for-sale" are recorded pursuant to accounting for certain investments in debt and equity securities. Accordingly, we classify unrealized holding gains and losses, net of taxes, as a separate component of stockholders' equity until realized.

k) Compensated absences

             The liability for future compensation for employee vacations is fully accrued as earned.

l) Derivatives and hedging activities

             We apply accounting for derivative financial instruments and hedging activities, as amended. This standard requires that we recognize all derivative financial instruments as either assets or liabilities on our balance sheet and measure such instruments at fair value. Changes in the fair value of derivatives are recorded in each period in current earnings or in other comprehensive income, in the latter case depending on whether a transaction is designated as an effective hedge and has been effective during the period.

m) Asset retirement obligations

             Our asset retirement obligations consist primarily of estimated closure costs. The initial measurement is recognized as a liability discounted to present value and subsequently accreted through earnings. An asset retirement cost equal to the initial liability is capitalized as part of the related asset's carrying value and depreciated during the asset's useful life.

n) Revenues and expenses

             Revenues are recognized when title is transferred to the customer or services are rendered. Revenue from exported products is recognized when such products are loaded on board the ship. Revenues from products sold in the domestic market are recognized when delivery is made to the customer. Revenues from logistic services are recognized when the service order is fulfilled. Expenses and costs are recognized on the accrual basis.

o) Income taxes

             The deferred tax effects of tax loss carryforwards and temporary differences are recognized pursuant to accounting for income taxes. A valuation allowance is made when we believe that it is more likely than not that tax assets will not be fully recovered in the future.

p) Earnings per share

             Earnings per share are computed by dividing net income by the weighted average number of common and preferred shares outstanding during the period.

q) Interest attributed to stockholders' equity (dividend)

             Brazilian corporations are permitted to distribute interest attributable to stockholders' equity. The calculation is based on the stockholders' equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the long-term interest rate (TJLP) determined by the Brazilian Central Bank. Also, such interest may not exceed 50% of net income for the year nor 50% of retained earnings plus revenue reserves as determined by "Brazilian GAAP".

             The notional interest charge is tax deductible in Brazil. The benefit to us, as opposed to making a dividend payment, is a reduction in our income tax charge. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders' equity is considered as part of the annual minimum mandatory dividend (Note 17). This notional interest distribution is treated for accounting purposes as a deduction from stockholders' equity in a manner similar to a dividend and the tax credit recorded in income.

r) Pension and other post retirement benefits

             We sponsor private pensions and other post retirement benefits for our employees which are actuarially determined and recognized as an asset or liability or both depending on the funded or unfunded status of each plan in accordance with "employees' accounting for defined benefit pension and other post retirement plans". The cost of our defined benefit and prior service costs or credits that arise during the period and are not components of net periodic benefit costs are recorded in other cumulative comprehensive income (deficit).

Accounting pronouncements	12 Months Ended
Dec. 31, 2011
Accounting pronouncements
Accounting pronouncements

4    Accounting pronouncements

Accounting standards adopted in 2011

             Accounting Standards Update—ASU number 2011-12 Comprehensive Income (Topic 220). The amendments in this update supersede certain pending paragraphs in Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in update 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The amendments in this Update are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011.

             ASU number 2011-11 Balance Sheet: Disclosures about Offsetting Assets and Liabilities (Topic 210). Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This pronouncement will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.

             ASU number 2011-08 Intangibles—Goodwill and Other (Topic 350). The objective of this Update is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments in the update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.

             ASU number 2011-05 Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The objective of this update is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income, so an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.

             ASU number 2011-04: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in USGAAP and IFRSs. The amendments in this update generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. The amendments are effective during interim and annual periods beginning after December 15, 2011.

             ASU number 2011-03: Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. The amendments in this update remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The Company adopted this standard with no impact on our financial position, results of operations or liquidity. The amendments in this update are effective for the first interim or annual period beginning on or after December 15, 2011.

             ASU number 2011-02: Receivables (Topic 310)—A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The amendments in this update would provide additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. The Company adopted this standard with no impact on its financial position, results of operations or liquidity. The amendments in this update are effective for the first interim or annual period beginning on or after June 15, 2011.

Major acquisitions and disposals	12 Months Ended
Dec. 31, 2011
Major acquisitions and disposals
Major acquisitions and disposals

5    Major acquisitions and disposals

a) Sale of aluminum assets

             In February 2011, we concluded the transaction announced in May, 2010 with Norsk Hydro ASA (Hydro), to transfer all of our stakes in Albras-Alumínio Brasileiro S.A. (Albras), Alunorte-Alumina do Norte do Brasil S.A. (Alunorte) and Companhia de Alumina do Pará (CAP), along with its respective off-take rights and outstanding commercial contracts, and 60% of Mineração Paragominas S.A (Paragominas), and all our other Brazilian bauxite mineral rights. On December 31, 2010 these assets were demonstrated as assets held for sale in our balance sheet.

             For this transaction we received US$ 1,081 in cash and 22% equivalent to 447,834,465 shares of Hydro's outstanding common shares outstanding (approximately US$ 3.5 billion according to Hydro's closing share price at the date of the transaction). Three and five years after the closing of the transaction, we will receive two equal tranches of US$ 200 each in cash, related to the remaining payment of 40% of Mineração Paragominas S.A. From the date of the transaction, Hydro has been accounted for by the equity method.

             The gain on this transaction, of US$ 1,513 was recorded in the income statement in the line Gain on sale of assets.

b) Fertilizers Businesses

             In 2010, we acquired 78.92% of the total capital and 99.83% of the voting capital of Vale Fertilizantes S.A and 100% of the total capital of Vale Fosfatados. In 2011 we concluded several transactions including a public offer to acquire the free floating shares of Vale Fertilizantes S.A. During this offer both the common and preferred shares were acquired for R$ 25.00 per share, amounting to a total of R$ 2,078 billion, equivalent to US$ 1,134 at the date the financial settlement of the transaction. After the public offer, we hold 99.05% of the total shares of Vale Fertilizantes S.A.

             The purchase price allocation based on the fair values of acquired assets and liabilities was based on studies performed by us with the assistance of external valuation specialists and was finalized during 2011.

             The goodwill balance arises primarily due to the synergies between the acquired assets and the potash operations in Taquari-Vassouras, Carnalita, Rio Colorado and Neuquém and phosphates in Bayóvar I and II, in Peru, and Evate, in Mozambique. The future development of our projects combined with the acquisition of the portfolio of fertilizer assets will allow Vale to be one of the top players in the global fertilizer business.

Purchase price	5,795
Non-controlling consideration	767
Book value of property, plant and equipment and mining rights	(1,987)
Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,783

Goodwill	719

c) Acquisition of NESA

             In 2011, we acquired 9% of Norte Energia S.A. (NESA) from Gaia Energia e Participações S.A. (Gaia) for US$ 70. NESA was established with the sole purpose of implementing, operating and exploring the Belo Monte hydroelectric plant, which is still in the early development stage. Vale estimated an investment of R$ 2,300 billion (Equivalent to US$ 1.2 billion) of future capital contributions arising from the acquired stake, until December 31, 2011 the total capital contribution was US$ 84.

Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes
Income taxes

6    Income taxes

             Income taxes in Brazil comprise federal income tax and social contribution, which is an additional federal tax. The statutory composite enacted tax rate applicable in the periods presented is 34%. In other countries where we have operations, we are subject to various taxes rates depending on the jurisdiction.

             We analyze the potential tax impact associated with undistributed earnings by each of our subsidiaries. For those subsidiaries in which the undistributed earnings would be taxable when remitted to the parent company, no deferred tax is recognized, based on generally accepted accounting principles.

             The amount reported as income tax expense in our consolidated financial statements is reconciled to the statutory rates as follows:

	Year ended as of
	December 31, 2011			December 31, 2010			December 31, 2009
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	21,267	5,532	26,799	16,586	3,728	20,314	10,024	(2,901)	7,123
Exchange variation (not taxable) or not deductible	–	26	26	–	265	265	–	5,162	5,162

	21,267	5,558	26,825	16,586	3,993	20,579	10,024	2,261	12,285

Tax at Brazilian composite rate	(7,231)	(1,890)	(9,121)	(5,639)	(1,358)	(6,997)	(3,408)	(769)	(4,177)
Tax benefit on interest attributed to stockholders	1,655	–	1,655	995	–	995	502	–	502
Difference on tax rates of foreign income	–	1,415	1,415	–	1,673	1,673	–	1,079	1,079
Tax incentives	704	–	704	642	–	642	148	–	148
Social contribution contingency payment	506	–	506	–	–	–	–	–	–
Reversal/Constitution of provisions for loss of tax loss carryfowards	129	(426)	(297)	–	–	–	–	–	–
Other non-taxable, income/non deductible expenses	48	(192)	(144)	13	(31)	(18)	100	248	348

Income tax per consolidated statements of income	(4,189)	(1,093)	(5,282)	(3,989)	284	(3,705)	(2,658)	558	(2,100)

             Vale and some subsidiaries in Brazil were granted with tax incentives that provide for a partial reduction of the income tax due related to certain regional operations of iron ore, railroad, manganese, copper, bauxite, alumina, aluminum, kaolin and potash. The tax benefit is calculated based on taxable profit adjusted by the tax incentive (so-called "exploration profit") taking into consideration the operational profit of the projects that benefit from the tax incentive during a fixed period. In general such tax incentives last for 10 years. The Company's tax incentives will expire in 2020. The tax savings must be registered in a special capital (profit) reserve in the Stockholders' equity of the entity that benefits from the tax incentive and cannot be distributed as dividends to the stockholders.

             We are also allowed to reinvest part of the tax savings in the acquisition of new equipment to be used in the operations that have the tax benefit subject to subsequent approval from the Brazilian regulatory agencies Superintendência de Desenvolvimento da Amazônia—SUDAM and Superintendência de Desenvolvimento do Nordeste—SUDENE. When the reinvestment is approved, the corresponding tax benefit must also be accounted for in a special profit reserve and is also subject to the same restrictions with respect to future dividend distributions to the stockholders.

             We also have income tax incentives related to our Goro project under development in New Caledonia ("The Goro Project"). These incentives include an income tax holiday during the construction phase of the project and throughout a 15-year period commencing in the first year in which commercial production, as defined by the applicable legislation, is achieved followed by a five-year, 50 per cent income tax holiday. The Goro Project also qualifies for certain exemptions from indirect taxes such as import duties during the construction phase and throughout the commercial life of the project. Certain of these tax benefits, including the income tax holiday, are subject to an earlier phase out, should the project achieves a specified cumulative rate of return. We are subject to a branch profit tax commencing in the first year in which commercial production is achieved, as defined by the applicable legislation. To date, we have not recorded any taxable income for New Caledonian tax purposes. The benefits of this legislation are expected to apply with respect to taxes payable once the Goro Project is in operation. We obtained tax incentives for our projects in Mozambique, Oman and Malaysia, that will take effects when those projects start their commercial operation.

             We are subject to an examination by the tax authorities for up to five years regarding our operations in Brazil, up to ten years for Indonesia, and up to seven years for Canada for income taxes.

             Tax loss carry forwards in Brazil and in most of the jurisdictions where we have tax loss carry forwards have no expiration date, though in Brazil, offset is restricted to 30% of annual taxable income.

             The Company adopts the provision accounting for Uncertainty in Income Taxes.

             The reconciliation of the beginning and ending amounts is as follows: (see note 20(b)) tax—related actions)

	Year ended as of December 31,
	2011	2010	2009
Beginning of the period	2,555	396	657

Increase resulting from tax positions taken	1,076	2,130	47
Decrease resulting from tax positions taken(a)	(3,409)	(24)	(474)
Cumulative translation adjustments	41	53	166

End of the period	263	2,555	396

(a)
In July 2011, we made a payment as a consequence of a Brazilian court decision in a case related to the exemption of the Social Contribution (Contribuição Social sobre o Lucro Líquido).

	December 31, 2011	December 31, 2010
Current deferred tax assets
Accrued expenses deductible only when disbursed	203	386
Assets
Related to provision for losses and write-downs of investments
Employee postretirement benefits provision	640	665
Tax loss carryforwards	916	732
Fair value of financial instruments	610	379
Asset retirement obligation	389	322
Other temporary differences (mainly contingencies provisions)	794	855

	3,349	2,953
Liabilities
Prepaid retirement benefit	(509)	(617)
Fair value adjustments in business combinations	(7,311)	(7,745)
Social contribution	–	(2,145)
Other temporary differences	(463)	(421)

	(8,283)	(10,928)
Valuation allowance
Beginning balance	(110)	(106)
Change in allowance	(16)	(4)

Ending balance	(126)	(110)

Net long-term deferred tax liabilities	(5,060)	(8,085)

Asset	594	–
Liabilities	(5,654)	(8,085)

Total	(5,060)	(8,085)

Cash and cash equivalents	12 Months Ended
Dec. 31, 2011
Cash and cash equivalents
Cash and cash equivalents

7    Cash and cash equivalents

	As of December 31,
	2011	2010
Cash	945	560
Cash equivalents	2,586	7,024

	3,531	7,584

             All the above mentioned short-term investments are made through the use of low risk fixed income securities, in a way that those denominated in Brazilian Reais are concentrated in investments indexed to the CDI, and those denominated in US dollars are mainly time deposits, with the original due date less than three months.

Short-term investments	12 Months Ended
Dec. 31, 2011
Short-term investments
Short-term investments
8    Short-term investments

	As of December 31,
	2011	2010
Time deposit	–	1,793

Represent low risk investments with original due date over three months.

Account receivable	12 Months Ended
Dec. 31, 2011
Account receivable
Account receivable

9    Accounts receivable

             Accounts receivable from customers in the steel industry represent 70.36% of receivables at December 31, 2011.

             No single customer accounted for more than 10% of total revenues.

             Additional allowances for doubtful accounts charged to the statement of income as expenses in 2011, 2010 and 2009 totaled US$2, US$23 and US$48, respectively. We wrote-off US$1 in 2011, US$37 in 2010 and US$8 in 2009.

	As of December 31,
	2011	2010
Customers
Denominated in Brazilian Reais	1,228	1,227
Denominated in other currencies, mainly US dollars	7,382	7,102

	8,610	8,329
Allowance for doubtful accounts	(105)	(118)

Total	8,505	8,211

Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

10    Inventories

	As of December 31,
	2011	2010
Products
Nickel (co-products and by-products)	1,771	1,310
Iron ore and pellets	1,137	825
Manganese and ferroalloys	240	203
Fertilizer	387	171
Copper concentrate	72	28
Coal	277	74
Others	91	143
Spare parts and maintenance supplies	1,276	1,544

	5,251	4,298

             On December 31, 2011, the inventory includes provision for adjustment to market value for the products nickel and manganese in the amount of US$ 14 and US$ 9, respectively, there were no adjustments at December 31, 2010.

Recoverable taxes	12 Months Ended
Dec. 31, 2011
Recoverable taxes
Recoverable taxes

11    Recoverable taxes

	As of December 31,
	2011	2010
Income tax	814	459
Value-added tax	997	484
Others brazilian federal contributions	1,006	1,021

Total	2,817	1,964

Current	2,230	1,603
Non-current	587	361

	2,817	1,964

Property, plant and equipment and intangible assets	12 Months Ended
Dec. 31, 2011
Property, plant and equipment and intangible assets
Property, plant and equipment and intangible assets

12    Property, plant and equipment and intangible assets

By type of assets:

	As of December 31, 2011			As of December 31, 2010
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
Land	695	–	695	356	–	356
Buildings	7,912	(1,890)	6,022	6,087	(1,110)	4,977
Installations	14,886	(3,708)	11,178	14,904	(4,231)	10,673
Equipment	12,549	(4,243)	8,306	10,948	(3,637)	7,311
Railroads	6,575	(1,930)	4,645	7,337	(2,357)	4,980
Mine development costs	26,955	(5,180)	21,775	28,010	(4,071)	23,939
Others	14,556	(4,126)	10,430	12,088	(2,987)	9,101

	84,128	(21,077)	63,051	79,730	(18,393)	61,337
Intangible assets	1,201	(67)	1,134	1,316	(42)	1,274
Construction in progress	25,845	–	25,845	21,759	–	21,759

Total	111,174	(21,144)	90,030	102,805	(18,435)	84,370

             Losses on disposal of property, plant and equipment totaled US$ 223, US$623 and US$ 293 in December 31, 2011, 2010 and 2009 respectively. This mainly related to write-offs of ships and trucks, locomotives and other equipment, which were replaced in the normal course of business.

             Assets given in guarantee of judicial processes totaled US$ 97 as at December 31, 2011 (US$ 149 as at December 31, 2010).

Hydroelectric assets

             We participate in several jointly-owned hydroelectric plants, already in operation or under construction, in which we record our undivided interest in these assets as Property, plant and equipment.

             At December 31, 2011 the cost of hydroelectric plants in service totals US$2,261 (December 31, 2010 US$1,432) and the related depreciation in the year was US$428 (December 31, 2010 US$422). The cost of hydroelectric plant under construction totaled at December 31, 2011 totals US$59 (December 31, 2010 US$804). Income and operating expenses for such plants are not material.

Intangibles

             All of the intangible assets recognized in our financial statements were acquired from third parties, either directly or through a business combination and have definite useful lives from 6 to 30 years.

             At December 31, 2011 the intangibles amount to US$ 1,135 (December 31, 2010—US$1,274), and are comprised of rights granted by the government—Ferrovia Norte Sul of US$ 896 and off take-agreements of US$ 239.

Impairment of goodwill and long-lived assets	12 Months Ended
Dec. 31, 2011
Impairment of goodwill and long-lived assets
Impairment of goodwill and long-lived assets

13    Impairment of goodwill and long-lived assets

             As described in note 3(h), we test goodwill and long-lived assets for impairment when events or changes in circumstances indicate that they might be impaired. For impairment test purposes, goodwill is allocated to reporting units and are tested at least annually.

             No impairment charges were recognized in 2011 and 2010, as a result of the annual goodwill impairment tests performed.

             Management determined cash flows based on approved financial budgets. Gross margin projections were based on past performance and management's expectations of market developments. Information about sales prices are consistent with the forecasts included in industry reports, considering quoted prices when available and when appropriate. The discount rates used, reflect specific risks relating to the relevant assets in each reporting unit, depending on their composition and location.

             Recognition of additional goodwill impairment charges in the future would depend on several estimates including market conditions, recent actual results and management's forecasts. This information shall be obtained at the time when our assessment is to be updated. It is not possible at this time to determine if any such future impairment charge would result or, if it does, whether such charge would be material.

Investments in affiliated companies and joint ventures	12 Months Ended
Dec. 31, 2011
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

14    Investments in affiliated companies and joint ventures

	December 31, 2011				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
	Participation in capital (%)		Net equity	Net income (loss) of the period	2011	2010	2011	2010	2009	2011	2010	2009
	Voting	Total
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização—NIBRASCO(1)	51.11	51.00	341	89	173	171	45	48	(12)	22	3	20
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS(1)	51.00	50.89	225	36	115	128	19	40	(12)	20	–	–
Companhia Coreano-Brasileira de Pelotização—KOBRASCO(1)	50.00	50.00	155	65	78	87	32	43	(17)	32	11	–
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO(1)	51.00	50.90	158	93	80	86	47	18	12	38	25	–
Minas da Serra Geral SA—MSG	50.00	50.00	57	7	29	36	3	6	2	–	–	–
SAMARCO Mineração SA—SAMARCO(2)	50.00	50.00	941	1,754	528	561	878	798	299	812	950	190
Baovale Mineração SA—BAOVALE	50.00	50.00	69	16	35	31	8	4	(3)	–	–	–
Zhuhai YPM Pellet e Co,Ltd—ZHUHAI	25.00	25.00	90	1	23	25	–	9	3	–	–	–
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	107	(13)	48	40	(7)	(10)	–	–	–	–

					1,109	1,165	1,025	956	272	924	989	210
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,128	336	282	250	85	76	74	–	83	–
Shandong Yankuang International Company Ltd	25.00	25.00	(170)	(58)	(43)	(27)	(15)	(19)	(18)	–	–	–

					239	223	70	57	56	–	83	–
Base Metals
Bauxite
Mineração Rio do Norte SA—MRN	40.00	40.00	357	19	144	152	8	(2)	(10)	–	10	42

					144	152	8	(2)	(10)	–	10	42
Copper
Teal Minerals Incorporated	50.00	50.00	469	(12)	234	90	(6)	(10)	(18)	–

					234	90	(6)	(10)	(18)	–	–	–
Nickel
Heron Resources Inc(3)	–	–	–	–	6	7	–	–	–	–	–	–
Korea Nickel Corp	25.00	25.00	16	–	4	11	–	2	–	–	–	–
Others(3)	–	–	–	–	1	5	–	–	–	–	–	–

					11	23	–	2	–	–	–	–

	December 31, 2011				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
	Participation in capital (%)		Net equity	Net income (loss) of the period	2011	2010	2011	2010	2009	2011	2010	2009
	Voting	Total
Aluminium
Norsk Hydro ASA(4)	22.00	22.00	14,668	449	3,227	–	99	–	–	52	–	–

					3,227	–	99	–	–	52	–	–
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	338	(20)	114	135	(7)	4	2	–	–	3
MRS Logística SA	45.68	45.84	1,200	316	551	511	132	90	141	55	72	124

					665	646	125	94	143	55	72	127
Others
Steel
California Steel Industries Inc—CSI	50.00	50.00	322	27	161	155	14	12	(10)	7	7	–
CSP—Companhia Siderurgica do PECEM	50.00	50.00	539	(7)	267	18	(3)	–	–	–	–	–
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,982	(658)	1,607	1,840	(177)	(85)	(6)	–	–	–
Usinas Siderúrgicas de Minas Gerais SA—USIMINAS	–	–	–	–	–	–	–	–	8	–	–	7

					2,035	2,013	(166)	(73)	(8)	7	7	7
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	837	–	75	–	–	–	–	–	–	–
Vale Soluções em Energia S.A.(1)	52.77	52.77	276	(32)	145	115	(16)	(33)	–	–	–	–
Others	–	–	–	–	209	70	(4)	(4)	(2)	–	–	–

					429	185	(20)	(37)	(2)	–	–	–

Total					8,093	4,497	1,135	987	433	1,038	1,161	386

(1)
Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.
(2)
Investment includes goodwill of US$ 58 in December, 2011 and US$64 in December, 2010.
(3)
Available for sale.
(4)
The investment is adjusted based on our acquisition and the net income refers to the period from March onwards.

Short-term debt	12 Months Ended
Dec. 31, 2011
Short-term debt
Short-term debt
15 Short-term debt Short-term borrowings outstanding on December 31, 2011 are from commercial banks for import financing denominated in US dollars with average annual interest rates of 1.81%.

Long-term debt	12 Months Ended
Dec. 31, 2011
Long-term debt
Long-term debt

16    Long-term debt

	Current liabilities		Non-current liabilities
	2011	2010	2011	2010
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	496	2,384	2,693	2,530
Others	9	18	52	217
Fixed Rate Notes
US dollars	410	–	10,073	10,242
EUR		–	970	1,003
Perpetual notes	–	–	–	78
Accrued charges	221	233	–	–

	1,136	2,635	13,788	14,070

Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate—TJLP/CDI and General Price Index-Market (IGP-M)	246	76	5,245	3,891
Basket of currencies	1	1	–	125
Non-convertible debentures	–	–	2,505	2,767
US dollars denominated	–	1	–	738
Accrued charges	112	110	–	–

	359	188	7,750	7,521

Total	1,495	2,823	21,538	21,591

             The long-term portion at December 31, 2011 was as follows:

2013	3,184
2014	1,231
2015	952
2016	1,607
2017 and after	14,200
No due date	364

21,538

             At December 31, 2011 annual interest rates on long-term debt were as follows:

Up to 3%	4,738
3.1% to 5%(*)	2,301
5.1% to 7%	8,802
7.1% to 9%(**)	2,793
9.1% to 11%(**)	2,365
Over 11%(**)	2,033
Variable	1

23,033

(*)
Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**)
Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,005 of which US$ 5,041 has an original interest rate above 7% per year. The average cost after taking into account the derivative transactions is 2.98% per year in US dollars.

             The average cost of all derivative transactions is 3.22% per year in US dollars.

             Vale has non-convertible debentures in Brazilian Real denominated as follows:

	Quantity as of December 31, 2011				Balance
Non Convertible Debentures					December 31, 2011	December 31, 2010
	Issued	Outstanding	Maturity	Interest
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,167	2,429
Tranche "B"	5	5	No date	6.5% p.a + IGP-DI	364	367

					2,531	2,796

Long-term portion					2,505	2,767
Accrued charges					26	29

					2,531	2,796

             The indexation indices/rates applied to our debt were as follows (unaudited):

	Year ended as of December 31,
	2011	2010
TJLP—Long-Term Interest Rate (effective rate)	–	6.0
IGP-M—General Price Index-Market	4.1	10.9
Appreciation (devaluation) of Real against US dollar	25.3	4.7

             On January 4, 2012, (subsequent event) we issued US$1 billion notes due 2022 sold at a price of 98.804% of the principal amount and will bear a coupon of 4.375% per year, payable semi-annually though our wholly-owned subsidiary Vale Overseas Limited.

Credit Lines

             Vale has available revolving credit lines that can be disbursed and paid at any time, during its availability period. On December 31, 2011, the total amount available under the revolving credit lines was US$4.1 billion, of which US$3 billion can be drawn by Vale S.A., Vale Canada Limited and Vale International, US$350 can be drawn by Vale International and the balance by Vale Canada Limited. As of December 31, 2011, none of the borrowers had drawn any amounts under these facilities, but letters of credit totaling US$107 had been issued and remained outstanding pursuant Vale Canada Limited's facility.

             In August 2011, we entered into an agreement with a syndicate of financial institutions to finance the acquisition of five large ore carriers and two capesize bulkers at two Korean shipyards. The agreement provides a credit line of up to US$530. As of December 31, 2011, Vale had drawn US$178 under the facility.

             In October 2010, we signed an agreement with Export Development Canada (EDC) to finance its investment program. Under the agreement, EDC will provide a credit line of up to US$1 billion. As of December 31, 2011, Vale disbursed US$ 500. In September 2010, Vale entered into agreements with The Export-Import Bank of China and the Bank of China Limited for the financing to build 12 very large ore carriers comprising a facility for an amount of up to US$1,229. The financing has a 13-year total term to be repaid, and the funds will be disbursed during 3 years according to the construction schedule. As of December 31, 2011, we had drawn US$467 under this facility.

             In June 2010, Vale established certain facilities with Banco Nacional de Desenvolvimento Econômico Social—BNDES for a total amount of R$774, (US$430), to finance the acquisition of domestic equipments. On March 31, 2011, Vale increased this facility through a new agreement with BNDES for R$ 103 (US$ 62). As of December 31, 2011, we had drawn the equivalent of US$329 under these facilities.

             In May 2008, the Company has signed agreements with Japanese long term financing credit agencies in the amount of US$ 5 billion, being US$ 3 billion with Japan Bank for International Cooperation (JIBC) and US$ 2 billion with Nippon Export and Investment Insurance (NEXI), to finance mining projects, logistics and energy generation. Until December 31, 2011, Vale through its subsidiary PT International Nickel Indonesia Tbk (PTI) withdrew US$300, under the credit facility from NEXI to finance the construction of the hydroelectric plant of Karebbe, Indonesia.

             In April 2008, Vale has signed a credit line in the amount of R$ 7.3 billion (US$ 4 billion) with Banco Nacional de Desenvolvimento Econômico e Social—BNDES to finance its investment program. Until December 31, 2011, Vale withdrew R$ 2,795 (US$1,496) in this line.

Guarantee

             On December 31, 2011, US$ 648 of the total aggregate outstanding debt was secured by fixed assets.

Covenants

             Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of December 31, 2011.

Stockholders' equity	12 Months Ended
Dec. 31, 2011
Stockholders' equity
Stockholders' equity

17    Stockholders' equity

             Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders' meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds twelve preferred special shares which confer permanent veto rights over certain matters.

             Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders' meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.

             During 2011, Vale paid the minimum annual remuneration attributed to stockholder in 2010, as of interest on capital and dividends, and Vale paid the additional remuneration in amount of US$ 1,000. Additionally, we anticipate US$ 4,141 relating to dividends of annual remuneration attributed to stockholder in 2011.

             In November 2011, as part of the share buy-back program approved in June 2011, we concluded the acquisition of 39,536,080 common shares, at an average price of US$ 26.25 per share, and 81,451,900 preferred shares, at an average price of US$ 24.09 per share (including shares of each class in the form of American Depositary Receipts), for a total aggregate purchase price of US$ 3.0 billion. The repurchased shares represent 3.10% of the free float of common shares, and 4.24% of the free float of preferred shares, outstanding before the launch of the program. The shares acquired will be held in treasury for cancellation.

             In September, 2010, the Board of Directors approved a share buy-back program. The shares are to be held in treasury for subsequent sale or cancellation, amounting up to US$2 billion and involving up to 64,810,513 common shares and up to 98,367,748 preferred shares. As of December 31, 2010 we had acquired 21,682,700 common shares and 48,197,700 preferred shares.

             In June 2010, the notes series Rio and Rio P were converted into ADS and represent an aggregate of 49,305,205 common shares and 26,130,033 preferred class A shares respectively. The conversion was made using 75,435,238 treasury stocks held by the Company. The difference between the conversion amount and the book value of the treasury stocks of US$ 1,379 was accounted for in additional paid-in capital in the stockholder's equity.

             The outstanding issued mandatory convertible notes as of December 31, 2011, are as follows:

			Value
	Date
				Net of charges
Headings	Emission	Expiration	Gross		Coupon
Tranches Vale and Vale P-2012	July/2009	June/2012	942	934	6.75% p.a.

             The notes pay a quarterly coupon and are entitled to an additional remuneration equivalent to the cash distribution paid to ADS holders. These notes were classified as a capital instrument, mainly due to the fact that neither the Company nor the holders have the option to settle the operation, whether fully or partially, with cash, and the conversion is mandatory. Consequently, they were recognized as a specific component of shareholders' equity, net of financial charges.

             The funds linked to future mandatory conversion, net of charges are equivalent to the maximum of common shares and preferred shares, are as follows. All the shares are currently held in treasury.

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P-2012	18,415,859	47,284,800	293	649

             In November 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US$ 1.657454 and US$ 1.917027 per note, respectively.

             In September 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US$ 1.806046 and US$ 2.088890 per note, respectively.

             In April 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US$ 0.985344 and US$ 1.139659 per note, respectively.

             In January 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, US$ 0.462708 and US$ 0.535173 per note, respectively.

             Brazilian law permits the payment of cash dividends only from retained earnings as stated in the BR GAAP statutory records and such payments are made in Brazilian reais. Pursuant to the Company's statutory books, undistributed retained earnings at December 31, 2011, total US$36,145, comprising of the unrealized income and expansion reserves, which could be freely transferred to retained earnings and paid as dividends, if approved by the stockholders, after deducting of the minimum annual mandatory dividend, which is 25% of net income of the parent Company.

             No withholding tax is payable on distribution of profits earned, except for distributions in the form of interest attributed to stockholders' equity (Note 3 (q)).

             Brazilian laws and our By-laws require that certain appropriations be made from retained earnings to reserve accounts on an annual basis, all determined in accordance with amounts stated in the statutory accounting records.

             The purpose and basis of appropriation to such reserves is described below:

             Unrealized income reserve—this represents principally our share of the earnings of affiliates and joint ventures, not yet received in the form of cash dividends.

             Expansion reserve—this is a general reserve for expansion of our activities.

             Legal reserve—this reserve is a requirement for all Brazilian corporations and represents the appropriation of 5% of annual net income up to a limit of 20% of capital stock all determined under Brazilian GAAP.

             Fiscal incentive investment reserve—this reserve results from an option to designate a portion of income tax otherwise payable, for investment in government approved projects and is recorded in the year following that in which the taxable income was earned. As from 2000, this reserve basically contemplates income tax incentives (Note 6).

Earnings per share

             Earnings per share amounts have been calculated as follows:

	Year ended as of December 31,
	2011	2010	2009
Net income from continuing operations	22,885	17,407	5,349
Discontinued operations, net of tax	–	(143)	–

Net income for the period	22,885	17,264	5,349
Remuneration attributed to preferred convertible notes	(97)	(72)	(58)
Remuneration attributed to common convertible notes	(70)	(61)	(93)

Net income for the period adjusted	22,718	17,131	5,198

Earnings per share
Income available to preferred stockholders	8,591	6,566	1,967
Income available to common stockholders	13,842	10,353	3,082
Income available to convertible notes linked to preferred	205	153	75
Income available to convertible notes linked to common	80	59	73

	22,718	17,131	5,197

Weighted average number of shares outstanding (thousands of shares)—preferred shares	1,984,030	2,035,783	2,030,700
Weighted average number of shares outstanding (thousands of shares)—common shares	3,197,063	3,210,023	3,181,706

Total	5,181,093	5,245,806	5,212,406

Weighted average number of convertibles outstanding (thousands of shares)—linked to preferred shares	47,285	47,285	77,580
Weighted average number of convertibles outstanding (thousands of shares)—linked to common shares	18,416	18,416	74,998

Total	65,701	65,701	152,578

Total
Earnings per preferred share	4.33	3.23	0.97
Earnings per common share	4.33	3.23	0.97
Earnings per convertible note linked to preferred	6.39	4.76	1.71
Earnings per convertible note linked to common share	8.15	6.52	2.21
Continuous operation
Earnings per preferred share	4.33	3.25	0.97
Earnings per common share	4.33	3.25	0.97
Earnings per convertible note linked to preferred	6.39	4.77	1.71
Earnings per convertible note linked to common share	8.15	6.56	2.21
Discontinuous operation
Earnings per preferred share		(0.02)
Earnings per common share		(0.02)
Earnings per convertible note linked to preferred		(0.01)
Earnings per convertible note linked to common share		(0.04)

Pension plans	12 Months Ended
Dec. 31, 2011
Pension plans
Pension plans

18    Pension plans

             The Company is the sponsor of pension plans mixed with characteristics of benefit and defined contribution (such as benefit plan Vale Mais), which includes retirement income and the risk benefits (death pension, retirement for disability and sickness benefit). These plans are calculated based on length of service, age, salary base and supplement to Social Security benefits. These plans are administered by Fundação Vale do Rio Doce de Seguridade Social—VALIA.

             The Company also sponsors a pension plan with defined benefit characteristics. This plan was funded by monthly contributions made by the sponsor and employees, calculated on the basis of periodic actuarial estimates. With the creation of the plan Vale Mais in May 2000, more than 98% of active employees opted to transfer. The defined benefit is still there, covering almost exclusively retired participants and their beneficiaries. This plan is also administered by VALIA.

             Additionally, a specific group of former employees are entitled to additional payments to the normal benefits of VALIA through Complementation Bonus plus a post-retirement benefit that covers medical, dental and pharmaceutical assistance to that specific group.

             Vale Fertilizantes and its wholly owned subsidiaries pay to employees who are eligible to the FGTS' fine according to union agreement and provide certain health benefits for retired employees who are eligible.

             The Company also has defined benefit plans and other post-employment benefits administered by other foundations and social security entities which, together, benefiting all employees.

             The following information details the status of the defined benefit elements of all plans in accordance with employers disclosure about pensions and other post retirement benefits, as well as costs related to them.

             We use a measurement date December 31 for our pension and post retirement benefit plans.

a) Change in benefit obligation

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Benefit obligation at beginning of year	3,623	5,667	1,601	3,661	3,923	1,431
Benefit initial recognized consolidation	–	–	–	385	12	58
Transfers	1,132	(1,132)	–	(936)	936	–
Service cost	18	79	32	2	59	26
Interest cost	517	272	102	329	360	102
Plan amendment	–	2	(23)	(28)	10	(2)
Assumptions changes	141	39	10	87	65	6
Benefits paid/ Actual distribution	(345)	(363)	(82)	(237)	(364)	(78)
Plan settlements	–	(26)	(8)	–	–	–
Effect of exchange rate changes	(539)	(138)	(67)	126	241	71
Actuarial loss	64	162	129	234	425	(13)

Benefit obligation at end of year	4,611	4,562	1,694	3,623	5,667	1,601

b) Change in plan assets

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Fair value of plan assets at beginning of year	5,585	4,645	13	4,996	3,229	11
Fair value initial recognized consolidation	–	–	–	451	10	–
Transfers	1,105	(1,105)	–	(866)	866	–
Actual return on plan assets	573	125	–	1,094	541	1
Employer contributions	65	512	82	2	169	80
Benefits paid/ Actual distribution	(345)	(363)	(82)	(265)	(364)	(80)
Plan settlements	–	(26)	(11)	–	–	–
Effect of exchange rate changes	(706)	(126)	(1)	173	194	1

Fair value of plan assets at end of year	6,277	3,662	1	5,585	4,645	13

             A special contribution was made to the Vale Canada Limited defined underfunded benefit plans of US$342 during the period. The contribution was made to bring the adequate ratios which provide Vale Canada with more certain funding requirements for 2011-2013.

             Plan assets managed by Valia on December 31, 2011, December 31, 2010 and January 1, 2010 include investments in portfolio of our own stock of US$340, US$519 and US$587, investments in debentures worth US$63, US$64 and US$69 and equity investments from related parties amounting to US$84, US$81 and US$164, respectively. They also include on December 31, 2011, 31 December 2010 and January 1, 2010, US$3,552, US$4,150 and US$3,261 of securities of the Federal Government. The assets of the pension plans of Vale Canada Limited in securities of the Government of Canada on December 31, 2011, 2010 and January 1, 2010, amounted to US$653, US$436 and US$391, respectively. The assets of Vale Fertilizantes and Ultrafértil on December 31, 2011 and December 31, 2010 in securities of the Federal Government were worth US$149 and US$158, respectively.

c) Funded Status and Financial Position

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Noncurrent assets	1,666	–	–	1,962	–	–
Current liabilities	–	(69)	(78)	–	(35)	(133)
Non-current liabilities	–	(831)	(1,615)	–	(987)	(1,455)

Funded status	1,666	(900)	(1,693)	1,962	(1,022)	(1,588)

d) Assumptions used (nominal terms)

             All calculations involve future actuarial projections for some parameters, such as salaries, interest, inflation, the behavior of INSS benefits, mortality, disability, etc. No actuarial results can be analyzed without prior knowledge of the scenario of assumptions used in the assessment.

             The economic actuarial assumptions adopted were formulated considering the long life of the plan and should therefore be examined in that light. So, in the short term, they may not necessarily be realized.

             For the evaluations the following economic assumptions were adopted:

Brazil
	December 31, 2011			December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate	10.78% p.a.	11.30% p.a.	11.30% p.a.	11.30% p.a.	11.30% p.a.	11.30% p.a.
Expected return on plan assets	14.25% p.a.	13.79% p.a.	N/A	12.00% p.a.	11.50% p.a.	N/A
Rate of compensation increase—up to 47 years	8.15% p.a.	8.15% p.a.	N/A	8.15% p.a.	8.15% p.a.	N/A
Rate of compensation increase—over 47 years	5.00% p.a.	5.00% p.a.	N/A	5.00% p.a.	5.00% p.a.	N/A
Inflation	5.00% p.a.	5.00% p.a.	5.00% p.a.	5.00% p.a.	5.00% p.a.	5.00% p.a.
Health care cost trend rate	N/A	N/A	8.15% p.a.	N/A	N/A	8.15% p.a.

Foreign
	December 31, 2011			December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate	N/A	5.43% p.a.	5.10% p.a.	N/A	6.21% p.a.	5.44% p.a.
Expected return on plan assets	N/A	6.51% p.a.	6.50% p.a.	N/A	7.02% p.a.	6.50% p.a.
Rate of compensation increase—up to 47 years	N/A	4.10% p.a.	3.00% p.a.	N/A	4.11% p.a.	3.58% p.a.
Rate of compensation increase—over 47 years	N/A	4.10% p.a.	3.00% p.a.	N/A	4.11% p.a.	3.58% p.a.
Inflation	N/A	2.00% p.a.	2.00% p.a.	N/A	2.00% p.a.	2.00% p.a.
Initial Health care cost trend rate	N/A	N/A	7.22% p.a.	N/A	N/A	7.35% p.a.
Ultimate Health care cost trend rate	N/A	N/A	4.49% p.a.	N/A	N/A	4.49% p.a.

e) Pension costs

	Year ended as of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the period	18	79	32
Interest cost on projected benefit obligation	517	272	102
Expected return on assets	(785)	(258)	–
Amortizations and (gain) / loss	–	24	(35)

Net periodic pension cost (credit)	(250)	117	99

	Year ended as of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the period	2	59	27
Interest cost on projected benefit obligation	329	361	97
Expected return on assets	(531)	(321)	–
Amortizations and (gain) / loss	–	18	(14)
Net deferral	(1)	–	–

Net periodic pension cost (credit)	(201)	117	110

	Year ended as of December 31, 2009
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the period	11	43	17
Interest cost on projected benefit obligation	313	255	88
Expected return on assets	(431)	(202)	(1)
Amortizations and (gain)/loss	14	3	(19)
Net deferral	–	14	(14)

Net periodic pension cost (credit)	(93)	113	71

f) Accumulated benefit obligation

	December 31, 2011			December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Accumulated benefit obligation	4,610	4,404	1,694	3,612	5,540	1,601
Projected benefit obligation	4,611	4,562	1,694	3,623	5,667	1,601
Fair value of plan assets	(6,277)	(3,662)	(1)	(5,585)	4,645	(13)

g) Impact of 1% variation in assumed health care cost trend rate

	1% increase		1% decrease
	2011	2010	2011	2010
Accumulated postretirement benefit obligation (APBO)	258	213	(206)	(172)
Interest and service costs	22	12	(18)	(17)

h) Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit	–	(15)	–	–	(15)	–
Net actuarial (loss)/gain	(181)	(885)	292	243	(628)	335
Effect of exchange rate changes	(24)	3	–	(1)	–	(1)
Deferred income tax	70	249	(76)	(82)	201	(111)

Amounts recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216	160	(442)	223

i) Change in Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit not yet recognized in NPPC at beginning of period	–	(14)	–	–	–	–
Net actuarial (loss)/gain not yet recognized in NPPC at beginning of period	242	(629)	334	(18)	(337)	297
Transfers	–	–	–	8	(8)	–
Deferred income tax at beginning of period	(82)	201	(111)	3	111	(94)

Effect of initial recognition of cumulative comprehensive income (deficit)	160	(442)	223	(7)	(234)	203
Reclassifications
Amortization of net transition (obligation)/asset	–	(5)	–	–	–	–
Amortization of net prior service (cost)/credited	–	5	–	–	–	–
Amortization of net actuarial (loss)/gain	–	19	2	–	(1)	9
Total net actuarial (loss)/gain arising during period	(423)	(290)	(48)	261	(277)	11
Transfers	–	–	–	(8)	8	–
Effect of exchange rate changes	(24)	17	4	(1)	(28)	17
Deferred income tax	152	48	35	(85)	90	(17)

Total recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216	160	(442)	223

j) Plan assets

Brazilian Plans

             The Investment Policy Statements of pension plans sponsored for Brazilian employees are based on a long term macroeconomic scenario and expected returns. An Investment Policy Statement was established for each obligation by following results of a strategic asset allocation study.

             Plan asset allocations comply with pension funds local regulation issued by CMN—Conselho Monetário Nacional (Resolução CMN 3792/09). We are allowed to invest in six different asset classes, defined as Segments by the law, as follows: Fixed Income, Equity, Structured Investments (Alternative Investments and Infra-Structure Projects), International Investments, Real Estate and Loans to Participants.

             The Investment Policy Statements are approved by the Board, the Executive Directors and two Investments Committees. The internal and external portfolio managers are allowed to exercise investment discretion under the limitations imposed by the Board and the Investment Committees.

             The pension fund has a risk management process with established policies that intend to identify measure and control all kind of risks faced by our plans, such as: market, liquidity, credit, operational, systemic and legal.

Foreign plans

             The strategy for each of the pension plans sponsored by Vale Canada is based upon a combination of local practices and the specific characteristics of the pension plans in each country, including the structure of the liabilities, the risk versus reward trade-off between different asset classes and the liquidity required to meet benefit payments.

Overfunded pension plans

Brazilian Plans

             The Defined Benefit Plan (the "Old Plan") has the most part of its assets allocated in fixed income, mainly in Brazilian government bonds (such as TIPS) and corporate long term inflation linked corporate bonds with the objective of reducing the asset-liability volatility. The target is 55% of the total assets. This LDI (Liability Driven Investments) strategy, when considered together with the Loans to Participants segment, aims to hedge the plan's liabilities against inflation risk and volatility. The target allocation for each investment segment or asset class is as follows:

	December 31, 2011	December 31, 2010
Fixed income	57%	52%
Equity	24%	28%
Structured investments	6%	6%
International investments	1%	2%
Real estate	8%	7%
Loans to participants	4%	5%

             The Investment Policy has the objective of achieving the adequate diversification, current income and long term capital growth through the combination of all asset classes described above to fulfill its obligations with the adequate level of risk. This plan has an average nominal return of 20% p.a. in dollars terms in the last 11 years.

             The Vale Mais Plan (the "New Plan") has obligations with both characteristics of defined benefit and variable contribution, as mentioned. The most part of its investments is in fixed income. It also implemented a LDI (Liability Driven Investments) strategy to reduce asset-liability volatility of the defined benefits plan's component by using inflation linked bonds (like TIPS). The target allocation for this strategy is 55% of total assets of this sub-plan. The target allocation for each investment segment or asset class is as follows:

	December 31, 2011	December 31, 2010
Fixed income	56%	59%
Equity	24%	24%
Structured investments	3.5%	2%
International investments	0.5%	1%
Real estate	6%	4%
Loans to participants	10%	10%

             The Defined Contribution Vale Mais component offers three options of asset classes mix that can be chosen by participants. The options are: Fixed Income—100%; 80% Fixed Income and 20% Equities and 65% Fixed Income and 35% Equities. Loan to participants is included in the fixed income options. Equities management is done through investment fund that targets Ibovespa index.

             The Investment Policy has the objective of achieving the adequate diversification, current income and long term capital growth through the combination of all asset classes described above to fulfill its obligations with the adequate level of risk. This plan has an average nominal return of 16% p.a. in dollars terms in the last 11 years.

—Fair value measurements by category—Overfunded Plans

	As of December 31, 2011				As of December 31, 2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Asset by category
Cash and cash equivalents	2	2	–	–	6	6	–	–
Accounts Receivable	15	15	–	–	81	81	–	–
Equity securities—liquid	1,508	1,425	83	–	1,396	1,321	75	–
Debt securities—Corporate bonds	560	–	560	–	420	–	420	–
Debt securities—Government bonds	2,134	2,134	–	–	2,114	2,114	–	–
Investment funds—Fixed Income	2,292	2,292	–	–	1,610	1,610	–	–
Investment funds—Equity	539	539	–	–	513	513	–	–
International investments	13	13	–	–	23	23	–	–
Structured investments—Private Equity funds	194	–	–	194	128	–	–	128
Structured investments—Real estate funds	21	–	–	21	19	–	–	19
Real estate	482	–	–	482	288	–	–	288
Loans to Participants	345	–	–	345	182	–	–	182

Total	8,105	6,420	643	1,042	6,780	5,668	495	617

Funds not related to risk plans	(1,828)				(1,195)
Fair value of plan assets at end of year	6,277				5,585

—Fair value measurements using significant unobservable inputs—Level 3 (Overfunded)

	As of December 31, 2011						As of December 31, 2010
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	128	19	288	182	617	97	–	249	282	628
Actual return on plan assets	(8)	–	79	49	120	(3)	1	49	25	72
Initial recognized consolidation of Fosfertil	–	–	–	–	–	–	–	22	5	27
Assets sold during the period	(1)	–	(22)	(117)	(140)	(3)	(1)	(24)	(75)	(103)
Assets purchases, sales and settlements	37	–	135	116	288	43	–	25	62	130
Cumulative translation adjustment	(16)	(2)	(35)	(36)	(89)	4	1	9	7	21
Transfers in and/or out of Level 3	54	4	37	151	246	(10)	18	(42)	(124)	(158)

End of the year	194	21	482	345	1,042	128	19	288	182	617

             The target return for private equity assets in 2012 is 11.94% p.a. for the Old Plan and 11.51% p.a.for the New Plan. The target allocation is 6% for the Old Plan and 5.3% for the New Plan, ranging between 2% and 10% for the Old Plan and ranging between 1% and 10% for the New Plan. These investments have a longer investment horizon and low liquidity that aim to profit from economic growth, especially in the infrastructure sector of the Brazilian economy. The fair value of usually non-liquid assets is close to acquisition cost or book value. Some private equity funds, alternatively, apply the following methodologies: discounted cash flows analysis or analysis based on multiples.

             The target return for loans to participants in 2012 is 16% p.a. The fair value pricing of these assets includes provisions for non-paid loans, according to the local pension fund regulation.

             The target return for real estate assets in 2012 is 12.80% p.a. Fair value for these assets is close to book value. The pension fund hires companies specialized in real estate valuation that do not act in the market as brokers. All valuation techniques follow the local regulation.

Underfunded pension plans

Brazilian Obligation

             The obligation has an exclusive allocation in fixed income. A LDI (Liability Driven Investments) was also used strategy for this plan. Most of the resources were invested in long term Brazilian government bonds (similar to TIPS) and inflation linked corporate bonds with the objective of minimizing asset-liability volatility and reduce inflation risk.

             The Investment Policy Statement has the objective of achieving the adequate diversification, current income and long term capital growth to fulfill its obligations with the adequate level of risk. This obligation has an average nominal return of 16% p.a. in local currency in the last 6 years.

Foreign plans

             All pension plans except PT Inco, have resulted in a target asset allocation of 60% in equity investments and 40% in fixed income investments, with all securities being traded in the public markets. Fixed income investments are in domestic bonds for each plan's market and involve a mixture of government and corporate bonds. Equity investments are primarily global in nature and involve a mixture of large, mid and small capitalization companies with a modest explicit investment in domestic equities for each plan. The Canadian plans also use a currency hedging strategy (each developed currency's exposure is 50% hedged) due to the large exposure to foreign securities. For PT Inco, the target allocation is 20% equity investment and the remainder in fixed income, with the vast majority of these investments being made within the domestic market.

—Fair value measurements by category—Underfunded Pension Plans

	As of December 31, 2011					As of December 31, 2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Asset by category
Cash and cash equivalents	41	17	24	–	52	22	30	–
Accounts Receivable	11	11	–	–	20	20	–	–
Equity securities	1,232	1,231	1	–	1,628	1,623	5	–
Debt securities	259	–	259	–	175	–	175	–
Debt securities—Government bonds	660	33	627	–	786	370	416	–
Investment funds—Fixed Income	1,007	439	568	–	1,799	1,079	720	–
Investment funds—Equity	450	74	376	–	437	91	346	–
International investments	2	–	2	–	6	3	3	–
Investment funds—Private Equity	–	–	–	–	216	216	–	–
Structured investments—Private Equity funds	–	–	–	–	15	–	–	15
Structured investments—Real estate funds	–	–	–	–	1	–	–	1
Real estate	–	–	–	–	37	–	–	37
Loans to Participants	–	–	–	–	151	–	–	151

Total	3,662	1,805	1,857	–	5,323	3,424	1,695	204

Funds not related to risk plans	–				(678)

Fair value of plan assets at end of year	3,662				4,645

—Fair value measurements using significant unobservable inputs—Level 3 (Underfunded)

	As of December 31, 2011						As of December 31, 2010
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	15	1	37	151	204	–	–	–	–	–
Actual return on plan assets	–	–	–	–	–	(2)	–	4	20	22
Assets sold during the period	–	–	–	–	–	7	–	(2)	(57)	(52)
Assets purchases, sales and settlements	–	–	–	–	–	–	–	10	58	68
Cumulative translation adjustment	–	–	–	–	–	–	–	1	6	7
Transfers in and/or out of Level 3	(15)	(1)	(37)	(151)	(204)	10	1	24	124	159

End of the year	–	–	–	–	–	15	1	37	151	204

Underfunded other benefits

—Fair value measurements by category—Other Benefits

	As of December 31, 2011		As of December 31, 2010
	Total	Level 1	Total	Level 1
Asset by category
Cash	1	1	13	13

Total	1	1	13	13

k)    Cash flow contributions

             Employer contributions expected for 2012 are US$262.

l)    Estimated future benefit payments

             The benefit payments, which reflect future service, are expected to be made as follows:

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
2012	282	403	89
2013	279	393	93
2014	279	387	96
2015	272	387	99
2016	269	383	101
2017 and thereafter	1,269	1,917	494

m)    Summary of participant data

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Active participants
Number	202	67,951	74,729	245	59,923	67,990
Average age—years	50.0	36	35.9	49.8	36	36.4
Average service—years	27.2	7	7.7	27.1	8	8.5
Terminated vested participants
Number	–	5,815	–	–	4,876	–
Average age—years	–	39	–	–	40	–
Retirees and beneficiaries
Number	18,380	18,189	32,633	18,496	18,078	32,765
Average age—years	66.3	71	63.7	65.6	71	62.5

Long-term incentive compensation plan	12 Months Ended
Dec. 31, 2011
Long-term incentive compensation plan
Long-term incentive compensation plan

19    Long-term incentive compensation plan

             Under the terms of the long-term incentive compensation plan, the participants, restricted to certain executives, may elect to allocate part of their annual bonus to the plan. The allocation is applied to purchase preferred shares of Vale, through a predefined financial institution, at market conditions and with no benefit provided by Vale.

             The shares purchased by each executive are unrestricted and may, at the participant's discretion, be sold at any time. However, the shares must be held for a three-year period and the executive must be continually employed by Vale during that period. The participant then becomes entitled to receive from Vale a cash payment equivalent to the total amount of shares held, based on the market rates. The total shares linked to the plan at December 31, 2011 and December 31, 2010, are 3,012,538 and 2,458,627, respectively.

             Additionally, as a long-term incentive certain eligible executives have the opportunity to receive at the end of the triennial cycle, a certain number of shares at market rates, based on an evaluation of their career and performance factors measured as an indicator of total return to stockholders.

             We account for the compensation cost provided to our executives under this long-term incentive compensation plan, following the requirements for Accounting for Stock-Based Compensation. Liabilities are measured at each reporting date at fair value, based on market rates. Compensation costs incurred are recognized, over the defined three-year vesting period. At December 31, 2011, December 31, 2010 and December 31, 2009, we recognized a liability of US$109, US$120 and US$72, respectively, through the Statement of Income.

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies
Commitments and contingencies

20    Commitments and contingencies

             a) In connection with the Girardin Act tax—advantaged lease financing arrangement sponsored by the French government, we provided guarantees to BNP Paribas for the benefit of the tax investors regarding certain payments due from VNC, associated with the Girardin Act lease financing. We also committed that assets associated with the Girardin Act lease financing would be substantially complete by December 31, 2011. In light of the delay in the start-up of the VNC processing facilities, we have proposed an extension to the previously agreed substantial completion date of December 31, 2011 to December 31, 2012. The French Government and tax investors have been briefed on this request and a formal request for extension has been submitted to them. We believe the likelihood of the guarantee being called upon to be remote.

             Sumic Nickel Netherlands B.V. ("Sumic"), a 21% stockholder of VNC, has a put option to sell to us 25%, 50%, or 100% of the shares they own of VNC if the defined cost of the initial nickel cobalt development project, as measured by funding provided to VNC, in natural currencies and converted to U.S. dollars at specified rates of exchange, in the form of Girardin Act lease financing, shareholder loans and equity contributions by shareholders to VNC, exceeded US$4.6 billion and an agreement cannot be reached on how to proceed with the project. On May 27, 2010 the threshold was reached. The put option discussion and decision period was stayed to January 1, 2012. We are currently in discussions with Sumic on their continued participation in VNC, and expect to reach a resolution during the second or third quarter of 2012 following a prescribed process which occurs over a five month period.

             In addition, in the course of our operations we have provided letters of credit and guarantees in the amount of US$465 million that are associated with items such as environment reclamation, asset retirement obligation commitments, insurance, electricity commitments, community service commitments and import and export duties.

             b) We and our subsidiaries are defendants in numerous legal actions in the normal course of business. Based on the advice of our legal counsel, management believes that the amounts recognized are sufficient to cover probable losses in connection with such actions.

             The provision for contingencies and the related judicial deposits is as follows:

	As of December 31,
	2011		2010
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	751	895	748	874
Civil claims	248	151	510	410
Tax—related actions	654	413	746	442
Others	33	5	39	5

	1,686	1,464	2,043	1,731

             Labor and social security related actions principally comprise of claims by Brazilian current and former employees for (i) payment of time spent travelling from their residences to the work-place, (ii) additional health and safety related payments and (iii) various other matters, often in connection with disputes about the amount of indemnities paid upon dismissal and the one-third extra holiday pay.

             Civil actions principally relate to claims made against us by contractors in Brazil in connection with losses alleged to have been incurred by them as a result of various past Government economic plans, during which full inflation indexation of contracts was not permitted, as well as for accidents and land appropriation disputes.

             Tax related actions principally comprise of challenges initiated by us, on certain taxes on revenues and uncertain tax positions. We continue to vigorously pursue our interests in all these actions but recognize that we probably will incur some losses in the final instance, for which we have made provisions.

             Judicial deposits are made by us following court requirements in order to be entitled to either initiate or continue a legal action. These amounts are released to us upon receipt of a final favorable outcome from the legal action, and in the case of an unfavorable outcome, the deposits are transferred to the prevailing party.

             Contingencies settled during the year ended December 31, 2011, December 31, 2010 and December 31, 2009, totaled US$658, US$352 and US$236, respectively. Provisions recognized in the year ended December 31, 2011, December 31, 2010 and December 31, 2009, totaled US$526, US$112 and US$294, respectively, classified as other operating expenses.

             In addition to the contingencies for which we have made provisions, we are defendants in claims where in our opinion, and based on the advice of our legal counsel, the likelihood of loss is reasonably possible but not probable, in the total amount of US$ 22,449 at December 31, 2011, and for which no provision has been made (December 31, 2010—US$4,787). The increase in the values of reasonably possible tax contingencies refers mainly to tax assessments against us for regarding the payment of Income Tax and Social Contribution calculated based on the equity method in foreign subsidiaries.

             c) At the time of our privatization in 1997, the Company issued debentures to its then-existing stockholders, including the Brazilian Government. The terms of these debentures were set to ensure that the pre-privatization stockholders, including the Brazilian Government, would participate in possible future financial benefits that could be obtained from exploiting certain mineral resources.

             A total of 388,559,056 Debentures were issued at a par value of R$ 0.01 (one cent), whose value will be restated in accordance with the variation in the General Market Price Index (IGP-M), as set forth in the Issue Deed. In December 31, 2011 the total amount of these debentures was US$ 1,336 (US$ 1,284 in December 31, 2010).

             The debenture holders have the right to receive premiums, paid semiannually, equivalent to a percentage of net revenues from specific mine resources as set forth in the indenture.

             During 2011 we paid remuneration on these debentures of US$ 14.

d)    Description of Leasing Arrangements

             Part of our railroad operations include leased facilities. The 30-year lease is renewable for a further 30 years and expires in August, 2026 and is classified as an operating lease. At the end of the lease term, we are required to return the concession and the leased assets. In most cases, management expects that in the normal course of business, leases will be renewed.

             The following is a schedule by year of future minimum rental payments required under the railroad operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2011.

2012	87
2013	87
2014	87
2015	87
2016 thereafter	955

Total minimum payments required	1,303

             The total expenses of operating leases for the years ended December 31, 2011, 2010 and 2009 were US$87, US$90 and US$80, respectively.

             During 2008, we entered into operating lease agreements with our joint ventures Nibrasco, Itabrasco and Kobrasco, under which we leased four pellet plants. The lease terms are from 5 to 30 years.

             The following is a schedule by year of future minimum rental payments required under the pellet plants operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2011:

2012	66
2013	58
2014	23
2015	23
2016 thereafter	64

Total minimum payments required	234

             The total expenses of operating leases for the years ended December 31, 2011, 2010 and 2009 were US$66, US$107 and US$114, respectively.

e)    Asset retirement obligations

             We use various judgments and assumptions when measuring our asset retirement obligations.

             Changes in circumstances, law or technology may affect our cash flow estimates and we periodically review the amounts accrued and adjust them as necessary. Our accruals do not reflect unasserted claims because we are currently not aware of any such issues. Also the amounts provided are not reduced by any potential recoveries under cost sharing, insurance or indemnification arrangements because such recoveries are considered uncertain.

             The changes in the provisions for asset retirement obligations are as follows:

	Year ended as of December 31,
	2011	2010	2009
Beginning of period	1,368	1,116	887
Accretion expense	125	113	75
Liabilities settled in the current period	(57)	(45)	(46)
Revisions in estimated cash flows	420	125	(23)
Cumulative translation adjustment	(86)	59	223

End of period	1,770	1,368	1,116

Current liabilities	73	75	89
Non-current liabilities	1,697	1,293	1,027

Total	1,770	1,368	1,116

Other expenses	12 Months Ended
Dec. 31, 2011
Other expenses
Other expenses

21    Other expenses

             The income statement line "Other operating expenses" totaled US$2,810 for the year ended December 31, 2011, (US$2,205 in 2010 and US$1,522 in 2009). It includes pre operational expenses of US$439 (US$360 in 2010 and US$0 in 2009), loss of materials of US$49 (US$108 in 2010 and US$9 in 2009) and idle capacity and stoppage operations expenses of US$854 (US$757 in 2010 and US$880 in 2009).

Fair value disclosure of financial assets and liabilities	12 Months Ended
Dec. 31, 2011
Fair value disclosure of financial assets and liabilities
Fair value disclosure of financial assets and liabilities

22    Fair value disclosure of financial assets and liabilities

             The Financial Accounting Standards Board, through Accounting Standards Codification and Accounting Standards Updates, defines fair value and sets out a framework for measuring fair value, which refers to valuation concepts and practices and requires certain disclosures about fair value measurements.

a)    Measurements

             The pronouncements define fair value as the exchange price that would be received for an asset, or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants on the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the inherent risks in the inputs to the valuation technique.

             These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Under this standard, those inputs used to measure the fair value are required to be classified on three levels. Based on the characteristics of the inputs used in valuation techniques the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed as follows:

    Level 1—Unadjusted quoted prices on an active, liquid and visible market for identical assets or liabilities that are accessible at the measurement date;

    Level 2—Quoted prices for identical or similar assets or liabilities on active markets, inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability;

    Level 3—Assets and liabilities, for which quoted prices do not exist, or those prices or valuation techniques are supported by little or no market activity, unobservable or illiquid. At this point, fair market valuation becomes highly subjective.

b)    Measurements on a recurring basis

             The description of the valuation methodologies used for recurring assets and liabilities measured at fair value in the Company's Consolidated Balance Sheet at December 31, 2011 and December 31, 2010 are summarized below:

  •
  Available-for-sale securities

             They are securities that are not classified either as held-for-trading or as held-to-maturity for strategic reasons and have readily available market prices. We evaluate the carrying value of some of our investments in relation to publicly quoted market prices when available. When there is no market value, we use inputs other than quoted prices.

  •
  Derivatives

             The market approach is used to estimate the fair value of the swaps discounting their cash flows using the interest rate of the currency they are denominated it is also used for the commodities contracts, since the fair value is computed by using forward curves for each commodity.

  •
  Debentures

             The fair value is measured by the market approach method, and the reference price is available on the secondary market.

             The tables below presents the balances of assets and liabilities measured at fair value on a recurring basis as follows:

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	–
Unrealized losses on derivatives	(81)	(81)	–	(81)
Debentures	(1,336)	(1,336)	–	(1,336)

	December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	12	12	12	–
Unrealized losses on derivatives	257	257	1	256
Debentures	(1,284)	(1,284)	–	(1,284)

c)    Measurements on a non-recurring basis

             The Company also has assets under certain conditions that are subject to measurement at fair value on a non-recurring basis. These assets include goodwill and assets acquired and liabilities assumed in business combinations. During the year ended December 31, 2011, we have not recognized any impairment for those items.

d)    Financial Instruments

Long-term debt

             The valuation method used to estimate the fair value of our debt is the market approach for the contracts that are quoted on the secondary market, such as bonds and debentures. The fair value of both fixed and floating rate debt is determined by discounting future cash flows of Libor and Vale's bonds curves (income approach).

Time deposits

             The method used is the income approach, through the prices available on the active market. The fair value is close to the carrying amount due to the short-term maturities of the instruments.

             Our long-term debt is reported at amortized cost, and the income of time deposits is accrued monthly according to the contract rate. The estimated fair value measurement is disclosed as follows:

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests)(*)	(22,700)	(24,312)	(18,181)	(6,131)
Perpetual Notes(**)	(80)	(80)	–	(80)

	December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	1,793	1,793	–	1,793
Long-term debt (less interests)(*)	(24,071)	(25,264)	(19,730)	(5,534)
(*)
Less accrued charges of US$333 and US$343 as of December 31, 2011 and December 31, 2010, respectively.
(**)
Classified on "LT Loans and related parties".

Segment and geographical information	12 Months Ended
Dec. 31, 2011
Segment and geographical information
Segment and geographical information

23    Segment and geographical information

             The information presented to the Executive Board with the respective performance of each segment are usually derived from the accounting records maintained in accordance with the best accounting practices, with some reallocation between segments.

             Consolidated net income and principal assets are reconciled as follows:

Results by segment

	Year ended as of
	December 31, 2011						December 31, 2010						December 31, 2009
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	44,948	9,627	3,547	1,726	541	60,389	34,478	8,200	1,845	1,465	493	46,481	15,205	6,679	413	1,104	538	23,939
Cost and expenses	(14,466)	(6,350)	(2,753)	(1,467)	(958)	(25,994)	(11,589)	(5,916)	(1,669)	(1,120)	(354)	(20,648)	(7,127)	(5,580)	(158)	(812)	(502)	(14,179)
Research and development	(649)	(413)	(104)	(121)	(387)	(1,674)	(289)	(277)	(72)	(75)	(165)	(878)	(235)	(207)	(46)	(57)	(436)	(981)
Gain on sale of assets	–	1,513	–	–	–	1,513	–	–	–	–	–	–	–	–	–	–	–	–
Depreciation, depletion and amortization	(1,847)	(1,572)	(458)	(229)	(16)	(4,122)	(1,536)	(1,359)	(200)	(146)	(19)	(3,260)	(1,205)	(1,322)	(29)	(126)	(40)	(2,722)

Operating income	27,986	2,805	232	(91)	(820)	30,112	21,064	648	(96)	124	(45)	21,695	6,638	(430)	180	109	(440)	6,057
Financial result	(2,966)	(1)	(55)	(207)	(84)	(3,313)	(332)	(80)	32	(43)	(958)	(1,381)	625	369	–	24	8	1,026
Discontinued operations, net of tax	–	–	–	–	–	–	–	(143)	–	–	–	(143)	–	–	–	–	–	–
Gain (loss) on sale of investments	–	–	–	–	–	–	–	–	–	–	–	–	87	(108)	–	–	61	40
change in provision for losses on equity investments	1,095	101	–	125	(186)	1,135	1,013	(10)	–	94	(110)	987	328	(28)	–	143	(10)	433
Income taxes	(4,202)	(954)	(114)	(12)	–	(5,282)	(3,980)	240	(12)	20	27	(3,705)	(2,613)	525	–	(11)	(1)	(2,100)
Noncontrolling interests	105	88	(31)	–	71	233	5	(209)	19	–	(4)	(189)	17	(121)	–	–	(3)	(107)

Net income attributable to the Company's stockholders	22,018	2,039	32	(185)	(1,019)	22,885	17,770	446	(57)	195	(1,090)	17,264	5,082	207	180	265	(385)	5,349

Sales classified by geographic destination:
Foreign market
America, except United States	1,168	1,380	44	–	21	2,613	792	1,170	32	12	4	2,010	296	942	–	3	11	1,252
United States	98	1,571	1	–	2	1,672	73	740	–	–	15	828	15	744	–	–	73	832
Europe	8,766	2,456	153	–	62	11,437	6,797	2,067	4	–	44	8,912	2,184	1,755	–	–	97	4,036
Middle East/Africa/Oceania	1,743	150	1	–	1	1,895	1,562	217	11	–	–	1,790	413	118	–	–	–	531
Japan	5,987	1,243	–	–	8	7,238	3,859	1,371	–	–	10	5,240	1,473	913	–	–	26	2,412
China	18,237	1,235	–	–	99	19,571	14,432	923	–	–	24	15,379	8,171	821	–	–	11	9,003
Asia, other than Japan and China	3,619	1,394	35	–	1	5,049	2,710	1,445	8	–	9	4,172	1,074	1,107	–	–	37	2,218
Brazil	5,330	198	3,313	1,726	347	10,914	4,253	267	1,790	1,453	387	8,150	1,579	279	413	1,101	283	3,655

	44,948	9,627	3,547	1,726	541	60,389	34,478	8,200	1,845	1,465	493	46,481	15,205	6,679	413	1,104	538	23,939

Results by segment

	Year ended as of December 31, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	35,008	(494)	34,514	(9,066)	25,448	(1,418)	24,030	32,944	7,409	112
Pellets	8,150	(266)	7,884	(3,261)	4,623	(196)	4,427	2,074	624	997
Manganese	171	(8)	163	(187)	(24)	(15)	(39)	81	137	—
Ferroalloys	561	(48)	513	(407)	106	(54)	52	252	40	—
Coal	1,058	—	1,058	(1,378)	(320)	(164)	(484)	4,081	1,141	239

	44,948	(816)	44,132	(14,299)	29,833	(1,847)	27,986	39,432	9,351	1,348
Base Metals
Nickel and other products (*)	8,118	—	8,118	(5,558)	2,560	(1,487)	1,073	29,097	2,637	11
Copper (**)	1,126	(23)	1,103	(873)	230	(84)	146	4,178	1,226	234
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,371

	9,627	(28)	9,599	(6,735)	2,864	(1,572)	1,292	33,275	3,879	3,616
Fertilizers
Potash	287	(14)	273	(315)	(42)	(45)	(87)	2,137	532	—
Phosphates	2,395	(95)	2,300	(1,760)	540	(297)	243	6,430	316	—
Nitrogen	782	(103)	679	(557)	122	(116)	6	896	180	—
Others fertilizers products	83	(13)	70	—	70	—	70	364	—	—

	3,547	(225)	3,322	(2,632)	690	(458)	232	9,827	1,028	—
Logistics
Railroads	1,265	(222)	1,043	(1,003)	40	(179)	(139)	1,307	213	551
Ports	461	(48)	413	(315)	98	(50)	48	576	347	—
Ships	—	—	—	—	—	—	—	2,485	308	114

	1,726	(270)	1,456	(1,318)	138	(229)	(91)	4,368	868	665
Others	541	(60)	481	(1,285)	(804)	(16)	(820)	1,993	949	2,464
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—

	60,389	(1,399)	58,990	(24,756)	34,234	(4,122)	30,112	88,895	16,075	8,093

(*)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**)
Includes copper concentrate.

Results by segment

	Year ended as of December 31, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	26,384	(366)	26,018	(7,364)	18,654	(1,307)	17,347	30,412	4,015	107
Pellets	6,402	(266)	6,136	(2,515)	3,621	(110)	3,511	1,445	353	1,058
Manganese	258	(7)	251	(136)	115	(10)	105	24	2	—
Ferroalloys	664	(62)	602	(306)	296	(26)	270	292	26	—
Coal	770	—	770	(856)	(86)	(83)	(169)	3,020	499	223

	34,478	(701)	33,777	(11,177)	22,600	(1,536)	21,064	35,193	4,895	1,388
Base Metals
Nickel and other products (*)	4,712	—	4,712	(3,402)	1,310	(1,145)	165	28,623	1,880	23
Copper (**)	934	(29)	905	(621)	284	(87)	197	3,579	1,072	90
Aluminum products	2,554	(32)	2,522	(2,109)	413	(127)	286	395	342	152

	8,200	(61)	8,139	(6,132)	2,007	(1,359)	648	32,597	3,294	265
Fertilizers
Potash	280	(11)	269	(269)	—	(29)	(29)	474	355	—
Phosphates	1,211	(47)	1,164	(1,070)	94	(121)	(27)	7,560	438	—
Nitrogen	337	(43)	294	(285)	9	(50)	(41)	809	47	—
Others fertilizers products	17	(5)	12	(11)	1	—	1	146	3	—

	1,845	(106)	1,739	(1,635)	104	(200)	(96)	8,989	843	—
Logistics
Railroads	1,107	(183)	924	(716)	208	(123)	85	1,278	160	511
Ports	353	(47)	306	(236)	70	(23)	47	297	36	—
Ships	5	—	5	(13)	(8)	—	(8)	747	747	135

	1,465	(230)	1,235	(965)	270	(146)	124	2,322	943	646
Others	493	(90)	403	(429)	(26)	(19)	(45)	3,995	2,672	2,198

	46,481	(1,188)	45,293	(20,338)	24,955	(3,260)	21,695	83,096	12,647	4,497

(*)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**)
Includes copper concentrate.

Results by segment

	Year ended as of December 31, 2009
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	12,831	(172)	12,659	(4,956)	7,703	(1,044)	6,659	21,736	3,361	107
Pellets	1,352	(92)	1,260	(1,165)	95	(76)	19	947	84	1,050
Manganese	145	(2)	143	(103)	40	(9)	31	25	4	—
Ferroalloys	372	(45)	327	(278)	49	(15)	34	261	112	—
Coal	505	—	505	(549)	(44)	(61)	(105)	1,723	362	243

	15,205	(311)	14,894	(7,051)	7,843	(1,205)	6,638	24,692	3,923	1,400
Base Metals
Nickel and other products (*)	3,947	—	3,947	(3,292)	655	(1,016)	(361)	23,967	1,464	30
Copper (**)	682	(19)	663	(470)	193	(71)	122	4,127	558	80
Aluminum products	2,050	(37)	2,013	(1,969)	44	(235)	(191)	4,663	143	143

	6,679	(56)	6,623	(5,731)	892	(1,322)	(430)	32,757	2,165	253
Fertilizers
Potash	413	(17)	396	(187)	209	(29)	180	159	—	—

	413	(17)	396	(187)	209	(29)	180	159	—	—
Logistics
Railroads	838	(137)	701	(524)	177	(97)	80	1,045	96	468
Ports	264	(38)	226	(161)	65	(29)	36	1,441	106	—
Ships	2	—	2	(9)	(7)	—	(7)	1,104	738	125

	1,104	(175)	929	(694)	235	(126)	109	3,590	940	593
Others	538	(69)	469	(869)	(400)	(40)	(440)	6,439	1,068	2,339

	23,939	(628)	23,311	(14,532)	8,779	(2,722)	6,057	67,637	8,096	4,585

Related party transactions	12 Months Ended
Dec. 31, 2011
Related party transactions
Related party transactions

24    Related party transactions

             Balances from transactions with major related parties are as follows:

	December 31, 2011		December 31, 2010
	Assets	Liabilities	Assets	Liabilities
Affiliated Companies and Joint Ventures
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	177	162	264	300
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO	—	—	—	10
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	1	13	—	23
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	—	5	—	4
Baovale Mineração SA	8	20	3	30
Minas da Serra Geral SA—MSG	—	9	—	9
MRS Logística SA	50	20	1	15
Mineração Rio Norte SA	—	—	—	25
Norsk Hydro ASA	489	80	2	—
Samarco Mineração SA	47	—	61	—
Mitsui & CO, LTD	—	37	—	61
Others	107	49	229	84

	879	395	560	561

Current	370	304	531	559
Long-term	509	91	29	2

Total	879	395	560	561

             These balances are included in the following balance sheet classifications:

	December 31, 2011		December 31, 2010
	Assets	Liabilities	Assets	Liabilities
Current assets
Accounts receivable	288	—	435	—
Loans and advances to related parties	82	—	96	—
Non-current assets
Loans and advances to related parties	509	—	29	—
Current liabilities
Suppliers	—	280	—	538
Loans from related parties	—	24	—	21
Non-current liabilities
Long-term debt	—	91	—	2

	879	395	560	561

             Income and expenses from the principal transactions and financial operations carried out with major related parties are as follows:

	December 31, 2011		December 31, 2010		December 31, 2009
	Income	Expense	Income	Expense	Income	Expense
Affiliated Companies and Joint Ventures
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	—	151	—	149	29	47
Samarco Mineração SA	511	—	448	—	97	—
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO	—	150	—	50	—	18
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	729	521	462	513	85	75
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	—	98	—	117	—	29
Usinas Siderúrgicas de Minas Gerais SA—USIMINAS(*)	—	—	—	—	46	—
Mineração Rio Norte SA	—	—	—	156	—	210
MRS Logística SA	16	759	16	561	12	484
Others	103	53	17	18	19	29

	1,359	1,732	943	1,564	288	892

(*)
Sold in April 2009.

             These amounts are included in the following statement of income line items:

	December 31, 2011		December 31, 2010		December 31, 2009
	Income	Expense	Income	Expense	Income	Expense
Sales/Cost of iron ore and pellets	1,337	952	910	785	233	193
Revenues/expense from logistic services	16	759	23	603	26	457
Sales/Cost of aluminum products	—	18	—	156	—	210
Financial income/expenses	6	3	10	20	29	32

	1,359	1,732	943	1,564	288	892

             Additionally we have loans payable to Banco Nacional de Desenvolvimento Social and BNDES Participações S.A in the amounts of US$ 2,954 and US$ 902 respectively, accruing interest at market rates, which fall due through 2029. These operations generated interest expenses of US$ 138 and US$ 57. We also maintain cash equivalent balances with Banco Bradesco S.A. in the amount of US$ 16 in December 31, 2011. The effect of these operations in results was US$ 73.

Derivative financial instruments	12 Months Ended
Dec. 31, 2011
Derivative financial instruments
Derivative financial instruments

25    Derivative financial instruments

Risk management policy

             Vale considers that the effective management of risk is a key objective to support its growth strategy, strategic planning and financial flexibility. Therefore Vale has developed its risk management strategy in order to provide an integrated approach of the risks the Company is exposed to. To do that, Vale evaluates not only the impact of market risk factors in the business results (market risk), but also the risk arising from third party obligations with Vale (credit risk), those inherent to inadequate or failed internal processes, people, systems or external events (operational risk), those arising from liquidity risk, among others.

             The Board of Directors established the corporate risk management policy in order to support the growth strategy, strategic planning and business continuity of the Company, strengthening its capital structure and asset management, ensure flexibility and consistency on the financial management and strengthen corporate governance practices.

             The corporate risk management policy determines that Vale measures and monitors its corporate risk on a consolidated approach in order to guarantee that the overall risk level of the Company remains aligned with the guidelines defined by the Board of Directors and the Executive Board.

             The Executive Risk Management Committee, created by the Board of Directors, is responsible for supporting the Executive Board in the risk analysis and for issuing opinion regarding the Company's risk management. It is also responsible for the supervision and revision of the principles and instruments of corporate risk management.

             The Executive Board is responsible for the approval of the policy deployment into norms, rules and responsibilities and for reporting to the Board of Directors about such procedures.

             The risk management norms and instructions complement the corporate risk management policy and define practices, processes, controls, roles and responsibilities in the Company regarding risk management.

             The Company may, when necessary, allocate specific risk limits to management activities that need them, including but not limited to, market risk limit and corporate and sovereign credit limit, in accordance with the acceptable corporate risk limit.

Market Risk Management

             Vale is exposed to the behavior of various market risk factors that can impact its cash flow. The assessment of this potential impact arising from the volatility of risk factors and their correlations is performed periodically to support the decision making process and the growth strategy of the Company, ensure its financial flexibility and monitor the volatility of future cash flows.

             When necessary, market risk mitigation strategies are evaluated and implemented in line with these objectives. Some of these strategies may incorporate financial instruments, including derivatives. The portfolios of the financial instruments are monitored on a monthly basis, enabling surveillance of financial results and then impact on cash flow, and ensuring adherence to the objectives of the strategies proposed.

             Considering the nature of Vale's business and operations, the main market risk factors which the Company is exposed to are:

  •
  Interest rates;

  •
  Foreign exchange;

  •
  Product prices and input costs

Foreign exchange rate and interest rate risk

             Vale's cash flows are exposed to volatility of several currencies. While most of the product prices are indexed to US dollars, most of the costs, disbursements and investments are indexed to currencies other than the US dollar, namely the Brazilian Real and the Canadian dollar.

             Derivative instruments may be used to reduce Vale's potential cash flow volatility arising from its currency mismatch.

             For hedges of revenue, costs, expenses and investment cash flows, the main risk mitigation strategies used are currency forward transactions and swaps.

             The swap transactions used to convert debt linked to Brazilian Real into US dollar have similar—or sometimes shorter—settlement dates than the final maturity of the debt instruments. Their notional amounts are similar to the principal and interest payments, subject to liquidity market conditions.

             The swaps with shorter settlement dates are renegotiated through time so that their final maturity matches—or becomes closer—to the debts` final maturity. At each settlement date, the results of the swap transactions partially offset the impact of the foreign exchange rate in Vale's obligations, contributing to stabilize the cash disbursements in US dollar.

             In the event of an appreciation (depreciation) of the Brazilian Real against the US dollar, the negative (positive) impact on Brazilian Real denominated debt obligations (interest and/or principal payment) measured in US dollars will be partially offset by a positive (negative) effect from a swap transaction, regardless of the US dollar/Brazilian Real exchange rate in the payment date. The same rationale applies to debt denominated in other currencies and their respective swaps.

             Vale is also exposed to interest rate risks on loans and financings. Its floating rate debt consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans. In general, the US dollar floating rate debt is subject to changes in the LIBOR (London Interbank Offer Rate in US dollar). To mitigate the impact of the interest rate volatility on its cash flows, Vale considers the natural hedges resulting from the correlation of commodities prices and US dollar floating rates. If such natural hedges are not present, Vale may search for the same effect by using financial instruments.

Product price and Input Cost risk

             Vale is also exposed to several market risks associated with commodities price volatilities. In line with the risk management policy, risk mitigation strategies involving commodities can also be used to adjust its risk profile and reduce the volatility of cash flow. In these cases, the mitigation strategies used are primarily forward transactions, futures contracts or zero-cost collars.

Embedded derivatives

             The cash flow of the Company is also exposed to various market risks associated with contracts that contain embedded derivatives or behave as derivatives. The derivatives may be embedded in, but are not limited to, commercial contracts, purchase agreements, leases, bonds, insurance policies and loans.

             Vale's wholly-owned subsidiary Vale Canada Ltd has nickel concentrate and raw materials purchase agreements, in which there are provisions based on the movement of nickel and copper prices. These provisions are considered embedded derivatives.

Hedge Accounting

             Under the Standard Accounting for Derivative Financial Instruments and Hedging Activities, all derivatives, whether designated in hedging relationships or not, are required to be recorded in the balance sheet at fair value and the gain or loss in fair value is included in the statement of income, unless if qualified as hedge accounting. A derivative must be designated in a hedging relationship in order to qualify for hedge accounting. These requirements include a determination of what portions of hedges are deemed to be effective versus ineffective. In general, a hedging relationship is effective when a change in the fair value of the derivative is offset by an equal and opposite change in the fair value of the underlying hedged item. In accordance with these requirements, effectiveness tests are performed in order to assess effectiveness and quantify ineffectiveness for all designated hedges.

             At December 31, 2011, Vale has outstanding positions designated as cash flow hedge. A cash flow hedge is a hedge of the exposure to variability in expected future cash flows that is attributable to a particular risk, such as a forecasted purchase or sale. If a derivative is designated as cash flow hedge, the effective portion of the changes in the fair value of the derivative is recorded in other comprehensive income and recognized in earnings when the hedged item affects earnings. However, the ineffective portion of changes in the fair value of the derivatives designated as hedges is recognized in earnings. If a portion of a derivative contract is excluded for purposes of effectiveness testing, the value of such excluded portion is included in earnings.

             The assets and liabilities balances of derivatives measured at fair value and the effects of their recognition are shown in the following tables:

	Assets				Liabilities
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	410	60	–	300	49	590	–	–
EURO floating rate vs. USD floating rate swap	–	–	1	–	–	–	–	–
USD floating rate vs. fixed USD rate swap	–	–	–	–	–	–	4	–
EuroBond Swap	–	–	–	–	4	32	–	8
Pre Dollar Swap	19	–	–	1	–	41	–	–
AUD floating rate vs. fixed USD rate swap	–	–	2	–	–	–	–	–
Treasury future	–	–	–	–	5	–	–	–

	429	60	3	301	58	663	4	8
Commodities price risk
Nickel
Fixed price program	1	–	13	–	1	–	12	—
Purchase program	–	–	–	–	–	–	15	–
Bunker Oil Hedge	4	–	16	–	–	–	–	–
Coal	–	–	–	–	–	–	2	–
Maritime Freight Hiring Protection Program	–	–	–	–	–	–	2	–

	5	–	29	–	1	–	31	–
Embedded derivatives:
Derivatives designated as hedge
Strategic Nickel	161	–	–	–	–	–	–	53
Foreign exchange cash flow hedge	–	–	20	–	14	–	–	–

	161	–	20	–	14	–	–	53

Total	595	60	52	301	73	663	35	61

	Amount of gain or (loss) recognized as financial income (expense)			Financial settlement (Inflows)/ Outflows			Amount of gain or (loss) recognized in OCI
	Year ended as of December 31,			Year ended as of December 31,			Year ended as of December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(92)	451	1,598	(337)	(956)	(243)	–	–	–
EURO floating rate vs. USD floating rate swap	–	(1)	–	–	1	(1)	–	–	–
USD floating rate vs. fixed USD rate swap	–	(2)	(2)	4	3	8	–	–	–
EuroBond Swap	(30)	(5)	–	1	(1)	–	–	–	–
Pre Dollar Swap	(23)	4	–	(1)	(2)	–	–	–	–
Swap USD fixed rate vs. CDI	69	–	–	(68)	–	–	–	–	–
South African Rande Forward	(8)	–	–	8	–	–	–	–	–
AUD floating rate vs. fixed USD rate swap	–	3	14	(2)	(9)	(5)	–	–	–
Treasury Future	(12)	–	–	6	–	–	–	–	–
Swap Convertibles	–	37	–	–	(37)	–	–	–	–

	(96)	487	1,610	(389)	(1,001)	(241)	–	–	–
Commodities price risk
Nickel
Fixed price program	39	4	5	(41)	(7)	79	–	–	–
Strategic program	15	(87)	(95)	–	105	73	–	–	–
Copper	1	–	–	–	–	–	–	–	–
Aluminum	–	–	–	7	16	–	–	–	–
Bunker Oil Hedge	37	4	50	(48)	(34)	(16)	–	–	–
Coal	–	(4)	–	2	3	–	–	–	–
Maritime Freight Hiring Protection Program	–	(5)	66	2	(24)	(37)	–	–	–
Natural gas	–	–	(4)	–	–	6	–	–	–

	92	(88)	22	(78)	59	105	–	–	–
Embedded derivatives:
For nickel concentrate costumer sales	–	–	(25)	–	–	(14)	–	–	–
Customer raw material contracts	–	–	(76)	–	–	–	–	–	–
Energy—Aluminum options	(7)	(51)	–	–	–	–	–	–	–

	(7)	(51)	(101)	–	–	(14)	–	–	–
Derivatives designated as hedge
Bunker Oil Hedge	–	–	(16)	–	47	4	–	–	–
Aluminum	–	–	13	–	–	–	4	31	(36)
Strategic Nickel	49	(1)	–	(48)	–	–	211	(52)	–
Foreign exchange cash flow hedge	37	284	–	(50)	(330)	–	(60)	(5)	38

	86	283	(3)	(98)	(283)	4	155	(26)	2

Total	75	631	1,528	(565)	(1,225)	(146)	155	(26)	2

             Unrealized gains (losses) in the period are included in our income statement under the caption of gains (losses) on derivatives, net.

             Final maturity dates for the above instruments are as follows:

Interest rates/Currencies	December 2019
Bunker Oil	December 2011
Nickel	December 2012

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
Basis of presentation

We have prepared our consolidated financial statements in accordance with United States generally accepted accounting principles ("US GAAP"), which differ in certain respects from the accounting practices adopted in Brazil ("BR GAAP"), compliant with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standard Board ("IASB"), which are the basis for our statutory financial statements.

             The Brazilian Real is the parent Company's functional currency. We have selected the US dollar as our reporting currency.

             In 2011, based on entity business assessment, the subsidiary Vale International had its functional currency changed from Brazilian Real to US dollar. This change did not cause significant effects in the financial statements presented.

             All assets and liabilities have been translated to US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate). All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account ("CTA") in stockholders' equity.

             The results of operations and financial position of our entities that have a functional currency other than the US dollar, have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders' equity.

             The exchange rates used to translate the assets and liabilities of the Brazilian operations at December 31, 2011 and 2010, were R$1.8683 and R$1.6662, respectively.

             The net transaction gain (loss) included in our statement of income ("Foreign exchange and indexation gains (losses), net") was US$ (1,382), US$102 and US$665 in the years ended December 31, 2011, 2010 and 2009, respectively.

Information by Segment and Geographic Area

The company discloses information by consolidated operational business segment and revenues by consolidated geographic area, in accordance with the principles and concepts used by decision makers in evaluating performance. The information is analyzed by segment as follows:

             Bulk Material—includes the extraction of iron ore and pellet production and transport systems of North, South and Southeast, including railroads, ports and terminals, related to mining operations. The manganese ore and ferroalloys are also included in this segment.

             Basic metals—comprises the production of non-ferrous minerals, including nickel operations (co-products and byproducts), copper and aluminum—includes the trading of aluminum, alumina refining and aluminum smelting metals and investments in joint ventures and associated bauxite mining.

             Fertilizers—comprises three major groups of nutrients: potash, phosphate and nitrogen. This business is being formed through a combination of acquisitions and organic growth. This is a new business reported in 2010.

             Logistic services—includes our system of cargo transportation for third parties divided into rail transport, port and shipping services.

             Others—comprises our investments in joint ventures and associate in other businesses.

Cash equivalents and short-term investments
Cash flows from overnight investments and fundings are reported net. Short-term investments that have a ready market and original maturities of 90 days or less are classified as "Cash equivalents". The remaining investments, between 91 day and 360 day maturities are stated at fair value and presented as "Short-term investments".

Non-current assets and liabilities
Assets and liabilities that are realizable or due more than 12 months after the balance sheet date are classified as non-current.

Inventories

Inventories are recorded at the average cost of purchase or production, reduced to market value (net realizable value less a reasonable margin) when lower. Stockpiled inventories are accounted as processed when they are removed from the mine. The cost of finished goods is comprised of depreciation and all direct costs necessary to convert stockpiled inventories into finished goods.

             We classify proven and probable reserve quantities attributable to stockpiled inventories as inventories. These reserve quantities are not included in the total proven and probable reserve quantities used in the units of production, depreciation, depletion and amortization calculations.

             We periodically assess our inventories to identify obsolete or slow-moving inventories and, if needed, we recognize definitive allowances for them.

Removal of waste materials to access mineral deposits

Stripping costs (the costs associated with the removal of overburdened and other waste materials) incurred during the development of a mine, before production takes place, are capitalized as part of the depreciable cost of developing the property. Such costs are subsequently amortized during the useful life of the mine based on proven and probable reserves.

             Post-production stripping costs are included in the cost of the inventory produced (that is extracted), at each mine individually during the period that stripping costs are incurred.

Property, plant and equipment and intangible assets

Property, plant and equipment are recorded at cost, including interest cost incurred during the construction of major new facilities. We compute depreciation on the straight-line method at annual average rates which take into consideration the useful lives of the assets, as follows: 3.73% for railroads, 1.5% for buildings, 4.23% for installations and 7.73% for other equipment. Expenditures for maintenance and repairs are charged to operating costs and expenses as incurred.

             We capitalize the costs of developing major new ore bodies or expanding the capacity of operating mines and amortize these to operations on the unit-of-production method based on the total probable and proven quantity of ore to be recovered. Exploration costs are expensed. Once the economic viability of mining activities is established, subsequent development costs are capitalized.

             Separately acquired intangible assets are shown at historical cost. Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. All our intangible assets have definite useful lives and are carried at cost less accumulated amortization, which is calculated using the straight-line method over their estimated useful lives.

Business combinations

We apply accounting for business combinations to record acquisitions of interests in other companies. The "purchase method", requires that we reasonably determine the fair value of the identifiable tangible and intangible assets and liabilities assumed of acquired companies and segregate goodwill as an intangible asset.

             We assign goodwill to reporting units and test each reporting unit's goodwill for impairment at least annually, and whenever circumstances indicating that recognized goodwill may not be fully recovered are identified. We perform the annual goodwill impairment tests during the last quarter of each year.

             Goodwill is reviewed for impairment utilizing a two step process. In the first step, we compare a reporting unit's fair value with its carrying amount to identify any potential goodwill impairment loss. If the carrying amount of a reporting unit exceeds the unit's fair value, based on a discounted cash flow analysis, we carry out the second step of the impairment test, measuring and recording the amount, if any, of the unit's goodwill impairment loss.

Impairment of long-lived assets

All long-lived assets are tested to determine if they are recoverable from operating earnings on an undiscounted cash flow basis over their useful lives whenever events or changes in circumstance indicate that the carrying value may not be recoverable.

             When we determine that the carrying value of long-lived assets and definite-life intangible assets may not be recoverable, we measure any impairment loss based on a projected discounted cash flow method using a discount rate determined to be commensurate with the inherent risk of our current business model.

Available-for-sale equity securities
Equity securities classified as "available-for-sale" are recorded pursuant to accounting for certain investments in debt and equity securities. Accordingly, we classify unrealized holding gains and losses, net of taxes, as a separate component of stockholders' equity until realized.

Compensated absences
The liability for future compensation for employee vacations is fully accrued as earned.

Derivatives and hedging activities
We apply accounting for derivative financial instruments and hedging activities, as amended. This standard requires that we recognize all derivative financial instruments as either assets or liabilities on our balance sheet and measure such instruments at fair value. Changes in the fair value of derivatives are recorded in each period in current earnings or in other comprehensive income, in the latter case depending on whether a transaction is designated as an effective hedge and has been effective during the period.

Asset retirement obligations
Our asset retirement obligations consist primarily of estimated closure costs. The initial measurement is recognized as a liability discounted to present value and subsequently accreted through earnings. An asset retirement cost equal to the initial liability is capitalized as part of the related asset's carrying value and depreciated during the asset's useful life.

Revenues and expenses
Revenues are recognized when title is transferred to the customer or services are rendered. Revenue from exported products is recognized when such products are loaded on board the ship. Revenues from products sold in the domestic market are recognized when delivery is made to the customer. Revenues from logistic services are recognized when the service order is fulfilled. Expenses and costs are recognized on the accrual basis.

Income taxes
The deferred tax effects of tax loss carryforwards and temporary differences are recognized pursuant to accounting for income taxes. A valuation allowance is made when we believe that it is more likely than not that tax assets will not be fully recovered in the future.

Earnings per share
Earnings per share are computed by dividing net income by the weighted average number of common and preferred shares outstanding during the period.

Interest attributed to stockholders' equity (dividend)

Brazilian corporations are permitted to distribute interest attributable to stockholders' equity. The calculation is based on the stockholders' equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the long-term interest rate (TJLP) determined by the Brazilian Central Bank. Also, such interest may not exceed 50% of net income for the year nor 50% of retained earnings plus revenue reserves as determined by "Brazilian GAAP".

             The notional interest charge is tax deductible in Brazil. The benefit to us, as opposed to making a dividend payment, is a reduction in our income tax charge. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders' equity is considered as part of the annual minimum mandatory dividend (Note 17). This notional interest distribution is treated for accounting purposes as a deduction from stockholders' equity in a manner similar to a dividend and the tax credit recorded in income.

Pension and other post retirement benefits
We sponsor private pensions and other post retirement benefits for our employees which are actuarially determined and recognized as an asset or liability or both depending on the funded or unfunded status of each plan in accordance with "employees' accounting for defined benefit pension and other post retirement plans". The cost of our defined benefit and prior service costs or credits that arise during the period and are not components of net periodic benefit costs are recorded in other cumulative comprehensive income (deficit).

The Company and its operations (Tables)	12 Months Ended
Dec. 31, 2011
The Company and its operations
Principal consolidated operating subsidiaries

Subsidiary	% ownership	% voting capital	Location	Principal activity
Compañia Minera Miski Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S. A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbaense Reunida S.A.—MCR	100.00	100.00	Brazil	Iron Ore and Manganese
PT International Nickel Indonesia Tbk	59.20	59.20	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Austria Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Coal Colombia Ltd.	100.00	100.00	Colombia	Coal
Vale Fertilizantes S.A	99.05	99.98	Brazil	Fertilizer
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Mina do Azul S. A.	100.00	100.00	Brazil	Manganese
Vale Moçambique S.A.	100.00	100.00	Mozambique	Coal
Vale Nouvelle-Calédonie SAS	74.00	74.00	New Caledonia	Nickel
Vale Oman Pelletizing Company LLC	100.00	100.00	Oman	Pellets
Vale Shipping Holding PTE Ltd.	100.00	100.00	Singapore	Logistics

Major acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2011
Major acquisitions and disposals
Purchase price allocation for major acquisitions

Purchase price	5,795
Non-controlling consideration	767
Book value of property, plant and equipment and mining rights	(1,987)
Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,783

Goodwill	719

Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income taxes
Summary of income tax expense reconciled to the statutory rates

	Year ended as of
	December 31, 2011			December 31, 2010			December 31, 2009
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	21,267	5,532	26,799	16,586	3,728	20,314	10,024	(2,901)	7,123
Exchange variation (not taxable) or not deductible	–	26	26	–	265	265	–	5,162	5,162

	21,267	5,558	26,825	16,586	3,993	20,579	10,024	2,261	12,285

Tax at Brazilian composite rate	(7,231)	(1,890)	(9,121)	(5,639)	(1,358)	(6,997)	(3,408)	(769)	(4,177)
Tax benefit on interest attributed to stockholders	1,655	–	1,655	995	–	995	502	–	502
Difference on tax rates of foreign income	–	1,415	1,415	–	1,673	1,673	–	1,079	1,079
Tax incentives	704	–	704	642	–	642	148	–	148
Social contribution contingency payment	506	–	506	–	–	–	–	–	–
Reversal/Constitution of provisions for loss of tax loss carryfoward	129	(426)	(297)	–	–	–	–	–	–
Other non-taxable, income/non deductible expenses	48	(192)	(144)	13	(31)	(18)	100	248	348

Income tax per consolidated statements of income	(4,189)	(1,093)	(5,282)	(3,989)	284	(3,705)	(2,658)	558	(2,100)

Reconciliation of amounts due to uncertainty in income taxes

	Year ended as of December 31,
	2011	2010	2009
Beginning of the period	2,555	396	657

Increase resulting from tax positions taken	1,076	2,130	47
Decrease resulting from tax positions taken(a)	(3,409)	(24)	(474)
Cumulative translation adjustments	41	53	166

End of the period	263	2,555	396

(a)
In July 2011, we made a payment as a consequence of a Brazilian court decision in a case related to the exemption of the Social Contribution (Contribuição Social sobre o Lucro Líquido).

Schedule of deferred tax assets and liabilities

	December 31, 2011	December 31, 2010
Current deferred tax assets
Accrued expenses deductible only when disbursed	203	386
Assets
Related to provision for losses and write-downs of investments
Employee postretirement benefits provision	640	665
Tax loss carryforwards	916	732
Fair value of financial instruments	610	379
Asset retirement obligation	389	322
Other temporary differences (mainly contingencies provisions)	794	855

	3,349	2,953
Liabilities
Prepaid retirement benefit	(509)	(617)
Fair value adjustments in business combinations	(7,311)	(7,745)
Social contribution	–	(2,145)
Other temporary differences	(463)	(421)

	(8,283)	(10,928)
Valuation allowance
Beginning balance	(110)	(106)
Change in allowance	(16)	(4)

Ending balance	(126)	(110)

Net long-term deferred tax liabilities	(5,060)	(8,085)

Asset	594	–
Liabilities	(5,654)	(8,085)

Total	(5,060)	(8,085)

Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2011
Cash and cash equivalents
Cash and cash equivalents

	As of December 31,
	2011	2010
Cash	945	560
Cash equivalents	2,586	7,024

	3,531	7,584

Short-term investments (Tables)	12 Months Ended
Dec. 31, 2011
Short-term investments
Short-term investment

	As of December 31,
	2011	2010
Time deposit	–	1,793

Account receivable (Tables)	12 Months Ended
Dec. 31, 2011
Account receivable
Schedule of accounts receivable

	As of December 31,
	2011	2010
Customers
Denominated in Brazilian Reais	1,228	1,227
Denominated in other currencies, mainly US dollars	7,382	7,102

	8,610	8,329
Allowance for doubtful accounts	(105)	(118)

Total	8,505	8,211

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

	As of December 31,
	2011	2010
Products
Nickel (co-products and by-products)	1,771	1,310
Iron ore and pellets	1,137	825
Manganese and ferroalloys	240	203
Fertilizer	387	171
Copper concentrate	72	28
Coal	277	74
Others	91	143
Spare parts and maintenance supplies	1,276	1,544

	5,251	4,298

Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2011
Recoverable taxes
Schedule of recoverable taxes

	As of December 31,
	2011	2010
Income tax	814	459
Value-added tax	997	484
Others brazilian federal contributions	1,006	1,021

Total	2,817	1,964

Current	2,230	1,603
Non-current	587	361

	2,817	1,964

Property, plant and equipment and intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Property, plant and equipment and intangible assets
Schedule of property, plant and equipment and intangible assets

	As of December 31, 2011			As of December 31, 2010
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
Land	695	–	695	356	–	356
Buildings	7,912	(1,890)	6,022	6,087	(1,110)	4,977
Installations	14,886	(3,708)	11,178	14,904	(4,231)	10,673
Equipment	12,549	(4,243)	8,306	10,948	(3,637)	7,311
Railroads	6,575	(1,930)	4,645	7,337	(2,357)	4,980
Mine development costs	26,955	(5,180)	21,775	28,010	(4,071)	23,939
Others	14,556	(4,126)	10,430	12,088	(2,987)	9,101

	84,128	(21,077)	63,051	79,730	(18,393)	61,337
Intangible assets	1,201	(67)	1,134	1,316	(42)	1,274
Construction in progress	25,845	–	25,845	21,759	–	21,759

Total	111,174	(21,144)	90,030	102,805	(18,435)	84,370

Investments in affiliated companies and joint ventures (Tables)	12 Months Ended
Dec. 31, 2011
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

	December 31, 2011				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
	Participation in capital (%)		Net equity	Net income (loss) of the period	2011	2010	2011	2010	2009	2011	2010	2009
	Voting	Total
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização—NIBRASCO(1)	51.11	51.00	341	89	173	171	45	48	(12)	22	3	20
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS(1)	51.00	50.89	225	36	115	128	19	40	(12)	20	–	–
Companhia Coreano-Brasileira de Pelotização—KOBRASCO(1)	50.00	50.00	155	65	78	87	32	43	(17)	32	11	–
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO(1)	51.00	50.90	158	93	80	86	47	18	12	38	25	–
Minas da Serra Geral SA—MSG	50.00	50.00	57	7	29	36	3	6	2	–	–	–
SAMARCO Mineração SA—SAMARCO(2)	50.00	50.00	941	1,754	528	561	878	798	299	812	950	190
Baovale Mineração SA—BAOVALE	50.00	50.00	69	16	35	31	8	4	(3)	–	–	–
Zhuhai YPM Pellet e Co,Ltd—ZHUHAI	25.00	25.00	90	1	23	25	–	9	3	–	–	–
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	107	(13)	48	40	(7)	(10)	–	–	–	–

					1,109	1,165	1,025	956	272	924	989	210
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,128	336	282	250	85	76	74	–	83	–
Shandong Yankuang International Company Ltd	25.00	25.00	(170)	(58)	(43)	(27)	(15)	(19)	(18)	–	–	–

					239	223	70	57	56	–	83	–
Base Metals
Bauxite
Mineração Rio do Norte SA—MRN	40.00	40.00	357	19	144	152	8	(2)	(10)	–	10	42

					144	152	8	(2)	(10)	–	10	42
Copper
Teal Minerals Incorporated	50.00	50.00	469	(12)	234	90	(6)	(10)	(18)	–

					234	90	(6)	(10)	(18)	–	–	–
Nickel
Heron Resources Inc(3)	–	–	–	–	6	7	–	–	–	–	–	–
Korea Nickel Corp	25.00	25.00	16	–	4	11	–	2	–	–	–	–
Others(3)	–	–	–	–	1	5	–	–	–	–	–	–

					11	23	–	2	–	–	–	–

	December 31, 2011				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
	Participation in capital (%)		Net equity	Net income (loss) of the period	2011	2010	2011	2010	2009	2011	2010	2009
	Voting	Total
Aluminium
Norsk Hydro ASA(4)	22.00	22.00	14,668	449	3,227	–	99	–	–	52	–	–

					3,227	–	99	–	–	52	–	–
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	338	(20)	114	135	(7)	4	2	–	–	3
MRS Logística SA	45.68	45.84	1,200	316	551	511	132	90	141	55	72	124

					665	646	125	94	143	55	72	127
Others
Steel
California Steel Industries Inc—CSI	50.00	50.00	322	27	161	155	14	12	(10)	7	7	–
CSP—Companhia Siderurgica do PECEM	50.00	50.00	539	(7)	267	18	(3)	–	–	–	–	–
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,982	(658)	1,607	1,840	(177)	(85)	(6)	–	–	–
Usinas Siderúrgicas de Minas Gerais SA—USIMINAS	–	–	–	–	–	–	–	–	8	–	–	7

					2,035	2,013	(166)	(73)	(8)	7	7	7
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	837	–	75	–	–	–	–	–	–	–
Vale Soluções em Energia S.A.(1)	52.77	52.77	276	(32)	145	115	(16)	(33)	–	–	–	–
Others	–	–	–	–	209	70	(4)	(4)	(2)	–	–	–

					429	185	(20)	(37)	(2)	–	–	–

Total					8,093	4,497	1,135	987	433	1,038	1,161	386

(1)
Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.
(2)
Investment includes goodwill of US$ 58 in December, 2011 and US$64 in December, 2010.
(3)
Available for sale.
(4)
The investment is adjusted based on our acquisition and the net income refers to the period from March onwards.

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term debt
Long-term debt

	Current liabilities		Non-current liabilities
	2011	2010	2011	2010
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	496	2,384	2,693	2,530
Others	9	18	52	217
Fixed Rate Notes
US dollars	410	–	10,073	10,242
EUR		–	970	1,003
Perpetual notes	–	–	–	78
Accrued charges	221	233	–	–

	1,136	2,635	13,788	14,070

Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate—TJLP/CDI and General Price Index-Market (IGP-M)	246	76	5,245	3,891
Basket of currencies	1	1	–	125
Non-convertible debentures	–	–	2,505	2,767
US dollars denominated	–	1	–	738
Accrued charges	112	110	–	–

	359	188	7,750	7,521

Total	1,495	2,823	21,538	21,591

Maturities of Long-term Debt

2013	3,184
2014	1,231
2015	952
2016	1,607
2017 and after	14,200
No due date	364

21,538

Annual interest rates on long-term debt

Up to 3%	4,738
3.1% to 5%(*)	2,301
5.1% to 7%	8,802
7.1% to 9%(**)	2,793
9.1% to 11%(**)	2,365
Over 11%(**)	2,033
Variable	1

23,033

(*)
Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**)
Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,005 of which US$ 5,041 has an original interest rate above 7% per year. The average cost after taking into account the derivative transactions is 2.98% per year in US dollars.

Non-convertible debentures in Brazilian Reais denominated

	Quantity as of December 31, 2011				Balance
Non Convertible Debentures					December 31, 2011	December 31, 2010
	Issued	Outstanding	Maturity	Interest
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,167	2,429
Tranche "B"	5	5	No date	6.5% p.a + IGP-DI	364	367

					2,531	2,796

Long-term portion					2,505	2,767
Accrued chages					26	29

					2,531	2,796

Indexation rates applied to debt

	Year ended as of December 31,
	2011	2010
TJLP—Long-Term Interest Rate (effective rate)	–	6.0
IGP-M—General Price Index-Market	4.1	10.9
Appreciation (devaluation) of Real against US dollar	25.3	4.7

Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' equity
Vale issued mandatory convertible notes

			Value
	Date
				Net of charges
Headings	Emission	Expiration	Gross		Coupon
Tranches Vale and Vale P-2012	July/2009	June/2012	942	934	6.75% p.a.

Funds linked to future mandatory conversion

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P-2012	18,415,859	47,284,800	293	649

Basic and diluted earnings per share

	Year ended as of December 31,
	2011	2010	2009
Net income from continuing operations	22,885	17,407	5,349
Discontinued operations, net of tax	–	(143)	–

Net income for the period	22,885	17,264	5,349
Remuneration attributed to preferred convertible notes	(97)	(72)	(58)
Remuneration attributed to common convertible notes	(70)	(61)	(93)

Net income for the period adjusted	22,718	17,131	5,198

Earnings per share
Income available to preferred stockholders	8,591	6,566	1,967
Income available to common stockholders	13,842	10,353	3,082
Income available to convertible notes linked to preferred	205	153	75
Income available to convertible notes linked to common	80	59	73

	22,718	17,131	5,197

Weighted average number of shares outstanding (thousands of shares)—preferred shares	1,984,030	2,035,783	2,030,700
Weighted average number of shares outstanding (thousands of shares)—common shares	3,197,063	3,210,023	3,181,706

Total	5,181,093	5,245,806	5,212,406

Weighted average number of convertibles outstanding (thousands of shares)—linked to preferred shares	47,285	47,285	77,580
Weighted average number of convertibles outstanding (thousands of shares)—linked to common shares	18,416	18,416	74,998

Total	65,701	65,701	152,578

Total
Earnings per preferred share	4.33	3.23	0.97
Earnings per common share	4.33	3.23	0.97
Earnings per convertible note linked to preferred	6.39	4.76	1.71
Earnings per convertible note linked to common share	8.15	6.52	2.21
Continuous operation
Earnings per preferred share	4.33	3.25	0.97
Earnings per common share	4.33	3.25	0.97
Earnings per convertible note linked to preferred	6.39	4.77	1.71
Earnings per convertible note linked to common share	8.15	6.56	2.21
Discontinuous operation
Earnings per preferred share		(0.02)
Earnings per common share		(0.02)
Earnings per convertible note linked to preferred		(0.01)
Earnings per convertible note linked to common share		(0.04)

Pension plans (Tables)	12 Months Ended
Dec. 31, 2011
Pension costs
Change in benefit obligation

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Benefit obligation at beginning of year	3,623	5,667	1,601	3,661	3,923	1,431
Benefit initial recognized consolidation	–	–	–	385	12	58
Transfers	1,132	(1,132)	–	(936)	936	–
Service cost	18	79	32	2	59	26
Interest cost	517	272	102	329	360	102
Plan amendment	–	2	(23)	(28)	10	(2)
Assumptions changes	141	39	10	87	65	6
Benefits paid/ Actual distribution	(345)	(363)	(82)	(237)	(364)	(78)
Plan settlements	–	(26)	(8)	–	–	–
Effect of exchange rate changes	(539)	(138)	(67)	126	241	71
Actuarial loss	64	162	129	234	425	(13)

Benefit obligation at end of year	4,611	4,562	1,694	3,623	5,667	1,601

Change in plan assets

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Fair value of plan assets at beginning of year	5,585	4,645	13	4,996	3,229	11
Fair value initial recognized consolidation	–	–	–	451	10	–
Transfers	1,105	(1,105)	–	(866)	866	–
Actual return on plan assets	573	125	–	1,094	541	1
Employer contributions	65	512	82	2	169	80
Benefits paid/ Actual distribution	(345)	(363)	(82)	(265)	(364)	(80)
Plan settlements	–	(26)	(11)	–	–	–
Effect of exchange rate changes	(706)	(126)	(1)	173	194	1

Fair value of plan assets at end of year	6,277	3,662	1	5,585	4,645	13

Funded Status and Financial Position

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Noncurrent assets	1,666	–	–	1,962	–	–
Current liabilities	–	(69)	(78)	–	(35)	(133)
Non-current liabilities	–	(831)	(1,615)	–	(987)	(1,455)

Funded status	1,666	(900)	(1,693)	1,962	(1,022)	(1,588)

Assumptions used (nominal terms)

Brazil
	December 31, 2011			December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate	10.78% p.a.	11.30% p.a.	11.30% p.a.	11.30% p.a.	11.30% p.a.	11.30% p.a.
Expected return on plan assets	14.25% p.a.	13.79% p.a.	N/A	12.00% p.a.	11.50% p.a.	N/A
Rate of compensation increase—up to 47 years	8.15% p.a.	8.15% p.a.	N/A	8.15% p.a.	8.15% p.a.	N/A
Rate of compensation increase—over 47 years	5.00% p.a.	5.00% p.a.	N/A	5.00% p.a.	5.00% p.a.	N/A
Inflation	5.00% p.a.	5.00% p.a.	5.00% p.a.	5.00% p.a.	5.00% p.a.	5.00% p.a.
Health care cost trend rate	N/A	N/A	8.15% p.a.	N/A	N/A	8.15% p.a.

Foreign
	December 31, 2011			December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate	N/A	5.43% p.a.	5.10% p.a.	N/A	6.21% p.a.	5.44% p.a.
Expected return on plan assets	N/A	6.51% p.a.	6.50% p.a.	N/A	7.02% p.a.	6.50% p.a.
Rate of compensation increase—up to 47 years	N/A	4.10% p.a.	3.00% p.a.	N/A	4.11% p.a.	3.58% p.a.
Rate of compensation increase—over 47 years	N/A	4.10% p.a.	3.00% p.a.	N/A	4.11% p.a.	3.58% p.a.
Inflation	N/A	2.00% p.a.	2.00% p.a.	N/A	2.00% p.a.	2.00% p.a.
Initial Health care cost trend rate	N/A	N/A	7.22% p.a.	N/A	N/A	7.35% p.a.
Ultimate Health care cost trend rate	N/A	N/A	4.49% p.a.	N/A	N/A	4.49% p.a.

Schedule of net periodic benefit costs

	Year ended as of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the period	18	79	32
Interest cost on projected benefit obligation	517	272	102
Expected return on assets	(785)	(258)	–
Amortizations and (gain) / loss	–	24	(35)

Net periodic pension cost (credit)	(250)	117	99

	Year ended as of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the period	2	59	27
Interest cost on projected benefit obligation	329	361	97
Expected return on assets	(531)	(321)	–
Amortizations and (gain) / loss	–	18	(14)
Net deferral	(1)	–	–

Net periodic pension cost (credit)	(201)	117	110

	Year ended as of December 31, 2009
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the period	11	43	17
Interest cost on projected benefit obligation	313	255	88
Expected return on assets	(431)	(202)	(1)
Amortizations and (gain)/loss	14	3	(19)
Net deferral	–	14	(14)

Net periodic pension cost (credit)	(93)	113	71

Accumulated benefit obligation

	December 31, 2011			December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Accumulated benefit obligation	4,610	4,404	1,694	3,612	5,540	1,601
Projected benefit obligation	4,611	4,562	1,694	3,623	5,667	1,601
Fair value of plan assets	(6,277)	(3,662)	(1)	(5,585)	4,645	(13)

Impact of 1% variation in assumed health care cost trend rate

	1% increase		1% decrease
	2011	2010	2011	2010
Accumulated postretirement benefit obligation (APBO)	258	213	(206)	(172)
Interest and service costs	22	12	(18)	(17)

Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit	–	(15)	–	–	(15)	–
Net actuarial (loss)/gain	(181)	(885)	292	243	(628)	335
Effect of exchange rate changes	(24)	3	–	(1)	–	(1)
Deferred income tax	70	249	(76)	(82)	201	(111)

Amounts recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216	160	(442)	223

Change in Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit not yet recognized in NPPC at beginning of period	–	(14)	–	–	–	–
Net actuarial (loss)/gain not yet recognized in NPPC at beginning of period	242	(629)	334	(18)	(337)	297
Transfers	–	–	–	8	(8)	–
Deferred income tax at beginning of period	(82)	201	(111)	3	111	(94)

Effect of initial recognition of cumulative comprehensive income (deficit)	160	(442)	223	(7)	(234)	203
Reclassifications
Amortization of net transition (obligation)/asset	–	(5)	–	–	–	–
Amortization of net prior service (cost)/credited	–	5	–	–	–	–
Amortization of net actuarial (loss)/gain	–	19	2	–	(1)	9
Total net actuarial (loss)/gain arising during period	(423)	(290)	(48)	261	(277)	11
Transfers	–	–	–	(8)	8	–
Effect of exchange rate changes	(24)	17	4	(1)	(28)	17
Deferred income tax	152	48	35	(85)	90	(17)

Total recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216	160	(442)	223

Estimated future benefit payments

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
2012	282	403	89
2013	279	393	93
2014	279	387	96
2015	272	387	99
2016	269	383	101
2017 and thereafter	1,269	1,917	494

Summary of participant data

	As of December 31, 2011			As of December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Active participants
Number	202	67,951	74,729	245	59,923	67,990
Average age—years	50.0	36	35.9	49.8	36	36.4
Average service—years	27.2	7	7.7	27.1	8	8.5
Terminated vested participants
Number	–	5,815	–	–	4,876	–
Average age—years	–	39	–	–	40	–
Retirees and beneficiaries
Number	18,380	18,189	32,633	18,496	18,078	32,765
Average age—years	66.3	71	63.7	65.6	71	62.5

Underfunded other benefits
Pension costs
Fair value measurements by category

	As of December 31, 2011		As of December 31, 2010
	Total	Level 1	Total	Level 1
Asset by category
Cash	1	1	13	13

Total	1	1	13	13

Brazil | Overfunded pension plans
Pension costs
Fair value measurements by category

	As of December 31, 2011				As of December 31, 2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Asset by category
Cash and cash equivalents	2	2	–	–	6	6	–	–
Accounts Receivable	15	15	–	–	81	81	–	–
Equity securities—liquid	1,508	1,425	83	–	1,396	1,321	75	–
Debt securities—Corporate bonds	560	–	560	–	420	–	420	–
Debt securities—Government bonds	2,134	2,134	–	–	2,114	2,114	–	–
Investment funds—Fixed Income	2,292	2,292	–	–	1,610	1,610	–	–
Investment funds—Equity	539	539	–	–	513	513	–	–
International investments	13	13	–	–	23	23	–	–
Structured investments—Private Equity funds	194	–	–	194	128	–	–	128
Structured investments—Real estate funds	21	–	–	21	19	–	–	19
Real estate	482	–	–	482	288	–	–	288
Loans to Participants	345	–	–	345	182	–	–	182

Total	8,105	6,420	643	1,042	6,780	5,668	495	617

Funds not related to risk plans	(1,828)				(1,195)
Fair value of plan assets at end of year	6,277				5,585

Fair value measurements using significant unobservable inputs Level 3

	As of December 31, 2011						As of December 31, 2010
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	128	19	288	182	617	97	–	249	282	628
Actual return on plan assets	(8)	–	79	49	120	(3)	1	49	25	72
Initial recognized consolidation of Fosfertil	–	–	–	–	–	–	–	22	5	27
Assets sold during the period	(1)	–	(22)	(117)	(140)	(3)	(1)	(24)	(75)	(103)
Assets purchases, sales and settlements	37	–	135	116	288	43	–	25	62	130
Cumulative translation adjustment	(16)	(2)	(35)	(36)	(89)	4	1	9	7	21
Transfers in and/or out of Level 3	54	4	37	151	246	(10)	18	(42)	(124)	(158)

End of the year	194	21	482	345	1,042	128	19	288	182	617

Brazil | Overfunded pension plans | Old Plan
Pension costs
Schedule of target allocation for each investment segment or asset class

	December 31, 2011	December 31, 2010
Fixed income	57%	52%
Equity	24%	28%
Structured investments	6%	6%
International investments	1%	2%
Real estate	8%	7%
Loans to participants	4%	5%

Brazil | Overfunded pension plans | Vale Mais Plan
Pension costs
Schedule of target allocation for each investment segment or asset class

	December 31, 2011	December 31, 2010
Fixed income	56%	59%
Equity	24%	24%
Structured investments	3.5%	2%
International investments	0.5%	1%
Real estate	6%	4%
Loans to participants	10%	10%

Foreign | Underfunded pension plans
Pension costs
Fair value measurements by category

	As of December 31, 2011					As of December 31, 2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Asset by category
Cash and cash equivalents	41	17	24	–	52	22	30	–
Accounts Receivable	11	11	–	–	20	20	–	–
Equity securities	1,232	1,231	1	–	1,628	1,623	5	–
Debt securities	259	–	259	–	175	–	175	–
Debt securities—Government bonds	660	33	627	–	786	370	416	–
Investment funds—Fixed Income	1,007	439	568	–	1,799	1,079	720	–
Investment funds—Equity	450	74	376	–	437	91	346	–
International investments	2	–	2	–	6	3	3	–
Investment funds—Private Equity	–	–	–	–	216	216	–	–
Structured investments—Private Equity funds	–	–	–	–	15	–	–	15
Structured investments—Real estate funds	–	–	–	–	1	–	–	1
Real estate	–	–	–	–	37	–	–	37
Loans to Participants	–	–	–	–	151	–	–	151

Total	3,662	1,805	1,857	–	5,323	3,424	1,695	204

Funds not related to risk plans	–				(678)

Fair value of plan assets at end of year	3,662				4,645

Fair value measurements using significant unobservable inputs Level 3

	As of December 31, 2011						As of December 31, 2010
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	15	1	37	151	204	–	–	–	–	–
Actual return os plan assets	–	–	–	–	–	(2)	–	4	20	22
Assets sold during the period	–	–	–	–	–	7	–	(2)	(57)	(52)
Assets purchases, sales and settlemnts	–	–	–	–	–	–	–	10	58	68
Cumulative translation adjustment	–	–	–	–	–	–	–	1	6	7
Transfers in and/or out of Level 3	(15)	(1)	(37)	(151)	(204)	10	1	24	124	159

End of the year	–	–	–	–	–	15	1	37	151	204

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and contingencies
Provision for contingencies and the related judicial deposits

	As of December 31,
	2011		2010
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	751	895	748	874
Civil claims	248	151	510	410
Tax—related actions	654	413	746	442
Others	33	5	39	5

	1,686	1,464	2,043	1,731

Changes in the provisions for asset retirement obligations

	Year ended as of December 31,
	2011	2010	2009
Beginning of period	1,368	1,116	887
Accretion expense	125	113	75
Liabilities settled in the current period	(57)	(45)	(46)
Revisions in estimated cash flows	420	125	(23)
Cumulative translation adjustment	(86)	59	223

End of period	1,770	1,368	1,116

Current liabilities	73	75	89
Non-current liabilities	1,697	1,293	1,027

Total	1,770	1,368	1,116

Railroads
Commitments and Contingencies
Schedule by year of future minimum rental payments

2012	87
2013	87
2014	87
2015	87
2016 thereafter	955

Total minimum payments required	1,303

Pellet plants
Commitments and Contingencies
Schedule by year of future minimum rental payments

2012	66
2013	58
2014	23
2015	23
2016 thereafter	64

Total minimum payments required	234

Fair value disclosure of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair value disclosure of financial assets and liabilities
Balances of assets and liabilities measured at fair value on a recurring basis

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	–
Unrealized losses on derivatives	(81)	(81)	–	(81)
Debentures	(1,336)	(1,336)	–	(1,336)

	December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	12	12	12	–
Unrealized losses on derivatives	257	257	1	256
Debentures	(1,284)	(1,284)	–	(1,284)

Estimated fair value measurement

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests)(*)	(22,700)	(24,312)	(18,181)	(6,131)
Perpetual Notes(**)	(80)	(80)	–	(80)

	December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	1,793	1,793	–	1,793
Long-term debt (less interests)(*)	(24,071)	(25,264)	(19,730)	(5,534)
(*)
Less accrued charges of US$333 and US$343 as of December 31, 2011 and December 31, 2010, respectively.
(**)
Classified on "LT Loans and related parties".

Segment and geographical information (Tables)	12 Months Ended
Dec. 31, 2011
Segment and geographical information
Schedule of performance by each segment

	Year ended as of
	December 31, 2011						December 31, 2010						December 31, 2009
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	44,948	9,627	3,547	1,726	541	60,389	34,478	8,200	1,845	1,465	493	46,481	15,205	6,679	413	1,104	538	23,939
Cost and expenses	(14,466)	(6,350)	(2,753)	(1,467)	(958)	(25,994)	(11,589)	(5,916)	(1,669)	(1,120)	(354)	(20,648)	(7,127)	(5,580)	(158)	(812)	(502)	(14,179)
Research and development	(649)	(413)	(104)	(121)	(387)	(1,674)	(289)	(277)	(72)	(75)	(165)	(878)	(235)	(207)	(46)	(57)	(436)	(981)
Gain on sale of assets	–	1,513	–	–	–	1,513	–	–	–	–	–	–	–	–	–	–	–	–
Depreciation, depletion and amortization	(1,847)	(1,572)	(458)	(229)	(16)	(4,122)	(1,536)	(1,359)	(200)	(146)	(19)	(3,260)	(1,205)	(1,322)	(29)	(126)	(40)	(2,722)

Operating income	27,986	2,805	232	(91)	(820)	30,112	21,064	648	(96)	124	(45)	21,695	6,638	(430)	180	109	(440)	6,057
Financial result	(2,966)	(1)	(55)	(207)	(84)	(3,313)	(332)	(80)	32	(43)	(958)	(1,381)	625	369	–	24	8	1,026
Discontinued operations, net of tax	–	–	–	–	–	–	–	(143)	–	–	–	(143)	–	–	–	–	–	–
Gain (loss) on sale of investments	–	–	–	–	–	–	–	–	–	–	–	–	87	(108)	–	–	61	40
change in provision for losses on equity investments	1,095	101	–	125	(186)	1,135	1,013	(10)	–	94	(110)	987	328	(28)	–	143	(10)	433
Income taxes	(4,202)	(954)	(114)	(12)	–	(5,282)	(3,980)	240	(12)	20	27	(3,705)	(2,613)	525	–	(11)	(1)	(2,100)
Noncontrolling interests	105	88	(31)	–	71	233	5	(209)	19	–	(4)	(189)	17	(121)	–	–	(3)	(107)

Net income attributable to the Company's stockholders	22,018	2,039	32	(185)	(1,019)	22,885	17,770	446	(57)	195	(1,090)	17,264	5,082	207	180	265	(385)	5,349

Sales classified by geographic destination:
Foreign market
America, except United States	1,168	1,380	44	–	21	2,613	792	1,170	32	12	4	2,010	296	942	–	3	11	1,252
United States	98	1,571	1	–	2	1,672	73	740	–	–	15	828	15	744	–	–	73	832
Europe	8,766	2,456	153	–	62	11,437	6,797	2,067	4	–	44	8,912	2,184	1,755	–	–	97	4,036
Middle East/Africa/Oceania	1,743	150	1	–	1	1,895	1,562	217	11	–	–	1,790	413	118	–	–	–	531
Japan	5,987	1,243	–	–	8	7,238	3,859	1,371	–	–	10	5,240	1,473	913	–	–	26	2,412
China	18,237	1,235	–	–	99	19,571	14,432	923	–	–	24	15,379	8,171	821	–	–	11	9,003
Asia, other than Japan and China	3,619	1,394	35	–	1	5,049	2,710	1,445	8	–	9	4,172	1,074	1,107	–	–	37	2,218
Brazil	5,330	198	3,313	1,726	347	10,914	4,253	267	1,790	1,453	387	8,150	1,579	279	413	1,101	283	3,655

	44,948	9,627	3,547	1,726	541	60,389	34,478	8,200	1,845	1,465	493	46,481	15,205	6,679	413	1,104	538	23,939

	Year ended as of December 31, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	35,008	(494)	34,514	(9,066)	25,448	(1,418)	24,030	32,944	7,409	112
Pellets	8,150	(266)	7,884	(3,261)	4,623	(196)	4,427	2,074	624	997
Manganese	171	(8)	163	(187)	(24)	(15)	(39)	81	137	—
Ferroalloys	561	(48)	513	(407)	106	(54)	52	252	40	—
Coal	1,058	—	1,058	(1,378)	(320)	(164)	(484)	4,081	1,141	239

	44,948	(816)	44,132	(14,299)	29,833	(1,847)	27,986	39,432	9,351	1,348
Base Metals
Nickel and other products (*)	8,118	—	8,118	(5,558)	2,560	(1,487)	1,073	29,097	2,637	11
Copper (**)	1,126	(23)	1,103	(873)	230	(84)	146	4,178	1,226	234
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,371

	9,627	(28)	9,599	(6,735)	2,864	(1,572)	1,292	33,275	3,879	3,616
Fertilizers
Potash	287	(14)	273	(315)	(42)	(45)	(87)	2,137	532	—
Phosphates	2,395	(95)	2,300	(1,760)	540	(297)	243	6,430	316	—
Nitrogen	782	(103)	679	(557)	122	(116)	6	896	180	—
Others fertilizers products	83	(13)	70	—	70	—	70	364	—	—

	3,547	(225)	3,322	(2,632)	690	(458)	232	9,827	1,028	—
Logistics
Railroads	1,265	(222)	1,043	(1,003)	40	(179)	(139)	1,307	213	551
Ports	461	(48)	413	(315)	98	(50)	48	576	347	—
Ships	—	—	—	—	—	—	—	2,485	308	114

	1,726	(270)	1,456	(1,318)	138	(229)	(91)	4,368	868	665
Others	541	(60)	481	(1,285)	(804)	(16)	(820)	1,993	949	2,464
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—

	60,389	(1,399)	58,990	(24,756)	34,234	(4,122)	30,112	88,895	16,075	8,093

(*)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**)
Includes copper concentrate.

	Year ended as of December 31, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	26,384	(366)	26,018	(7,364)	18,654	(1,307)	17,347	30,412	4,015	107
Pellets	6,402	(266)	6,136	(2,515)	3,621	(110)	3,511	1,445	353	1,058
Manganese	258	(7)	251	(136)	115	(10)	105	24	2	—
Ferroalloys	664	(62)	602	(306)	296	(26)	270	292	26	—
Coal	770	—	770	(856)	(86)	(83)	(169)	3,020	499	223

	34,478	(701)	33,777	(11,177)	22,600	(1,536)	21,064	35,193	4,895	1,388
Base Metals
Nickel and other products (*)	4,712	—	4,712	(3,402)	1,310	(1,145)	165	28,623	1,880	23
Copper (**)	934	(29)	905	(621)	284	(87)	197	3,579	1,072	90
Aluminum products	2,554	(32)	2,522	(2,109)	413	(127)	286	395	342	152

	8,200	(61)	8,139	(6,132)	2,007	(1,359)	648	32,597	3,294	265
Fertilizers
Potash	280	(11)	269	(269)	—	(29)	(29)	474	355	—
Phosphates	1,211	(47)	1,164	(1,070)	94	(121)	(27)	7,560	438	—
Nitrogen	337	(43)	294	(285)	9	(50)	(41)	809	47	—
Others fertilizers products	17	(5)	12	(11)	1	—	1	146	3	—

	1,845	(106)	1,739	(1,635)	104	(200)	(96)	8,989	843	—
Logistics
Railroads	1,107	(183)	924	(716)	208	(123)	85	1,278	160	511
Ports	353	(47)	306	(236)	70	(23)	47	297	36	—
Ships	5	—	5	(13)	(8)	—	(8)	747	747	135

	1,465	(230)	1,235	(965)	270	(146)	124	2,322	943	646
Others	493	(90)	403	(429)	(26)	(19)	(45)	3,995	2,672	2,198

	46,481	(1,188)	45,293	(20,338)	24,955	(3,260)	21,695	83,096	12,647	4,497

(*)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(**)
Includes copper concentrate.

	Year ended as of December 31, 2009
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	12,831	(172)	12,659	(4,956)	7,703	(1,044)	6,659	21,736	3,361	107
Pellets	1,352	(92)	1,260	(1,165)	95	(76)	19	947	84	1,050
Manganese	145	(2)	143	(103)	40	(9)	31	25	4	—
Ferroalloys	372	(45)	327	(278)	49	(15)	34	261	112	—
Coal	505	—	505	(549)	(44)	(61)	(105)	1,723	362	243

	15,205	(311)	14,894	(7,051)	7,843	(1,205)	6,638	24,692	3,923	1,400
Base Metals
Nickel and other products (*)	3,947	—	3,947	(3,292)	655	(1,016)	(361)	23,967	1,464	30
Copper (**)	682	(19)	663	(470)	193	(71)	122	4,127	558	80
Aluminum products	2,050	(37)	2,013	(1,969)	44	(235)	(191)	4,663	143	143

	6,679	(56)	6,623	(5,731)	892	(1,322)	(430)	32,757	2,165	253
Fertilizers
Potash	413	(17)	396	(187)	209	(29)	180	159	—	—

	413	(17)	396	(187)	209	(29)	180	159	—	—
Logistics
Railroads	838	(137)	701	(524)	177	(97)	80	1,045	96	468
Ports	264	(38)	226	(161)	65	(29)	36	1,441	106	—
Ships	2	—	2	(9)	(7)	—	(7)	1,104	738	125

	1,104	(175)	929	(694)	235	(126)	109	3,590	940	593
Others	538	(69)	469	(869)	(400)	(40)	(440)	6,439	1,068	2,339

	23,939	(628)	23,311	(14,532)	8,779	(2,722)	6,057	67,637	8,096	4,585

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related party transactions
Schedule of balances from transactions with major related parties

	December 31, 2011		December 31, 2010
	Assets	Liabilities	Assets	Liabilities
Affiliated Companies and Joint Ventures
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	177	162	264	300
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO	—	—	—	10
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	1	13	—	23
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	—	5	—	4
Baovale Mineração SA	8	20	3	30
Minas da Serra Geral SA—MSG	—	9	—	9
MRS Logística SA	50	20	1	15
Mineração Rio Norte SA	—	—	—	25
Norsk Hydro ASA	489	80	2	—
Samarco Mineração SA	47	—	61	—
Mitsui & CO, LTD	—	37	—	61
Others	107	49	229	84

	879	395	560	561

Current	370	304	531	559
Long-term	509	91	29	2

Total	879	395	560	561

Schedule of balances included in the balance sheet classifications

	December 31, 2011		December 31, 2010
	Assets	Liabilities	Assets	Liabilities
Current assets
Accounts receivable	288	—	435	—
Loans and advances to related parties	82	—	96	—
Non-current assets
Loans and advances to related parties	509	—	29	—
Current liabilities
Suppliers	—	280	—	538
Loans from related parties	—	24	—	21
Non-current liabilities
Long-term debt	—	91	—	2

	879	395	560	561

Schedule of income and expenses from the principal transactions and financial operations carried out with major related parties

	December 31, 2011		December 31, 2010		December 31, 2009
	Income	Expense	Income	Expense	Income	Expense
Affiliated Companies and Joint Ventures
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	—	151	—	149	29	47
Samarco Mineração SA	511	—	448	—	97	—
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO	—	150	—	50	—	18
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	729	521	462	513	85	75
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	—	98	—	117	—	29
Usinas Siderúrgicas de Minas Gerais SA—USIMINAS(*)	—	—	—	—	46	—
Mineração Rio Norte SA	—	—	—	156	—	210
MRS Logística SA	16	759	16	561	12	484
Others	103	53	17	18	19	29

	1,359	1,732	943	1,564	288	892

(*)
Sold in April 2009.

Schedule of amounts included in the statement of income

	December 31, 2011		December 31, 2010		December 31, 2009
	Income	Expense	Income	Expense	Income	Expense
Sales/Cost of iron ore and pellets	1,337	952	910	785	233	193
Revenues/expense from logistic services	16	759	23	603	26	457
Sales/Cost of aluminum products	—	18	—	156	—	210
Financial income/expenses	6	3	10	20	29	32

	1,359	1,732	943	1,564	288	892

Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative financial instruments
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	410	60	–	300	49	590	–	–
EURO floating rate vs. USD floating rate swap	–	–	1	–	–	–	–	–
USD floating rate vs. fixed USD rate swap	–	–	–	–	–	–	4	–
EuroBond Swap	–	–	–	–	4	32	–	8
Pre Dollar Swap	19	–	–	1	–	41	–	–
AUD floating rate vs. fixed USD rate swap	–	–	2	–	–	–	–	–
Treasury future	–	–	–	–	5	–	–	–

	429	60	3	301	58	663	4	8
Commodities price risk
Nickel
Fixed price program	1	–	13	–	1	–	12	—
Purchase program	–	–	–	–	–	–	15	–
Bunker Oil Hedge	4	–	16	–	–	–	–	–
Coal	–	–	–	–	–	–	2	–
Maritime Freight Hiring Protection Program	–	–	–	–	–	–	2	–

	5	–	29	–	1	–	31	–
Embedded derivatives:
Derivatives designated as hedge
Strategic Nickel	161	–	–	–	–	–	–	53
Foreign exchange cash flow hedge	–	–	20	–	14	–	–	–

	161	–	20	–	14	–	–	53

Total	595	60	52	301	73	663	35	61

Effects of derivatives

	Amount of gain or (loss) recognized as financial income (expense)			Financial settlement (Inflows)/ Outflows			Amount of gain or (loss) recognized in OCI
	Year ended as of December 31,			Year ended as of December 31,			Year ended as of December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(92)	451	1,598	(337)	(956)	(243)	–	–	–
EURO floating rate vs. USD floating rate swap	–	(1)	–	–	1	(1)	–	–	–
USD floating rate vs. fixed USD rate swap	–	(2)	(2)	4	3	8	–	–	–
EuroBond Swap	(30)	(5)	–	1	(1)	–	–	–	–
Pre Dollar Swap	(23)	4	–	(1)	(2)	–	–	–	–
Swap USD fixed rate vs. CDI	69	–	–	(68)	–	–	–	–	–
South African Rande Forward	(8)	–	–	8	–	–	–	–	–
AUD floating rate vs. fixed USD rate swap	–	3	14	(2)	(9)	(5)	–	–	–
Treasury Future	(12)	–	–	6	–	–	–	–	–
Swap Convertibles	–	37	–	–	(37)	–	–	–	–

	(96)	487	1,610	(389)	(1,001)	(241)	–	–	–
Commodities price risk
Nickel
Fixed price program	39	4	5	(41)	(7)	79	–	–	–
Strategic program	15	(87)	(95)	–	105	73	–	–	–
Copper	1	–	–	–	–	–	–	–	–
Aluminum	–	–	–	7	16	–	–	–	–
Bunker Oil Hedge	37	4	50	(48)	(34)	(16)	–	–	–
Coal	–	(4)	–	2	3	–	–	–	–
Maritime Freight Hiring Protection Program	–	(5)	66	2	(24)	(37)	–	–	–
Natural gas	–	–	(4)	–	–	6	–	–	–

	92	(88)	22	(78)	59	105	–	–	–
Embedded derivatives:
For nickel concentrate costumer sales	–	–	(25)	–	–	(14)	–	–	–
Customer raw material contracts	–	–	(76)	–	–	–	–	–	–
Energy—Aluminum options	(7)	(51)	–	–	–	–	–	–	–

	(7)	(51)	(101)	–	–	(14)	–	–	–
Derivatives designated as hedge
Bunker Oil Hedge	–	–	(16)	–	47	4	–	–	–
Aluminum	–	–	13	–	–	–	4	31	(36)
Strategic Nickel	49	(1)	–	(48)	–	–	211	(52)	–
Foreign exchange cash flow hedge	37	284	–	(50)	(330)	–	(60)	(5)	38

	86	283	(3)	(98)	(283)	4	155	(26)	2

Total	75	631	1,528	(565)	(1,225)	(146)	155	(26)	2

Final maturity dates

Interest rates/Currencies	December 2019
Bunker Oil	December 2011
Nickel	December 2012

The Company and its operations (Details)	12 Months Ended
Dec. 31, 2011
Principal consolidated operating subsidiaries
Voting capital (as a percent)	51.00%
Compania Minera Miski Mayo S.A.C.
Principal consolidated operating subsidiaries
Ownership (as a percent)	40.00%
Voting capital (as a percent)	51.00%
Head office location	Peru
Principal activity	Fertilizer
Ferrovia Centro -Atlantica S. A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	99.99%
Voting capital (as a percent)	99.99%
Head office location	Brazil
Principal activity	Logistics
Ferrovia Norte Sul S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Logistics
Mineracao Corumbaense Reunida S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Iron Ore and Manganese
PT International Nickel Indonesia Tbk
Principal consolidated operating subsidiaries
Ownership (as a percent)	59.20%
Voting capital (as a percent)	59.20%
Head office location	Indonesia
Principal activity	Nickel
Sociedad Contractual Minera Tres Valles
Principal consolidated operating subsidiaries
Ownership (as a percent)	90.00%
Voting capital (as a percent)	90.00%
Head office location	Chile
Principal activity	Copper
Vale Australia Pty Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Australia
Principal activity	Coal
Vale Austria Holdings GMBH
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Austria
Principal activity	Holding and Exploration
Vale Canada Limited
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Canada
Principal activity	Nickel
Vale Coal Colombia Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Colombia
Principal activity	Coal
Vale Fertilizantes S.A
Principal consolidated operating subsidiaries
Ownership (as a percent)	99.05%
Voting capital (as a percent)	99.98%
Head office location	Brazil
Principal activity	Fertilizer
Vale International S.A
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Switzerland
Principal activity	Trading
Vale Manganes S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Manganese and Ferroalloys
Vale Mina do Azul S. A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Manganese
Vale Mocambique, S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Mozambique
Principal activity	Coal
Vale Nouvelle-Caledonie SAS
Principal consolidated operating subsidiaries
Ownership (as a percent)	74.00%
Voting capital (as a percent)	74.00%
Head office location	New Caledonia
Principal activity	Nickel
Vale Oman Pelletizing Company LLC
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Oman
Principal activity	Pellets
Vale Shipping Holding PTE Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Singapore
Principal activity	Logistics

Basis of consolidation (Details)	Dec. 31, 2011
Basis of consolidation
Voting capital (as a percent)	51.00%

Summary of significant accounting policies (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2011 USD ($) month day	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 BRL	Dec. 31, 2010 BRL	Dec. 31, 2011 Railroads	Dec. 31, 2011 Buildings	Dec. 31, 2011 Installations	Dec. 31, 2011 Other equipment
Foreign currency transaction and translation
Exchange rates used to translate assets and liabilities				1.8683	1.6662
Foreign currency transactions gain or loss included in Foreign exchange and indexation gains (losses), net	$ (1,382,000,000)	$ 102,000,000	$ 665,000,000
Cash equivalents and short-term investments
Maximum original maturity period to classify instruments as cash equivalents (in days)	90
Minimum maturity period to classify instruments as short-term investments (in days)	91
Maximum maturity period to classify instruments as short-term investments (in days)	360
Non-current assets and liabilities
Minimum period that assets and liabilities are either realizable or due to be classified as non-current (in months)	12
Interest attributed to stockholders' equity
Maximum distributable interest attributable to stockholders equity expressed as percentage of net income	50.00%
Maximum distributable interest attributable to stockholders equity expressed as percentage of retained earnings plus revenue reserves	50.00%
Withholding tax rate on interest distribution to stockholders (as a percent)	15.00%
Property, plant and equipment and intangible assets
Annual average rates for calculating depreciation on straight-line method (as a percent)						3.73%	1.50%	4.23%	7.73%

Summary of significant accounting policies (Details 2) (Fertilizers)	12 Months Ended
Dec. 31, 2011 group
Fertilizers
Segment Reporting Information
Number of major groups of nutrients	3

Major acquisitions and disposals (Details) (USD $)	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Feb. 28, 2011 Mieracao Paragominas S.A.	May 31, 2010 Mieracao Paragominas S.A.	Dec. 31, 2011 Mieracao Paragominas S.A. tranches	Dec. 31, 2011 Mieracao Paragominas S.A. Three years after closing date	Dec. 31, 2011 Mieracao Paragominas S.A. Five years after closing date	Dec. 31, 2011 Sale of aluminum assets	Dec. 31, 2011 Sale of aluminum assets Norsk Hydro ASA
Sale of aluminum assets
Percentage of stake in Paragominas bauxite mine			60.00%	60.00%
Cash received for transactions								$ 1,081,000,000
Ownership interest received in transaction (as a percent)									22.00%
Number of shares of common stock received in transaction									447,834,465
Value of shares of common stock received in transaction									3,500,000,000
Scheduled future cash payments to be received						200,000,000	200,000,000
Percentage of Paragominas to be sold					40.00%
Gain on sale of assets	$ 1,513,000,000	$ 40,000,000						$ 1,513,000,000
Number of equal tranches of $200 million to be received					2

Major acquisitions and disposals (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Vale Fertilizantes S.A	Dec. 31, 2010 Vale Fosfatados	Dec. 31, 2011 Northern Energy S.A. USD ($)	Dec. 31, 2011 Northern Energy S.A. BRL	Dec. 31, 2011 Fertilizers Businesses USD ($)
Business acquisition
Business acquisition percentage of total capital acquired	78.92%	100.00%	9.00%	9.00%
Voting capital acquired (as a percent)	99.83%
Total estimated investment			$ 1,200	2,300
Amount invested for business acquisition			84
Purchase price			$ 70		$ 5,795

Major acquisitions and disposals (Details 3) (Fertilizers Businesses) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Announced public offer USD ($)	Dec. 31, 2011 Announced public offer BRL
Purchase price allocation based on the fair values of acquired assets and liabilities
Public offer to acquire the free floating shares of Vale Fertilizantes S.A. (in BRL per share)			25
Total amount paid to acquire free floating shares		$ 1,134	2,078
Percentage of total participation		99.05%	99.05%
Purchase price	5,795
Noncontrolling consideration	767
Book value of property, plant and equipment and mining rights	(1,987)
Book value of other assets acquired and liabilities assumed, net	(395)
Adjustment to fair value of property, plant and equipment and mining rights	(5,146)
Adjustment to fair value of inventories	(98)
Deferred taxes on the above adjustments	1,783
Goodwill	$ 719

Income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	$ 26,799	$ 20,314	$ 7,123
Exchange variation (not taxable) or not deductible	26	265	5,162
Income before income taxes, equity results and noncontrolling interests after exchange variation	26,825	20,579	12,285
Tax at Brazilian composite rate	(9,121)	(6,997)	(4,177)
Tax benefit on interest attributed to stockholders	1,655	995	502
Difference on tax rates of foreign income	1,415	1,673	1,079
Tax incentives	704	642	148
Social contribution contingency payment	506
Reversal/Constitution of provisions for loss of tax loss carryfoward	(297)
Other non-taxable, income/non deductible expenses	(144)	(18)	348
Income taxes per consolidated statements of income	(5,282)	(3,705)	(2,100)
Brazil
Income taxes
Applicable statutory composite enacted tax rate (as a percent)	34.00%
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	21,267	16,586	10,024
Income before income taxes, equity results and noncontrolling interests after exchange variation	21,267	16,586	10,024
Tax at Brazilian composite rate	(7,231)	(5,639)	(3,408)
Tax benefit on interest attributed to stockholders	1,655	995	502
Tax incentives	704	642	148
Social contribution contingency payment	506
Reversal/Constitution of provisions for loss of tax loss carryfoward	129
Other non-taxable, income/non deductible expenses	48	13	100
Income taxes per consolidated statements of income	(4,189)	(3,989)	(2,658)
Foreign
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	5,532	3,728	(2,901)
Exchange variation (not taxable) or not deductible	26	265	5,162
Income before income taxes, equity results and noncontrolling interests after exchange variation	5,558	3,993	2,261
Tax at Brazilian composite rate	(1,890)	(1,358)	(769)
Difference on tax rates of foreign income	1,415	1,673	1,079
Reversal/Constitution of provisions for loss of tax loss carryfoward	(426)
Other non-taxable, income/non deductible expenses	(192)	(31)	248
Income taxes per consolidated statements of income	$ (1,093)	$ 284	$ 558

Income taxes (Details 2)	12 Months Ended
Dec. 31, 2011 Y
Vale and some subsidiaries in Brazil
Income taxes
Income tax incentives (in years)	10
Goro Project
Income taxes
Income tax incentives period, including income tax holiday (in years)	15
Partial income tax holiday following 15-year tax incentives (in years)	5
Income tax holiday during the five-year period following a full income tax holiday (as a percent)	50.00%
Brazil | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	5
Restriction on loss carryforwards (as a percent)	30.00%
Canada | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	7
Indonesia | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	10

Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 2,555	$ 396	$ 657
Increase resulting from tax positions taken	1,076	2,130	47
Decrease resulting from tax positions taken	(3,409)	(24)	(474)
Cumulative translation adjustments	41	53	166
End of the period	263	2,555	396
Current deferred tax assets
Accrued expenses deductible only when disbursed	203	386
Related to provision for losses and write-downs of investments
Employee postretirement benefits provision	640	665
Tax loss carryforwards	916	732
Fair value of financial instruments	610	379
Asset retirement obligation	389	322
Other temporary differences (mainly contingencies provisions)	794	855
Total Assets	3,349	2,953
Liabilities
Prepaid retirement benefit	(509)	(617)
Fair value adjustments in business combinations	(7,311)	(7,745)
Social contribution		(2,145)
Other temporary differences	(463)	(421)
Total Liabilities	(8,283)	(10,928)
Valuation allowance
Beginning balance	(110)	(106)
Change in allowance	(16)	(4)
Ending balance	(126)	(110)	(106)
Net long-term deferred tax liabilities	(5,060)	(8,085)
Asset	594
Liabilities	(5,654)	(8,085)
Net long-term deferred tax liabilities	$ (5,060)	$ (8,085)

Cash and cash equivalents (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents
Cash	$ 945	$ 560
Cash equivalents	2,586	7,024
Cash and cash equivalents, Total	$ 3,531	$ 7,584	$ 7,293	$ 10,331
Maturity period for classifying short-term investments as cash equivalents, maximum (in months)	3 months

Short-term investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Short-term investments
Time deposits		$ 1,793
Minimum Original maturity period of short-term investment (in months)	3 months

Account receivable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable
Additional allowances for doubtful accounts charged to statement of income	$ 2	$ 23	$ 48
Account receivable written-off	1	37	8
Customers
Accounts Receivable, Gross, Current	8,610	8,329
Accounts receivable
Customers
Total	8,505	8,211
Accounts receivable | Allowance for doubtful accounts
Customers
Allowance	(105)	(118)
Denominated in Brazilian Reais
Customers
Accounts Receivable, Gross, Current	1,228	1,227
Denominated in other currencies, mainly US dollars
Customers
Accounts Receivable, Gross, Current	$ 7,382	$ 7,102
Steel industry accounts receivable | Customer
Accounts receivable
Percentage of concentration risk	70.36%
Total revenues | Customer | Maximum
Accounts receivable
Percentage of concentration risk	10.00%

Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories
Nickel (co-products and by-products)	$ 1,771	$ 1,310
Iron ore and pellets	1,137	825
Manganese and ferroalloys	240	203
Fertilizer	387	171
Copper concentrate	72	28
Coal	277	74
Others	91	143
Spare parts and maintenance supplies	1,276	1,544
Inventory net	5,251	4,298
Provision for adjustment to market value for product nickel	14
Provision for adjustment to market value for product manganese	$ 9

Recoverable taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Recoverable taxes
Income tax	$ 814	$ 459
Value-added tax	997	484
Others brazilian federal contributions	1,006	1,021
Total	2,817	1,964
Current	2,230	1,603
Non-current	$ 587	$ 361

Property, plant and equipment and intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment
Cost	$ 111,174	$ 102,805
Accumulated Depreciation	(21,144)	(18,435)
Net	90,030	84,370
Intangible assets, Cost	1,201	1,316
Intangible assets, accumulated Depreciation	(67)	(42)
Intangible assets, net	1,135	1,274
Loss on disposal of property, plant and equipment	223	623	293
Assets given in guarantee of judicial processes	97	149
Defined useful lives, minimum (in years)	6
Defined useful lives, maximum (in years)	30
Rights granted by the government-Ferrovia Norte Sul
Property, plant and equipment
Intangible assets, net	896
Off take-agreements
Property, plant and equipment
Intangible assets, net	239
Land
Property, plant and equipment
Cost	695	356
Net	695	356
Buildings
Property, plant and equipment
Cost	7,912	6,087
Accumulated Depreciation	(1,890)	(1,110)
Net	6,022	4,977
Installations
Property, plant and equipment
Cost	14,886	14,904
Accumulated Depreciation	(3,708)	(4,231)
Net	11,178	10,673
Equipment
Property, plant and equipment
Cost	12,549	10,948
Accumulated Depreciation	(4,243)	(3,637)
Net	8,306	7,311
Railroads
Property, plant and equipment
Cost	6,575	7,337
Accumulated Depreciation	(1,930)	(2,357)
Net	4,645	4,980
Mine development costs
Property, plant and equipment
Cost	26,955	28,010
Accumulated Depreciation	(5,180)	(4,071)
Net	21,775	23,939
Others
Property, plant and equipment
Cost	14,556	12,088
Accumulated Depreciation	(4,126)	(2,987)
Net	10,430	9,101
Property, plant and equipment excluding intangible assets and construction in progress
Property, plant and equipment
Cost	84,128	79,730
Accumulated Depreciation	(21,077)	(18,393)
Net	63,051	61,337
Construction in progress
Property, plant and equipment
Cost	25,845	21,759
Net	25,845	21,759
Jointly-owned hydroelectric plants
Property, plant and equipment
Cost	2,261	1,432
Depreciation in the year	428	422
Hydroelectric plant under construction
Property, plant and equipment
Cost	$ 59	$ 804

Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments in affiliated companies and joint ventures
Investments	$ 8,093	$ 4,497	$ 4,585
Goodwill	3,026	3,317
Equity in earnings (losses) of investee adjustments	1,135	987	433
Dividends received	1,038	1,161	386
Bulk Material
Investments in affiliated companies and joint ventures
Investments	1,348	1,388	1,400
Equity in earnings (losses) of investee adjustments	1,095	1,013	328
Bulk Material | Iron ore and pellets
Investments in affiliated companies and joint ventures
Investments	1,109	1,165
Equity in earnings (losses) of investee adjustments	1,025	956	272
Dividends received	924	989	210
Bulk Material | Coal
Investments in affiliated companies and joint ventures
Investments	239	223	243
Equity in earnings (losses) of investee adjustments	70	57	56
Dividends received		83
Bulk Material | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.11%
Participation in capital, total (as a percent)	51.00%
Net equity	341
Net income (loss) of the period	89
Investments	173	171
Equity in earnings (losses) of investee adjustments	45	48	(12)
Dividends received	22	3	20
Bulk Material | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%
Participation in capital, total (as a percent)	50.89%
Net equity	225
Net income (loss) of the period	36
Investments	115	128
Equity in earnings (losses) of investee adjustments	19	40	(12)
Dividends received	20
Bulk Material | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	155
Net income (loss) of the period	65
Investments	78	87
Equity in earnings (losses) of investee adjustments	32	43	(17)
Dividends received	32	11
Bulk Material | Companhia Italo-Brasileira de Pelotizacao - ITABRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%
Participation in capital, total (as a percent)	50.90%
Net equity	158
Net income (loss) of the period	93
Investments	80	86
Equity in earnings (losses) of investee adjustments	47	18	12
Dividends received	38	25
Bulk Material | Minas da Serra Geral SA - MSG | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	57
Net income (loss) of the period	7
Investments	29	36
Equity in earnings (losses) of investee adjustments	3	6	2
Bulk Material | SAMARCO Mineracao SA - SAMARCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	941
Net income (loss) of the period	1,754
Investments	528	561
Goodwill	58	64
Equity in earnings (losses) of investee adjustments	878	798	299
Dividends received	812	950	190
Bulk Material | Baovale Mineracao SA - BAOVALE | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	69
Net income (loss) of the period	16
Investments	35	31
Equity in earnings (losses) of investee adjustments	8	4	(3)
Bulk Material | Zhuhai YPM Pellet e Co, Ltd - ZHUHAI | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%
Participation in capital, total (as a percent)	25.00%
Net equity	90
Net income (loss) of the period	1
Investments	23	25
Equity in earnings (losses) of investee adjustments		9	3
Bulk Material | Tecnored Desenvolvimento Tecnologico SA | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	43.04%
Participation in capital, total (as a percent)	43.04%
Net equity	107
Net income (loss) of the period	(13)
Investments	48	40
Equity in earnings (losses) of investee adjustments	(7)	(10)
Bulk Material | Henan Longyu Resources Co Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%
Participation in capital, total (as a percent)	25.00%
Net equity	1,128
Net income (loss) of the period	336
Investments	282	250
Equity in earnings (losses) of investee adjustments	85	76	74
Dividends received		83
Bulk Material | Shandong Yankuang International Company Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%
Participation in capital, total (as a percent)	25.00%
Net equity	(170)
Net income (loss) of the period	(58)
Investments	(43)	(27)
Equity in earnings (losses) of investee adjustments	(15)	(19)	(18)
Base Metals
Investments in affiliated companies and joint ventures
Investments	3,616	265	253
Equity in earnings (losses) of investee adjustments	101	(10)	(28)
Base Metals | Bauxite
Investments in affiliated companies and joint ventures
Investments	144	152
Equity in earnings (losses) of investee adjustments	8	(2)	(10)
Dividends received		10	42
Base Metals | Copper
Investments in affiliated companies and joint ventures
Investments	234	90
Equity in earnings (losses) of investee adjustments	(6)	(10)	(18)
Base Metals | Nickel
Investments in affiliated companies and joint ventures
Investments	11	23
Equity in earnings (losses) of investee adjustments		2
Base Metals | Aluminium
Investments in affiliated companies and joint ventures
Investments	3,227
Equity in earnings (losses) of investee adjustments	99
Dividends received	52
Base Metals | Logistic
Investments in affiliated companies and joint ventures
Investments	665	646
Equity in earnings (losses) of investee adjustments	125	94	143
Dividends received	55	72	127
Base Metals | Steel
Investments in affiliated companies and joint ventures
Investments	2,035	2,013
Equity in earnings (losses) of investee adjustments	(166)	(73)	(8)
Dividends received	7	7	7
Base Metals | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	429	185
Equity in earnings (losses) of investee adjustments	(20)	(37)	(2)
Base Metals | Others, available for sale | Nickel
Investments in affiliated companies and joint ventures
Investments	1	5
Base Metals | Others. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	209	70
Equity in earnings (losses) of investee adjustments	(4)	(4)	(2)
Base Metals | Mineracao Rio do Norte SA - MRN | Bauxite
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	40.00%
Participation in capital, total (as a percent)	40.00%
Net equity	357
Net income (loss) of the period	19
Investments	144	152
Equity in earnings (losses) of investee adjustments	8	(2)	(10)
Dividends received		10	42
Base Metals | Teal Minerals Incorporated | Copper
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	469
Net income (loss) of the period	(12)
Investments	234	90
Equity in earnings (losses) of investee adjustments	(6)	(10)	(18)
Base Metals | Heron Resources Inc | Nickel
Investments in affiliated companies and joint ventures
Investments	6	7
Base Metals | Korea Nickel Corp | Nickel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%
Participation in capital, total (as a percent)	25.00%
Net equity	16
Investments	4	11
Equity in earnings (losses) of investee adjustments		2
Base Metals | Norsk Hydro ASA | Aluminium
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	22.00%
Participation in capital, total (as a percent)	22.00%
Net equity	14,668
Net income (loss) of the period	449
Investments	3,227
Equity in earnings (losses) of investee adjustments	99
Dividends received	52
Base Metals | LOG-IN Logistica Intermodal SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	31.33%
Participation in capital, total (as a percent)	31.33%
Net equity	338
Net income (loss) of the period	(20)
Investments	114	135
Equity in earnings (losses) of investee adjustments	(7)	4	2
Dividends received			3
Base Metals | MRS Logistica SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	45.68%
Participation in capital, total (as a percent)	45.84%
Net equity	1,200
Net income (loss) of the period	316
Investments	551	511
Equity in earnings (losses) of investee adjustments	132	90	141
Dividends received	55	72	124
Base Metals | California Steel Industries Inc - CSI | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	322
Net income (loss) of the period	27
Investments	161	155
Equity in earnings (losses) of investee adjustments	14	12	(10)
Dividends received	7	7
Base Metals | CSP - Companhia Siderurgica do PECEM | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%
Participation in capital, total (as a percent)	50.00%
Net equity	539
Net income (loss) of the period	(7)
Investments	267	18
Equity in earnings (losses) of investee adjustments	(3)
Base Metals | THYSSENKRUPP CSA Companhia Siderurgica do Atlantico | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	26.87%
Participation in capital, total (as a percent)	26.87%
Net equity	5,982
Net income (loss) of the period	(658)
Investments	1,607	1,840
Equity in earnings (losses) of investee adjustments	(177)	(85)	(6)
Base Metals | Usinas Siderurgicas de Minas Gerais SA - USIMINAS | Steel
Investments in affiliated companies and joint ventures
Equity in earnings (losses) of investee adjustments			8
Dividends received			7
Base Metals | Norte Energia S.A. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	9.00%
Participation in capital, total (as a percent)	9.00%
Net equity	837
Investments	75
Base Metals | Vale Solucoes em Energia (S.A.) | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	52.77%
Participation in capital, total (as a percent)	52.77%
Net equity	276
Net income (loss) of the period	(32)
Investments	145	115
Equity in earnings (losses) of investee adjustments	$ (16)	$ (33)

Short-term debt (Details)	Dec. 31, 2011
Short-term debt
Average annual interest rate on short-term borrowings from commercial banks for import financing (as a percent)	1.81%

Long-term debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-term debt
Long-term debt, current	$ 1,495	$ 2,823
Long-term debt, noncurrent	21,538	21,591
Foreign
Long-term debt
US dollars, current	496	2,384
US dollars, noncurrent	2,693	2,530
Others, current	9	18
Others, noncurrent	52	217
Fixed Rate Notes - US dollar denominated, current	410
Fixed Rate Notes - US dollar denominated, noncurrent	10,073	10,242
Fixed Rate Notes - EUR denominated, noncurrent	970	1,003
Perpetual notes, noncurrent		78
Accrued charges, current	221	233
Long-term debt, current	1,136	2,635
Long-term debt, noncurrent	13,788	14,070
Brazil
Long-term debt
Accrued charges, current	112	110
Long-term debt, current	359	188
Long-term debt, noncurrent	7,750	7,521
Brazilian Reais indexed to Long-term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M), current	246	76
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M) noncurrent	5,245	3,891
Basket of currencies, current	1	1
Basket of currencies, noncurrent		125
Non-convertible debentures, noncurrent	2,505	2,767
US dollars denominated, current		1
US dollars denominated, noncurrent		$ 738

Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturities of Long-term Debt
2013	$ 3,184
2014	1,231
2015	952
2016	1,607
2017 and after	14,200
No due date	364
Long-term debt, noncurrent	$ 21,538	$ 21,591

Long-term debt (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Annual interest rates on long-term debt
Long-term debt	$ 23,033
Average cost of derivative transactions (as a percent)	3.22%
Euro Bond
Annual interest rates on long-term debt
Percentage of derivative transactions cost	4.71%
Floating Rate Debt
Annual interest rates on long-term debt
Percentage of derivative transactions cost	7.00%
Up to 3%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, maximum (as a percent)	3.00%
Long-term debt	4,738
3.1% to 5%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	3.10%
Annual interest rates on long-term debt, maximum (as a percent)	5.00%
Long-term debt	2,301
5.1% to 7%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	5.10%
Annual interest rates on long-term debt, maximum (as a percent)	7.00%
Long-term debt	8,802
7.1% to 9%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	7.10%
Annual interest rates on long-term debt, maximum (as a percent)	9.00%
Long-term debt	2,793
Average cost of all derivative transactions (as a percent)	2.98%
Total cost of derivative transactions	6,005
Amount which includes above original interest rate	5,041
9.1% to 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	9.10%
Annual interest rates on long-term debt, maximum (as a percent)	11.00%
Long-term debt	2,365
Over 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	11.00%
Long-term debt	2,033
Variable Perpetual Notes
Annual interest rates on long-term debt
Long-term debt	$ 1

Long-term debt (Details 4) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2011 rate	Dec. 31, 2010 rate	Dec. 31, 2011 Nonconvertible debentures	Dec. 31, 2010 Nonconvertible debentures	Dec. 31, 2011 2nd Series debenture	Dec. 31, 2010 2nd Series	Dec. 31, 2011 2nd Series CDI	Dec. 31, 2011 Tranche B debenture	Dec. 31, 2010 Tranche B	Dec. 31, 2011 Tranche B IGP-DI	Jan. 31, 2012 Notes due 2022	Jan. 04, 2012 Notes due 2022
Non-convertible debentures denominated in Brazilian Reais
Issued (in debentures)					400,000			5
Outstanding (in debentures)					400,000			5
Maturity					November 20, 2013
Reference rate for variable interest rate	LIBOR						100% CDI			IGP-DI
Non-convertible debentures, margin rate (as a percent)							0.25%			6.50%
Balance	$ 2,531,000,000	$ 2,796,000,000			$ 2,167,000,000	$ 2,429,000,000		$ 364,000,000	$ 367,000,000
Long-term portion			2,505,000,000	2,767,000,000
Accrued charges			26,000,000	29,000,000
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate as a percent)		6.00%
IGP-M - General Price Index - Market (in rates)	4.1	10.9
Appreciation (devaluation) of Real against US dollar (in rates)	25.3	4.7
Notes issued											$ 1,000,000,000
Sale price of bonds as percentage of face value											98.80%
Coupon rate of the bond issued (as a percent)												4.38%

Long-term debt (Details 5)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Revolving Line of Credit Facility USD ($)	Dec. 31, 2011 Export Development Canada USD ($)	Oct. 30, 2010 Export Development Canada USD ($)	Dec. 31, 2011 BNDES - equipment finance USD ($)	Dec. 31, 2011 BNDES - equipment finance BRL	Mar. 31, 2011 BNDES - equipment finance USD ($)	Mar. 31, 2011 BNDES - equipment finance BRL	Apr. 30, 2008 BNDES - equipment finance USD ($)	Apr. 30, 2008 BNDES - equipment finance BRL	May 31, 2008 Mining project agreements USD ($)	May 31, 2008 NEXI USD ($)	Dec. 31, 2011 NEXI USD ($)	May 31, 2008 JBIC USD ($)	Sep. 30, 2010 Export Import Bank of China and the Bank of China Limited USD ($) carrier Y	Dec. 31, 2011 Export Import Bank of China and the Bank of China Limited USD ($)	Dec. 31, 2011 Banco Nacional De Desenvolvimento Economico Social USD ($)	Jun. 30, 2010 Banco Nacional De Desenvolvimento Economico Social USD ($)	Jun. 30, 2010 Banco Nacional De Desenvolvimento Economico Social BRL	Dec. 31, 2011 Vale S.A., Vale Canada Limited and Vale International USD ($)	Sep. 30, 2011 Vale S.A., Vale Canada Limited and Vale International Revolving Line of Credit Facility USD ($)	Dec. 31, 2011 Vale International S.A USD ($)	Aug. 31, 2011 Syndicate of financial institutions USD ($) shipyard carrier capesize	Dec. 31, 2011 Syndicate of financial institutions USD ($)
Debt Instrument
Amount available under the facility, maximum				$ 1,000,000,000					$ 4,000,000,000	7,300,000,000	$ 5,000,000,000				$ 1,229,000,000								$ 530,000,000
Amount withdrawn under credit facility			500,000,000		1,496,000,000	2,795,000,000							300,000,000			467,000,000	329,000,000							178,000,000
Line of credit repayment term (in years)															13
Construction schedule, period for disbursing funds (in years)															3
Number of shipyards																							2
Amount available for investments from the facility		4,100,000,000																		3,000,000,000		350,000,000
Export facility agreement through PT International												2,000,000,000		3,000,000,000
Secured Debt	648,000,000
Letters of credit issued and outstanding pursuant Vale Canada Limited's facility																					107,000,000
Number of ore carriers acquired through financing																							5
Number of capesizes acquired through financing																							2
Number of ore carriers build through financing															12
Increased borrowing capacity under the facility							$ 62,000,000	103,000,000										$ 430,000,000	774,000,000

Stockholders' equity (Details) (USD $)	1 Months Ended			12 Months Ended
	Nov. 30, 2011	Sep. 30, 2010	Jun. 30, 2010	Dec. 31, 2011 vote	Dec. 31, 2010
Stockholders' equity
Number of Votes per common and preferred class A stock share per person				1
Number of preferred special shares held with The Brazilian Government				12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders (as a percent)				0.25
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders (as a percent)				0.25
Minimum Dividend percentage for preferred stockholders of the preferred capital				0.06
Dividend percentage for preferred stockholders if greater than 6%				0.03
Amount of shares held in treasury for subsequent sale or cancellation		$ 2,000,000,000
Number of common shares authorized in share buy-back plan		64,810,513
Number of preferred shares authorized in share buy-back plan		98,367,748
Common shares acquired					21,682,700
Preferred shares acquired					48,197,700
Debt conversion
Number of treasury stocks used for conversion (in shares)			75,435,238		75,435,238
Adjustments in additional paid in capital related to note conversion			1,379,000,000
Aggregate purchase price of shares repurchased	$ 3,000,000,000
Preferred Class A
Debt conversion
Shares acquired	81,451,900
Shares acquired average purchase price (in dollars per share)	$ 24.09
Repurchased shares expressed as percentage of free float of preferred shares	4.24%
Common stock
Debt conversion
Shares acquired	39,536,080
Shares acquired average purchase price (in dollars per share)	$ 26.25
Repurchased shares expressed as percentage of free float of preferred shares	3.10%
Rio and Rio P | Preferred Class A
Debt conversion
Number of converted shares			26,130,033
Rio and Rio P | Common stock
Debt conversion
Number of converted shares			49,305,205

Stockholders' equity (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Vale and Vale P - 2012	Dec. 31, 2011 Vale and Vale P - 2012 Common stock	Dec. 31, 2011 Vale and Vale P - 2012 Preferred class A stock (including twelve golden shares)	Nov. 30, 2011 Vale - 2012	Sep. 30, 2011 Vale - 2012	Apr. 30, 2011 Vale - 2012	Jan. 31, 2011 Vale - 2012	Nov. 30, 2011 Vale P - 2012	Sep. 30, 2011 Vale P - 2012	Apr. 30, 2011 Vale P - 2012	Jan. 31, 2011 Vale P - 2012
Vale issued mandatory convertible notes
Mandatory convertible notes, date emission				July/2009
Mandatory convertible notes, date, Expiration				June/2012
Mandatory convertible notes value, gross				$ 942
Mandatory convertible notes value, net of charges				934
Mandatory convertible notes, coupon (as a percent)				6.75%
Funds linked to future mandatory conversion
Maximum amount of action (in shares)					18,415,859	47,284,800
Maximum amount of action, Value					293	649
Additional remuneration paid to holders of the mandatorily convertible notes (in dollars per share)							$ 1.657454	$ 1.806046	$ 0.985344	$ 0.462708	$ 1.917027	$ 2.08889	$ 1.139659	$ 0.535173
Maximum annual percentage of capital stock appropriation (as a percent)			20.00%
Undistributed retained earnings under Brazilian law	36,145
Additional minimum remuneration paid to holders of the mandatorily convertible notes	$ 4,141	$ 1,000
Annual net income appropriation (as a percent)	5.00%

Stockholders' equity (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share attributable to Company's stockholders:
Net income from continuing operations	$ 22,885	$ 17,407	$ 5,349
Discontinued operations, net of tax		(143)
Net income attributable to the Company's stockholders	22,885	17,264	5,349
Net income for the period adjusted	22,718	17,131	5,198
Earnings per share
Income available to preferred stockholders	8,591	6,566	1,967
Income available to common stockholders	13,842	10,353	3,082
Weighted average number of shares outstanding	5,181,093,000	5,245,806,000	5,212,406,000
Weighted Average Number of of convertibles outstanding, linked to shares	65,701,000	65,701,000	152,578,000
Earnings per preferred share (in dollars per share)	$ 4.33	$ 3.23	$ 0.97
Earnings per common share (in dollars per share)	$ 4.33	$ 3.23	$ 0.97
Earnings per convertible note linked to preferred share (in dollars per share)	$ 6.39	$ 4.76	$ 1.71
Earnings per convertible note linked to common share (in dollars per share)	$ 8.15	$ 6.52	$ 2.21
Earnings per preferred share from continuing operations (in dollars per share)	$ 4.33	$ 3.25	$ 0.97
Earnings per common share from continuing operations (in dollars per share)	$ 4.33	$ 3.25	$ 0.97
Earnings per convertible notes linked to preferred share from continuing operations (in dollars per share)	$ 6.39	$ 4.77	$ 1.71
Earnings per convertible notes linked to common share from continuing operations (in dollars per share)	$ 8.15	$ 6.56	$ 2.21
Earnings per preferred share from discontinued operations (in dollars per share)		$ (0.02)
Earnings per common share from discontinued operations (in dollars per share)		$ (0.02)
Earnings per convertible notes linked to preferred share from discontinued operations (in dollars per share)		$ (0.01)
Earnings per convertible notes linked to common share from discontinued operations (in dollars per share)		$ (0.04)
Preferred Convertible note
Earnings per share attributable to Company's stockholders:
Remuneration attributed to preferred convertible notes	(97)	(72)	(58)
Earnings per share
Income available to convertible notes	205	153	75
Weighted average number of shares outstanding	1,984,030,000	2,035,783,000	2,030,700,000
Weighted Average Number of of convertibles outstanding, linked to shares	47,285,000	47,285,000	77,580,000
Common Convertible notes
Earnings per share attributable to Company's stockholders:
Remuneration attributed to common convertible notes	(70)	(61)	(93)
Earnings per share
Income available to convertible notes	$ 80	$ 59	$ 73
Weighted average number of shares outstanding	3,197,063,000	3,210,023,000	3,181,706,000
Weighted Average Number of of convertibles outstanding, linked to shares	18,416,000	18,416,000	74,998,000

Pension plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended														1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Investments in portfolio of stock	Dec. 31, 2010 Investments in portfolio of stock	Jan. 02, 2010 Investments in portfolio of stock	Dec. 31, 2011 Investments in debentures	Dec. 31, 2010 Investments in debentures	Jan. 02, 2010 Investments in debentures	Dec. 31, 2011 Equity investments from related parties	Dec. 31, 2010 Equity investments from related parties	Jan. 02, 2010 Equity investments from related parties	Dec. 31, 2011 Securities of the Federal government	Dec. 31, 2010 Securities of the Federal government	Jan. 02, 2010 Securities of the Federal government	May 31, 2000 Vale Mais Plan	Dec. 31, 2011 Vale Canada Limited Defined Benefit Plan	Dec. 31, 2011 Vale Canada Limited Defined Benefit Plan Securities of the government of Canada	Dec. 31, 2010 Vale Canada Limited Defined Benefit Plan Securities of the government of Canada	Jan. 02, 2010 Vale Canada Limited Defined Benefit Plan Securities of the government of Canada	Dec. 31, 2011 Vale Fertilizantes and Ultrafertil Securities of the Federal government	Dec. 31, 2010 Vale Fertilizantes and Ultrafertil Securities of the Federal government	Dec. 31, 2011 Overfunded pension plans	Dec. 31, 2010 Overfunded pension plans	Dec. 31, 2009 Overfunded pension plans	Dec. 31, 2011 Underfunded pension plans	Dec. 31, 2010 Underfunded pension plans	Dec. 31, 2009 Underfunded pension plans	Dec. 31, 2011 Underfunded other benefits	Dec. 31, 2010 Underfunded other benefits	Dec. 31, 2009 Underfunded other benefits	Dec. 31, 2011 Brazil Overfunded pension plans Y	Dec. 31, 2010 Brazil Overfunded pension plans Y	Dec. 31, 2011 Brazil Underfunded pension plans Y	Dec. 31, 2010 Brazil Underfunded pension plans Y	Dec. 31, 2011 Brazil Underfunded other benefits	Dec. 31, 2010 Brazil Underfunded other benefits	Dec. 31, 2011 Foreign Underfunded pension plans Y	Dec. 31, 2010 Foreign Underfunded pension plans Y	Dec. 31, 2011 Foreign Underfunded other benefits Y	Dec. 31, 2010 Foreign Underfunded other benefits Y
Pension plans
Minimum percentage of active employees who decided to migrate to the new pension plan															98.00%
Change in benefit obligation
Benefit obligation at beginning of year																						$ 3,623	$ 3,661		$ 5,667	$ 3,923		$ 1,601	$ 1,431
Benefit initial recognized consolidation																							385			12			58
Transfers																						1,132	(936)		(1,132)	936
Service cost																						18	2	11	79	59	43	32	27	17
Interest cost																						517	329		272	360		102	102
Plan amendment																							(28)		2	10		(23)	(2)
Assumptions changes																						141	87		39	65		10	6
Benefits paid/ Actual distribution																						(345)	(237)		(363)	(364)		(82)	(78)
Plan settlements																									(26)			(8)
Effect of exchange rate changes																						(539)	126		(138)	241		(67)	71
Actuarial loss																						64	234		162	425		129	(13)
Benefit obligation at end of year																						4,611	3,623	3,661	4,562	5,667	3,923	1,694	1,601	1,431
Change in plan assets
Fair value of plan assets at beginning of year			340	519	587	63	64	69	84	81	164	3,552	4,150	3,261			653	436	391	149	158	5,585	4,996		4,645	3,229		13	11
Fair value initial recognized consolidation																							451			10
Transfers																						1,105	(866)		(1,105)	866
Actual return on plan assets																						573	1,094		125	541			1
Employer contributions																342						65	2		512	169		82	80
Benefits paid/ Actual distribution																						(345)	(265)		(363)	(364)		(82)	(80)
Plan settlements																									(26)			(11)
Effect of exchange rate changes																						(706)	173		(126)	194		(1)	1
Fair value of plan assets at end of year			340	519	587	63	64	69	84	81	164	3,552	4,150	3,261			653	436	391	149	158	6,277	5,585	4,996	3,662	4,645	3,229	1	13	11
Funded Status and Financial Position
Noncurrent assets																						1,666	1,962
Current liabilities	(147)	(168)																							(69)	(35)		(78)	(133)
Non-current liabilities	(2,446)	(2,442)																							(831)	(987)		(1,615)	(1,455)
Funded status																						1,666	1,962		(900)	(1,022)		(1,693)	(1,588)
Assumptions used (nominal terms)
Discount rate (as a percent)																															10.78%	11.30%	11.30%	11.30%	11.30%	11.30%	5.43%	6.21%	5.10%	5.44%
Expected return on plan assets (as a percent)																															14.25%	12.00%	13.79%	11.50%			6.51%	7.02%	6.50%	6.50%
Rate of compensation increase - up to 47 years (as a percent)																															8.15%	8.15%	8.15%	8.15%			4.10%	4.11%	3.00%	3.58%
Rate of compensation increase - over 47 years (as a percent)																															5.00%	5.00%	5.00%	5.00%			4.10%	4.11%	3.00%	3.58%
Threshold age (in years)																															47	47	47	47			47	47	47	47
Inflation (as a percent)																															5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	2.00%	2.00%	2.00%	2.00%
Health care cost trend rate (as a percent)																																			8.15%	8.15%
Initial Health care cost trend rate (as a percent)																																							7.22%	7.35%
Ultimate Health care cost trend rate (as a percent)																																							4.49%	4.49%
Pension costs
Service cost - benefits earned during the period																						18	2	11	79	59	43	32	27	17
Interest cost on projected benefit obligation																						517	329	313	272	361	255	102	97	88
Expected return on assets																						(785)	(531)	(431)	(258)	(321)	(202)			(1)
Amortizations and (gain) / loss																								14	24	18	3	(35)	(14)	(19)
Net deferral																							(1)				14			(14)
Net periodic pension cost (credit)																						(250)	(201)	(93)	117	117	113	99	110	71
Accumulated benefit obligation
Accumulated benefit obligation																						4,610	3,612		4,404	5,540		1,694	1,601
Projected benefit obligation																						4,611	3,623	3,661	4,562	5,667	3,923	1,694	1,601	1,431
Fair value of plan assets			(340)	(519)	(587)	(63)	(64)	(69)	(84)	(81)	(164)	(3,552)	(4,150)	(3,261)			(653)	(436)	(391)	(149)	(158)	(6,277)	(5,585)	(4,996)	(3,662)	(4,645)	(3,229)	(1)	(13)	(11)
Impact of 1% variation in assumed health care cost trend rate
1% increase in accumulated postretirement benefit obligation (APBO)	258	213
1% decrease in accumulated postretirement benefit obligation (APBO)	(206)	(172)
1% increase in interest and service costs	22	12
1% decrease in interest and service costs	(18)	(17)
Other Cumulative Comprehensive Income (Deficit)
Net prior service (cost) / credit																									(15)	(15)
Net actuarial (loss) / gain																						(181)	243		(885)	(628)		292	335
Effect of exchange rate changes																						(24)	(1)		3				(1)
Deferred income tax																						70	(82)		249	201		(76)	(111)
Amounts recognized in other cumulative comprehensive income (deficit)																						(135)	160		(648)	(442)		216	223
Change in Other Cumulative Comprehensive Income (Deficit)
Net prior service (cost) / credit not yet recognized in NPPC at beginning of period																									(14)
Net actuarial (loss) / gain not yet recognized in NPPC at beginning of period																						242	(18)		(629)	(337)		334	297
Transfers																							8			(8)
Deferred income tax at beginning of period																						(82)	3		201	111		(111)	(94)
Effect of initial recognition of cumulative comprehensive income (deficit)																						160	(7)		(442)	(234)		223	203
Reclassification
Amortization of net transition (obligation) / asset																									(5)
Amortization of net prior service (cost) / credited																									5
Amortization of net actuarial (loss) / gain																									19	(1)		2	9
Total net actuarial (loss) / gain arising during period																						(423)	261		(290)	(277)		(48)	11
Transfers																							(8)			8
Effect of exchange rate changes																						(24)	(1)		17	(28)		4	17
Deferred income tax																						152	(85)		48	90		35	(17)
Amounts recognized in other cumulative comprehensive income (deficit)																						$ (135)	$ 160		$ (648)	$ (442)		$ 216	$ 223

Pension plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension plans
Percentage of asset classes mix in fixed income under option one	100.00%
Percentage of asset classes mix in fixed income under option two	80.00%
Percentage of asset classes mix in equities under option two	20.00%
Percentage of asset classes mix in fixed income under option three	65.00%
Percentage of asset classes mix in equities under option three	35.00%
Overfunded pension plans
Pension plans
Total	8,105	6,780
Funds not related to risk plans	(1,828)	(1,195)
Overfunded pension plans | Cash and cash equivalents
Pension plans
Total	2	6
Overfunded pension plans | Accounts Receivable
Pension plans
Total	15	81
Overfunded pension plans | Equity securities - liquid
Pension plans
Total	1,508	1,396
Overfunded pension plans | Debt securities - Corporate bonds
Pension plans
Total	560	420
Overfunded pension plans | Debt securities - Government bonds
Pension plans
Total	2,134	2,114
Overfunded pension plans | Investment funds - Fixed Income
Pension plans
Total	2,292	1,610
Overfunded pension plans | Investment funds - Equity
Pension plans
Total	539	513
Overfunded pension plans | International investments
Pension plans
Total	13	23
Overfunded pension plans | Structured investments - Private Equity funds
Pension plans
Total	194	128
Overfunded pension plans | Structured investments - Real estate funds
Pension plans
Total	21	19
Overfunded pension plans | Real estate
Pension plans
Total	482	288
Overfunded pension plans | Loans to Participants
Pension plans
Total	345	182
Overfunded pension plans | Level 1
Pension plans
Total	6,420	5,668
Overfunded pension plans | Level 1 | Cash and cash equivalents
Pension plans
Total	2	6
Overfunded pension plans | Level 1 | Accounts Receivable
Pension plans
Total	15	81
Overfunded pension plans | Level 1 | Equity securities - liquid
Pension plans
Total	1,425	1,321
Overfunded pension plans | Level 1 | Debt securities - Government bonds
Pension plans
Total	2,134	2,114
Overfunded pension plans | Level 1 | Investment funds - Fixed Income
Pension plans
Total	2,292	1,610
Overfunded pension plans | Level 1 | Investment funds - Equity
Pension plans
Total	539	513
Overfunded pension plans | Level 1 | International investments
Pension plans
Total	13	23
Overfunded pension plans | Level 2
Pension plans
Total	643	495
Overfunded pension plans | Level 2 | Equity securities - liquid
Pension plans
Total	83	75
Overfunded pension plans | Level 2 | Debt securities - Corporate bonds
Pension plans
Total	560	420
Overfunded pension plans | Level 3
Pension plans
Total	1,042	617
Overfunded pension plans | Level 3 | Structured investments - Private Equity funds
Pension plans
Total	194	128
Overfunded pension plans | Level 3 | Structured investments - Real estate funds
Pension plans
Total	21	19
Overfunded pension plans | Level 3 | Real estate
Pension plans
Total	482	288
Overfunded pension plans | Level 3 | Loans to Participants
Pension plans
Total	345	182
Underfunded pension plans
Pension plans
Total	3,662	5,323
Funds not related to risk plans		(678)
Underfunded pension plans | Equity
Pension plans
Total	1,232	1,628
Underfunded pension plans | Cash and cash equivalents
Pension plans
Total	41	52
Underfunded pension plans | Accounts Receivable
Pension plans
Total	11	20
Underfunded pension plans | Debt securities
Pension plans
Total	259	175
Underfunded pension plans | Debt securities - Government bonds
Pension plans
Total	660	786
Underfunded pension plans | Investment funds - Fixed Income
Pension plans
Total	1,007	1,799
Underfunded pension plans | Investment funds - Equity
Pension plans
Total	450	437
Underfunded pension plans | International investments
Pension plans
Total	2	6
Underfunded pension plans | Investment funds - Private Equity
Pension plans
Total		216
Underfunded pension plans | Structured investments - Private Equity funds
Pension plans
Total		15
Underfunded pension plans | Structured investments - Real estate funds
Pension plans
Total		1
Underfunded pension plans | Real estate
Pension plans
Total		37
Underfunded pension plans | Loans to Participants
Pension plans
Total		151
Underfunded pension plans | Level 1
Pension plans
Total	1,805	3,424
Underfunded pension plans | Level 1 | Equity
Pension plans
Total	1,231	1,623
Underfunded pension plans | Level 1 | Cash and cash equivalents
Pension plans
Total	17	22
Underfunded pension plans | Level 1 | Accounts Receivable
Pension plans
Total	11	20
Underfunded pension plans | Level 1 | Debt securities - Government bonds
Pension plans
Total	33	370
Underfunded pension plans | Level 1 | Investment funds - Fixed Income
Pension plans
Total	439	1,079
Underfunded pension plans | Level 1 | Investment funds - Equity
Pension plans
Total	74	91
Underfunded pension plans | Level 1 | International investments
Pension plans
Total		3
Underfunded pension plans | Level 1 | Investment funds - Private Equity
Pension plans
Total		216
Underfunded pension plans | Level 2
Pension plans
Total	1,857	1,695
Underfunded pension plans | Level 2 | Equity
Pension plans
Total	1	5
Underfunded pension plans | Level 2 | Cash and cash equivalents
Pension plans
Total	24	30
Underfunded pension plans | Level 2 | Debt securities
Pension plans
Total	259	175
Underfunded pension plans | Level 2 | Debt securities - Government bonds
Pension plans
Total	627	416
Underfunded pension plans | Level 2 | Investment funds - Fixed Income
Pension plans
Total	568	720
Underfunded pension plans | Level 2 | Investment funds - Equity
Pension plans
Total	376	346
Underfunded pension plans | Level 2 | International investments
Pension plans
Total	2	3
Underfunded pension plans | Level 3
Pension plans
Total		204
Underfunded pension plans | Level 3 | Structured investments - Private Equity funds
Pension plans
Total		15
Underfunded pension plans | Level 3 | Structured investments - Real estate funds
Pension plans
Total		1
Underfunded pension plans | Level 3 | Real estate
Pension plans
Total		37
Underfunded pension plans | Level 3 | Loans to Participants
Pension plans
Total		151
Underfunded other benefits
Pension plans
Total	1	13
Underfunded other benefits | Cash and cash equivalents
Pension plans
Total	1	13
Underfunded other benefits | Level 1
Pension plans
Total	1	13
Underfunded other benefits | Level 1 | Cash and cash equivalents
Pension plans
Total	1	13
Brazil
Pension plans
Number of asset classes	6
Number of Investments Committees that approves Investment Policy Statements	2
Brazil | Overfunded pension plans | Real estate
Pension plans
Return target in 2012 (as a percent)	12.80%
Brazil | Overfunded pension plans | Loans to Participants
Pension plans
Return target in 2012 (as a percent)	16.00%
Brazil | Overfunded pension plans | Old Plan
Pension plans
Target allocation (as a percent)	55.00%
Average nominal return (as a percent)	20.00%
Average nominal return term (in years)	11
Brazil | Overfunded pension plans | Old Plan | Fixed Income
Pension plans
Target allocation (as a percent)	57.00%	52.00%
Brazil | Overfunded pension plans | Old Plan | Equity
Pension plans
Target allocation (as a percent)	24.00%	28.00%
Brazil | Overfunded pension plans | Old Plan | International investments
Pension plans
Target allocation (as a percent)	1.00%	2.00%
Brazil | Overfunded pension plans | Old Plan | Structured investments
Pension plans
Target allocation (as a percent)	6.00%	6.00%
Brazil | Overfunded pension plans | Old Plan | Structured investments - Private Equity funds
Pension plans
Target allocation (as a percent)	6.00%
Return target in 2012 (as a percent)	11.94%
Brazil | Overfunded pension plans | Old Plan | Structured investments - Private Equity funds | Minimum
Pension plans
Target allocation (as a percent)	2.00%
Brazil | Overfunded pension plans | Old Plan | Structured investments - Private Equity funds | Maximum
Pension plans
Target allocation (as a percent)	10.00%
Brazil | Overfunded pension plans | Old Plan | Real estate
Pension plans
Target allocation (as a percent)	8.00%	7.00%
Brazil | Overfunded pension plans | Old Plan | Loans to Participants
Pension plans
Target allocation (as a percent)	4.00%	5.00%
Brazil | Overfunded pension plans | Vale Mais Plan
Pension plans
Target allocation (as a percent)	55.00%
Average nominal return (as a percent)	16.00%
Average nominal return term (in years)	11
Number of options of asset classes mix	3
Brazil | Overfunded pension plans | Vale Mais Plan | Fixed Income
Pension plans
Target allocation (as a percent)	56.00%	59.00%
Brazil | Overfunded pension plans | Vale Mais Plan | Equity
Pension plans
Target allocation (as a percent)	24.00%	24.00%
Brazil | Overfunded pension plans | Vale Mais Plan | International investments
Pension plans
Target allocation (as a percent)	0.50%	1.00%
Brazil | Overfunded pension plans | Vale Mais Plan | Structured investments
Pension plans
Target allocation (as a percent)	3.50%	2.00%
Brazil | Overfunded pension plans | Vale Mais Plan | Structured investments - Private Equity funds
Pension plans
Target allocation (as a percent)	5.30%
Return target in 2012 (as a percent)	11.51%
Brazil | Overfunded pension plans | Vale Mais Plan | Structured investments - Private Equity funds | Minimum
Pension plans
Target allocation (as a percent)	1.00%
Brazil | Overfunded pension plans | Vale Mais Plan | Structured investments - Private Equity funds | Maximum
Pension plans
Target allocation (as a percent)	10.00%
Brazil | Overfunded pension plans | Vale Mais Plan | Real estate
Pension plans
Target allocation (as a percent)	6.00%	4.00%
Brazil | Overfunded pension plans | Vale Mais Plan | Loans to Participants
Pension plans
Target allocation (as a percent)	10.00%	10.00%
Brazil | Underfunded pension plans
Pension plans
Average nominal return (as a percent)	16.00%
Average nominal return term (in years)	6
Foreign | Underfunded pension plans | Fixed Income
Pension plans
Target allocation (as a percent)	40.00%
Foreign | Underfunded pension plans | Equity
Pension plans
Target allocation (as a percent)	60.00%
Foreign | Underfunded pension plans | PT Inco | Equity
Pension plans
Target allocation (as a percent)	20.00%

Pension plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Overfunded pension plans
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	$ 5,585	$ 4,996
Initial recognized consolidation of Fosfertil		451
Cumulative translation adjustment	(706)	173
Fair value of plan assets at end of year	6,277	5,585
Overfunded pension plans | Level 3
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	617	628
Actual return on plan assets	120	72
Initial recognized consolidation of Fosfertil		27
Assets sold during the period	(140)	(103)
Assets purchases, sales and settlements	288	130
Cumulative translation adjustment	(89)	21
Transfers in and/or out of Level 3	246	(158)
Fair value of plan assets at end of year	1,042	617
Overfunded pension plans | Level 3 | Structured investments - Private Equity funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	128	97
Actual return on plan assets	(8)	(3)
Assets sold during the period	(1)	(3)
Assets purchases, sales and settlements	37	43
Cumulative translation adjustment	(16)	4
Transfers in and/or out of Level 3	54	(10)
Fair value of plan assets at end of year	194	128
Overfunded pension plans | Level 3 | Structured investments - Real estate funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	19
Actual return on plan assets		1
Assets sold during the period		(1)
Cumulative translation adjustment	(2)	1
Transfers in and/or out of Level 3	4	18
Fair value of plan assets at end of year	21	19
Overfunded pension plans | Level 3 | Real estate
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	288	249
Actual return on plan assets	79	49
Initial recognized consolidation of Fosfertil		22
Assets sold during the period	(22)	(24)
Assets purchases, sales and settlements	135	25
Cumulative translation adjustment	(35)	9
Transfers in and/or out of Level 3	37	(42)
Fair value of plan assets at end of year	482	288
Overfunded pension plans | Level 3 | Loans to Participants
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	182	282
Actual return on plan assets	49	25
Initial recognized consolidation of Fosfertil		5
Assets sold during the period	(117)	(75)
Assets purchases, sales and settlements	116	62
Cumulative translation adjustment	(36)	7
Transfers in and/or out of Level 3	151	(124)
Fair value of plan assets at end of year	345	182
Underfunded pension plans
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	4,645	3,229
Initial recognized consolidation of Fosfertil		10
Cumulative translation adjustment	(126)	194
Fair value of plan assets at end of year	3,662	4,645
Underfunded pension plans | Level 3
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	204
Actual return on plan assets		22
Assets sold during the period		(52)
Assets purchases, sales and settlements		68
Cumulative translation adjustment		7
Transfers in and/or out of Level 3	(204)	159
Fair value of plan assets at end of year		204
Underfunded pension plans | Level 3 | Structured investments - Private Equity funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	15
Actual return on plan assets		(2)
Assets sold during the period		7
Transfers in and/or out of Level 3	(15)	10
Fair value of plan assets at end of year	15	15
Underfunded pension plans | Level 3 | Structured investments - Real estate funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	1
Transfers in and/or out of Level 3	(1)	1
Fair value of plan assets at end of year	1	1
Underfunded pension plans | Level 3 | Real estate
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	37
Actual return on plan assets		4
Assets sold during the period		(2)
Assets purchases, sales and settlements		10
Cumulative translation adjustment		1
Transfers in and/or out of Level 3	(37)	24
Fair value of plan assets at end of year	37	37
Underfunded pension plans | Level 3 | Loans to Participants
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	151
Actual return on plan assets		20
Assets sold during the period		(57)
Assets purchases, sales and settlements		58
Cumulative translation adjustment		6
Transfers in and/or out of Level 3	(151)	124
Fair value of plan assets at end of year	$ 151	$ 151

Pension plans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y Participants	Dec. 31, 2010 Y Participants
Pension plans
Expected employer contributions during next fiscal year	262
Overfunded pension plans
Estimated future benefit payments
2012	282
2013	279
2014	279
2015	272
2016	269
2017 and thereafter	1,269
Overfunded pension plans | Active participants
Summary of participant data
Number	202	245
Average age - years	50	49.8
Average service - years	27.2	27.1
Overfunded pension plans | Retirees and beneficiaries
Summary of participant data
Number	18,380	18,496
Average age - years	66.3	65.6
Underfunded pension plans
Estimated future benefit payments
2012	403
2013	393
2014	387
2015	387
2016	383
2017 and thereafter	1,917
Underfunded pension plans | Active participants
Summary of participant data
Number	67,951	59,923
Average age - years	36	36
Average service - years	7	8
Underfunded pension plans | Terminated vested participants
Summary of participant data
Number	5,815	4,876
Average age - years	39	40
Underfunded pension plans | Retirees and beneficiaries
Summary of participant data
Number	18,189	18,078
Average age - years	71	71
Underfunded other benefits
Estimated future benefit payments
2012	89
2013	93
2014	96
2015	99
2016	101
2017 and thereafter	494
Underfunded other benefits | Active participants
Summary of participant data
Number	74,729	67,990
Average age - years	35.9	36.4
Average service - years	7.7	8.5
Underfunded other benefits | Retirees and beneficiaries
Summary of participant data
Number	32,633	32,765
Average age - years	63.7	62.5

Long-term incentive compensation plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-term incentive plan, purchase of preferred shares
Long-term Incentive Compensation Plan
Holding period of purchased shares (in years)	3 years
Total shares linked to long-term incentive compensation plan	3,012,538	2,458,627
Long-term incentive, issuance of shares
Long-term Incentive Compensation Plan
Long-term incentive compensation plan amortization period (in years)	3 years
Recognized liability under long-term incentive compensation plan	$ 109	$ 120	$ 72

Commitments and contingencies (Details) (Vale New Caledonia S.A.S., USD $)	12 Months Ended
Dec. 31, 2011
Option to purchase shares of VNC | Sumic
Description of put option and other commitments
Percentage of shares held by Sumic Nickel Netherlands B.V in VNC	21.00%
Lowest level of shares to be sold (as a percent of shares owned)	25.00%
Medium level of shares to be sold (as a percent of shares owned)	50.00%
Highest level of shares to be sold (as a percent of shares owned)	100.00%
The period over which the prescribed process occurs	5 months
Put option exercise description	$ 4,600,000,000
Bank Guarantee
Description of put option and other commitments
Letters of credit and guarantees	$ 465,000,000

Commitments and contingencies (Details 2) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($) debenture	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 BRL	Dec. 31, 2011 Railroads USD ($) Y	Dec. 31, 2010 Railroads USD ($)	Dec. 31, 2009 Railroads USD ($)	Dec. 31, 2011 Pellet plants USD ($) plant	Dec. 31, 2010 Pellet plants USD ($)	Dec. 31, 2009 Pellet plants USD ($)	Dec. 31, 2011 Pellet plants Minimum Y	Dec. 31, 2011 Pellet plants Maximum Y	Dec. 31, 2011 Labor and social security claims USD ($)	Dec. 31, 2010 Labor and social security claims USD ($)	Dec. 31, 2011 Civil claims USD ($)	Dec. 31, 2010 Civil claims USD ($)	Dec. 31, 2011 Tax - related actions USD ($)	Dec. 31, 2010 Tax - related actions USD ($)	Dec. 31, 2011 Other Contingencies USD ($)	Dec. 31, 2010 Other Contingencies USD ($)
Provision for contingencies and the related judicial deposits
Provision for contingencies	$ 1,686	$ 2,043											$ 751	$ 748	$ 248	$ 510	$ 654	$ 746	$ 33	$ 39
Judicial deposits	1,464	1,731											895	874	151	410	413	442	5	5
Description of Leasing Arrangements
Lease period (in years)					30						5	30
Renewable lease period (in years)					30
Future minimum rental payments
2012					87			66
2013					87			58
2014					87			23
2015					87			23
2016 thereafter					955			64
Total minimum payments required					1,303			234
Total expenses					87	90	80	66	107	114
Number of leased assets								4
Contingencies settled and recognized provisions
Contingencies settled	658	352	236
Recognized provision, Classified as other operating expenses	526	112	294
Loss contingency having no provision, estimate of possible loss	22,449	4,787
Debentures
Number of debentures issued	388,559,056
Par value of debentures issued (in BRL cents per debenture)				0.01
Carrying value of debentures	1,336	1,284
Debentures remuneration paid	14
Changes in the provisions for asset retirement obligations
Beginning of period	1,368	1,116	887
Accretion expense	125	113	75
Liabilities settled in the current period	(57)	(45)	(46)
Revisions in estimated cash flows	420	125	(23)
Cumulative translation adjustment	(86)	59	223
End of period	1,770	1,368	1,116
Current liabilities	73	75	89
Non-current liabilities	1,697	1,293	1,027
Total	$ 1,770	$ 1,368	$ 1,116

Other expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other expenses
Other operating expenses	$ 2,810	$ 2,205	$ 1,522
Pre operational expenses	439	360	0
Loss of materials	49	108	9
Idle capacity and stoppage operations expenses	$ 854	$ 757	$ 880

Fair value disclosure of financial assets and liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Recurring basis Carrying Amount	Dec. 31, 2010 Recurring basis Carrying Amount	Dec. 31, 2011 Recurring basis Fair value	Dec. 31, 2010 Recurring basis Fair value	Dec. 31, 2011 Recurring basis Level 1	Dec. 31, 2010 Recurring basis Level 1	Dec. 31, 2011 Recurring basis Level 2	Dec. 31, 2010 Recurring basis Level 2
Fair value disclosure of financial assets and liabilities
Interest rate description for determining fair value of fixed and floating rate debt	LIBOR
Balances of assets and liabilities measured at fair value on a recurring basis
Available for sale		$ 7	$ 12	$ 7	$ 12	$ 7	$ 12
Unrealized losses on derivatives		(81)	257	(81)	257		1	(81)	256
Debentures		$ (1,336)	$ (1,284)	$ (1,336)	$ (1,284)			$ (1,336)	$ (1,284)

Fair value disclosure of financial assets and liabilities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Estimated fair value measurement
Time deposits		$ 1,793
Long-term debt less accrued charges	(23,033)
Fair Value Disclosures of Financial Assets and Liabilities
Accrued charges	333	343
Carrying Amount
Estimated fair value measurement
Perpetual Notes	(80)
Time deposits		1,793
Long-term debt less accrued charges	(22,700)	(24,071)
Fair value
Estimated fair value measurement
Perpetual Notes	(80)
Time deposits		1,793
Long-term debt less accrued charges	(24,312)	(25,264)
Level 1
Estimated fair value measurement
Long-term debt less accrued charges	(18,181)	(19,730)
Level 2
Estimated fair value measurement
Perpetual Notes	(80)
Time deposits		1,793
Long-term debt less accrued charges	$ (6,131)	$ (5,534)

Segment and geographical information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Results by segment
Gross revenues	$ 60,389	$ 46,481	$ 23,939
Cost and expenses	(25,994)	(20,648)	(14,179)
Research and development	(1,674)	(878)	(981)
Gain on sale of assets	1,513
Depreciation, depletion and amortization	(4,122)	(3,260)	(2,722)
Operating income	30,112	21,695	6,057
Total non-operating income (expenses)	(3,313)	(1,381)	1,066
Discontinued operations, net of tax		(143)
Gain (loss) on sale of investments	1,513		40
Change in provision for losses on equity investments	1,135	987	433
Income taxes	(5,282)	(3,705)	(2,100)
Net income (loss) attributable to noncontrolling interests	233	(189)	(107)
Net income attributable to the Company's stockholders	22,885	17,264	5,349
Bulk Material
Results by segment
Gross revenues	44,948	34,478	15,205
Cost and expenses	(14,466)	(11,589)	(7,127)
Research and development	(649)	(289)	(235)
Depreciation, depletion and amortization	(1,847)	(1,536)	(1,205)
Operating income	27,986	21,064	6,638
Total non-operating income (expenses)	(2,966)	(332)	625
Gain (loss) on sale of investments			87
Change in provision for losses on equity investments	1,095	1,013	328
Income taxes	(4,202)	(3,980)	(2,613)
Net income (loss) attributable to noncontrolling interests	105	5	17
Net income attributable to the Company's stockholders	22,018	17,770	5,082
Base Metals
Results by segment
Gross revenues	9,627	8,200	6,679
Cost and expenses	(6,350)	(5,916)	(5,580)
Research and development	(413)	(277)	(207)
Gain on sale of assets	1,513
Depreciation, depletion and amortization	(1,572)	(1,359)	(1,322)
Operating income	2,805	648	(430)
Total non-operating income (expenses)	(1)	(80)	369
Discontinued operations, net of tax		(143)
Gain (loss) on sale of investments			(108)
Change in provision for losses on equity investments	101	(10)	(28)
Income taxes	(954)	240	525
Net income (loss) attributable to noncontrolling interests	88	(209)	(121)
Net income attributable to the Company's stockholders	2,039	446	207
Fertilizers
Results by segment
Gross revenues	3,547	1,845	413
Cost and expenses	(2,753)	(1,669)	(158)
Research and development	(104)	(72)	(46)
Depreciation, depletion and amortization	(458)	(200)	(29)
Operating income	232	(96)	180
Total non-operating income (expenses)	(55)	32
Income taxes	(114)	(12)
Net income (loss) attributable to noncontrolling interests	(31)	19
Net income attributable to the Company's stockholders	32	(57)	180
Logistic
Results by segment
Gross revenues	1,726	1,465	1,104
Cost and expenses	(1,467)	(1,120)	(812)
Research and development	(121)	(75)	(57)
Depreciation, depletion and amortization	(229)	(146)	(126)
Operating income	(91)	124	109
Total non-operating income (expenses)	(207)	(43)	24
Change in provision for losses on equity investments	125	94	143
Income taxes	(12)	20	(11)
Net income attributable to the Company's stockholders	(185)	195	265
Others
Results by segment
Gross revenues	541	493	538
Cost and expenses	(958)	(354)	(502)
Research and development	(387)	(165)	(436)
Depreciation, depletion and amortization	(16)	(19)	(40)
Operating income	(820)	(45)	(440)
Total non-operating income (expenses)	(84)	(958)	8
Gain (loss) on sale of investments			61
Change in provision for losses on equity investments	(186)	(110)	(10)
Income taxes		27	(1)
Net income (loss) attributable to noncontrolling interests	71	(4)	(3)
Net income attributable to the Company's stockholders	$ 1,019	$ (1,090)	$ (385)

Segment and geographical information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales classified by geographic destination:
Gross revenues	$ 60,389	$ 46,481	$ 23,939
America, except United States
Sales classified by geographic destination:
Gross revenues	2,613	2,010	1,252
United States
Sales classified by geographic destination:
Gross revenues	1,672	828	832
Europe
Sales classified by geographic destination:
Gross revenues	11,437	8,912	4,036
Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1,895	1,790	531
Japan
Sales classified by geographic destination:
Gross revenues	7,238	5,240	2,412
China
Sales classified by geographic destination:
Gross revenues	19,571	15,379	9,003
Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	5,049	4,172	2,218
Brazil
Sales classified by geographic destination:
Gross revenues	10,914	8,150	3,655
Bulk Material
Sales classified by geographic destination:
Gross revenues	44,948	34,478	15,205
Bulk Material | America, except United States
Sales classified by geographic destination:
Gross revenues	1,168	792	296
Bulk Material | United States
Sales classified by geographic destination:
Gross revenues	98	73	15
Bulk Material | Europe
Sales classified by geographic destination:
Gross revenues	8,766	6,797	2,184
Bulk Material | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1,743	1,562	413
Bulk Material | Japan
Sales classified by geographic destination:
Gross revenues	5,987	3,859	1,473
Bulk Material | China
Sales classified by geographic destination:
Gross revenues	18,237	14,432	8,171
Bulk Material | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	3,619	2,710	1,074
Bulk Material | Brazil
Sales classified by geographic destination:
Gross revenues	5,330	4,253	1,579
Base Metals
Sales classified by geographic destination:
Gross revenues	9,627	8,200	6,679
Base Metals | America, except United States
Sales classified by geographic destination:
Gross revenues	1,380	1,170	942
Base Metals | United States
Sales classified by geographic destination:
Gross revenues	1,571	740	744
Base Metals | Europe
Sales classified by geographic destination:
Gross revenues	2,456	2,067	1,755
Base Metals | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	150	217	118
Base Metals | Japan
Sales classified by geographic destination:
Gross revenues	1,243	1,371	913
Base Metals | China
Sales classified by geographic destination:
Gross revenues	1,235	923	821
Base Metals | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1,394	1,445	1,107
Base Metals | Brazil
Sales classified by geographic destination:
Gross revenues	198	267	279
Fertilizers
Sales classified by geographic destination:
Gross revenues	3,547	1,845	413
Fertilizers | America, except United States
Sales classified by geographic destination:
Gross revenues	44	32
Fertilizers | United States
Sales classified by geographic destination:
Gross revenues	1
Fertilizers | Europe
Sales classified by geographic destination:
Gross revenues	153	4
Fertilizers | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1	11
Fertilizers | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	35	8
Fertilizers | Brazil
Sales classified by geographic destination:
Gross revenues	3,313	1,790	413
Logistic
Sales classified by geographic destination:
Gross revenues	1,726	1,465	1,104
Logistic | America, except United States
Sales classified by geographic destination:
Gross revenues		12	3
Logistic | Brazil
Sales classified by geographic destination:
Gross revenues	1,726	1,453	1,101
Others
Sales classified by geographic destination:
Gross revenues	541	493	538
Others | America, except United States
Sales classified by geographic destination:
Gross revenues	21	4	11
Others | United States
Sales classified by geographic destination:
Gross revenues	2	15	73
Others | Europe
Sales classified by geographic destination:
Gross revenues	62	44	97
Others | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1
Others | Japan
Sales classified by geographic destination:
Gross revenues	8	10	26
Others | China
Sales classified by geographic destination:
Gross revenues	99	24	11
Others | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1	9	37
Others | Brazil
Sales classified by geographic destination:
Gross revenues	$ 347	$ 387	$ 283

Segment and geographical information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating segment
Revenue	$ 60,389	$ 46,481	$ 23,939
Taxes on revenues	(1,399)	(1,188)	(628)
Net operating revenues	58,990	45,293	23,311
Costs and expenses	(24,756)	(20,338)	(14,532)
Operating profit	34,234	24,955	8,779
Depreciation, depletion and amortization	(4,122)	(3,260)	(2,722)
Operating income	30,112	21,695	6,057
Property, plant and equipment, net	88,895	83,096	67,637
Additions to property, plant and equipment	16,075	12,647	8,096
Investments	8,093	4,497	4,585
Bulk Material
Operating segment
Revenue	44,948	34,478	15,205
Taxes on revenues	(816)	(701)	(311)
Net operating revenues	44,132	33,777	14,894
Costs and expenses	(14,299)	(11,177)	(7,051)
Operating profit	29,833	22,600	7,843
Depreciation, depletion and amortization	(1,847)	(1,536)	(1,205)
Operating income	27,986	21,064	6,638
Property, plant and equipment, net	39,432	35,193	24,692
Additions to property, plant and equipment	9,351	4,895	3,923
Investments	1,348	1,388	1,400
Bulk Material | Iron ore
Operating segment
Revenue	35,008	26,384	12,831
Taxes on revenues	(494)	(366)	(172)
Net operating revenues	34,514	26,018	12,659
Costs and expenses	(9,066)	(7,364)	(4,956)
Operating profit	25,448	18,654	7,703
Depreciation, depletion and amortization	(1,418)	(1,307)	(1,044)
Operating income	24,030	17,347	6,659
Property, plant and equipment, net	32,944	30,412	21,736
Additions to property, plant and equipment	7,409	4,015	3,361
Investments	112	107	107
Bulk Material | Pellets
Operating segment
Revenue	8,150	6,402	1,352
Taxes on revenues	(266)	(266)	(92)
Net operating revenues	7,884	6,136	1,260
Costs and expenses	(3,261)	(2,515)	(1,165)
Operating profit	4,623	3,621	95
Depreciation, depletion and amortization	(196)	(110)	(76)
Operating income	4,427	3,511	19
Property, plant and equipment, net	2,074	1,445	947
Additions to property, plant and equipment	624	353	84
Investments	997	1,058	1,050
Bulk Material | Manganese
Operating segment
Revenue	171	258	145
Taxes on revenues	(8)	(7)	(2)
Net operating revenues	163	251	143
Costs and expenses	(187)	(136)	(103)
Operating profit	(24)	115	40
Depreciation, depletion and amortization	(15)	(10)	(9)
Operating income	(39)	105	31
Property, plant and equipment, net	81	24	25
Additions to property, plant and equipment	137	2	4
Bulk Material | Ferroalloys
Operating segment
Revenue	561	664	372
Taxes on revenues	(48)	(62)	(45)
Net operating revenues	513	602	327
Costs and expenses	(407)	(306)	(278)
Operating profit	106	296	49
Depreciation, depletion and amortization	(54)	(26)	(15)
Operating income	52	270	34
Property, plant and equipment, net	252	292	261
Additions to property, plant and equipment	40	26	112
Bulk Material | Coal
Operating segment
Revenue	1,058	770	505
Net operating revenues	1,058	770	505
Costs and expenses	(1,378)	(856)	(549)
Operating profit	(320)	(86)	(44)
Depreciation, depletion and amortization	(164)	(83)	(61)
Operating income	(484)	(169)	(105)
Property, plant and equipment, net	4,081	3,020	1,723
Additions to property, plant and equipment	1,141	499	362
Investments	239	223	243
Base Metals
Operating segment
Revenue	9,627	8,200	6,679
Taxes on revenues	(28)	(61)	(56)
Net operating revenues	9,599	8,139	6,623
Costs and expenses	(6,735)	(6,132)	(5,731)
Operating profit	2,864	2,007	892
Depreciation, depletion and amortization	(1,572)	(1,359)	(1,322)
Operating income	2,805	648	(430)
Property, plant and equipment, net	33,275	32,597	32,757
Additions to property, plant and equipment	3,879	3,294	2,165
Investments	3,616	265	253
Base Metals | Nickel (co-products and by-products)
Operating segment
Revenue	8,118	4,712	3,947
Net operating revenues	8,118	4,712	3,947
Costs and expenses	(5,558)	(3,402)	(3,292)
Operating profit	2,560	1,310	655
Depreciation, depletion and amortization	(1,487)	(1,145)	(1,016)
Operating income	1,073	165	(361)
Property, plant and equipment, net	29,097	28,623	23,967
Additions to property, plant and equipment	2,637	1,880	1,464
Investments	11	23	30
Base Metals | Copper concentrate
Operating segment
Revenue	1,126	934	682
Taxes on revenues	(23)	(29)	(19)
Net operating revenues	1,103	905	663
Costs and expenses	(873)	(621)	(470)
Operating profit	230	284	193
Depreciation, depletion and amortization	(84)	(87)	(71)
Operating income	146	197	122
Property, plant and equipment, net	4,178	3,579	4,127
Additions to property, plant and equipment	1,226	1,072	558
Investments	234	90	80
Base Metals | Aluminum products.
Operating segment
Revenue	383	2,554	2,050
Taxes on revenues	(5)	(32)	(37)
Net operating revenues	378	2,522	2,013
Costs and expenses	(304)	(2,109)	(1,969)
Operating profit	74	413	44
Depreciation, depletion and amortization	(1)	(127)	(235)
Operating income	73	286	(191)
Property, plant and equipment, net		395	4,663
Additions to property, plant and equipment	16	342	143
Investments	3,371	152	143
Fertilizers
Operating segment
Revenue	3,547	1,845	413
Taxes on revenues	(225)	(106)	(17)
Net operating revenues	3,322	1,739	396
Costs and expenses	(2,632)	(1,635)	(187)
Operating profit	690	104	209
Depreciation, depletion and amortization	(458)	(200)	(29)
Operating income	232	(96)	180
Property, plant and equipment, net	9,827	8,989	159
Additions to property, plant and equipment	1,028	843
Fertilizers | Potash
Operating segment
Revenue	287	280	413
Taxes on revenues	(14)	(11)	(17)
Net operating revenues	273	269	396
Costs and expenses	(315)	(269)	(187)
Operating profit	(42)		209
Depreciation, depletion and amortization	(45)	(29)	(29)
Operating income	(87)	(29)	180
Property, plant and equipment, net	2,137	474	159
Additions to property, plant and equipment	532	355
Fertilizers | Phosphates
Operating segment
Revenue	2,395	1,211
Taxes on revenues	(95)	(47)
Net operating revenues	2,300	1,164
Costs and expenses	(1,760)	(1,070)
Operating profit	540	94
Depreciation, depletion and amortization	(297)	(121)
Operating income	243	(27)
Property, plant and equipment, net	6,430	7,560
Additions to property, plant and equipment	316	438
Fertilizers | Nitrogen
Operating segment
Revenue	782	337
Taxes on revenues	(103)	(43)
Net operating revenues	679	294
Costs and expenses	(557)	(285)
Operating profit	122	9
Depreciation, depletion and amortization	(116)	(50)
Operating income	6	(41)
Property, plant and equipment, net	896	809
Additions to property, plant and equipment	180	47
Fertilizers | Others Fertilizers Products
Operating segment
Revenue	83	17
Taxes on revenues	(13)	(5)
Net operating revenues	70	12
Costs and expenses		(11)
Operating profit	70	1
Operating income	70	1
Property, plant and equipment, net	364	146
Additions to property, plant and equipment		3
Logistic
Operating segment
Revenue	1,726	1,466	1,104
Taxes on revenues	(270)	(230)	(175)
Net operating revenues	1,456	1,235	929
Costs and expenses	(1,318)	(965)	(694)
Operating profit	138	270	235
Depreciation, depletion and amortization	(229)	(146)	(126)
Operating income	(91)	124	109
Property, plant and equipment, net	4,368	2,322	3,590
Additions to property, plant and equipment	868	943	940
Investments	665	646	593
Logistic | Railroads
Operating segment
Revenue	1,265	1,107	838
Taxes on revenues	(222)	(183)	(137)
Net operating revenues	1,043	924	701
Costs and expenses	(1,003)	(716)	(524)
Operating profit	40	208	177
Depreciation, depletion and amortization	(179)	(123)	(97)
Operating income	(139)	85	80
Property, plant and equipment, net	1,307	1,278	1,045
Additions to property, plant and equipment	213	160	96
Investments	551	511	468
Logistic | Ports
Operating segment
Revenue	461	353	264
Taxes on revenues	(48)	(47)	(38)
Net operating revenues	413	306	226
Costs and expenses	(315)	(236)	(161)
Operating profit	98	70	65
Depreciation, depletion and amortization	(50)	(23)	(29)
Operating income	48	47	36
Property, plant and equipment, net	576	297	1,441
Additions to property, plant and equipment	347	36	106
Logistic | Ships
Operating segment
Revenue		5	2
Net operating revenues		5	2
Costs and expenses		(13)	(9)
Operating profit		(8)	(7)
Operating income		(8)	(7)
Property, plant and equipment, net	2,485	747	1,104
Additions to property, plant and equipment	308	747	738
Investments	114	135	125
Others
Operating segment
Revenue	541	493	538
Taxes on revenues	(60)	(90)	(69)
Net operating revenues	481	403	469
Costs and expenses	(1,285)	(429)	(869)
Operating profit	(804)	(26)	(400)
Depreciation, depletion and amortization	(16)	(19)	(40)
Operating income	(820)	(45)	(440)
Property, plant and equipment, net	1,993	3,995	6,439
Additions to property, plant and equipment	949	2,672	1,068
Investments	2,464	2,198	2,339
Gain on Sale of Assets
Operating segment
Costs and expenses	1,513
Operating profit	1,513
Operating income	$ 1,513

Related party transactions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Related party transactions
Assets	$ 879	$ 560
Liabilities	395	561
Assets, Current	370	531
Liability, Current	304	559
Assets, Long-term	509	29
Liabilities, Long-term	91	2
Current assets
Accounts receivable	288	435
Loans and advances to related parties	82	96
Non-current assets
Loans and advances to related parties	509	29
Current liabilities
Suppliers	280	538
Loans from related parties	24	21
Non-current liabilities
Loans from related parties	91	2
Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS
Related party transactions
Assets	177	264
Liabilities	162	300
Companhia Italo-Brasileira de Pelotizacao - ITABRASCO
Related party transactions
Liabilities		10
Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO
Related party transactions
Assets	1
Liabilities	13	23
Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO
Related party transactions
Liabilities	5	4
Baovale Mineracao SA
Related party transactions
Assets	8	3
Liabilities	20	30
Minas da Serra Geral SA - MSG
Related party transactions
Liabilities	9	9
MRS Logistica SA
Related party transactions
Assets	50	1
Liabilities	20	15
Mineracao Rio Norte SA
Related party transactions
Liabilities		25
Norsk Hydro ASA
Related party transactions
Assets	489	2
Liabilities	80
Samarco Mineracao SA
Related party transactions
Assets	47	61
Mitsui & CO, LTD
Related party transactions
Liabilities	37	61
Others
Related party transactions
Assets	107	229
Liabilities	$ 49	$ 84

Related party transactions (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Related party transactions
Income	$ 1,359	$ 943	$ 288
Expense	1,732	1,564	892
Sales of ores and metals	53,200	39,422	19,502
Cost of ore and metals	17,898	13,326	9,853
Revenues from logistic services	1,726	1,465	1,104
Cost of logistic services	1,402	1,040	779
Sales of aluminum products	383	2,554	2,050
Cost of aluminum products	289	2,108	2,087
Financial income	718	290	381
Financial expenses	(2,465)	(2,646)	(1,558)
Loans payable	91	2
Cash and cash equivalents	3,531	7,584	7,293	10,331
Related parties
Related party transactions
Sales of ores and metals	1,337	910	233
Cost of ore and metals	952	785	193
Revenues from logistic services	16	23	26
Cost of logistic services	759	603	457
Cost of aluminum products	18	156	210
Financial income	6	10	29
Financial expenses	(3)	(20)	(32)
Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO
Related party transactions
Income			29
Expense	151	149	47
Samarco Mineracao SA
Related party transactions
Income	511	448	97
Companhia Italo-Brasileira de Pelotizacao - ITABRASCO
Related party transactions
Expense	150	50	18
Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS
Related party transactions
Income	729	462	85
Expense	521	513	75
Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO
Related party transactions
Expense	98	117	29
Usinas Siderurgicas de Minas Gerais SA - USIMINAS
Related party transactions
Income			46
Mineracao Rio Norte SA
Related party transactions
Expense		156	210
MRS Logistica SA
Related party transactions
Income	16	16	12
Expense	759	561	484
Others
Related party transactions
Income	103	17	19
Expense	53	18	29
Banco Nacional de Desevolvimento Social
Related party transactions
Loans payable	2,954
Interest expenses	138
BNDES Participacoes S.A
Related party transactions
Loans payable	902
Interest expenses	57
Banco Bradesco S.A.
Related party transactions
Cash and cash equivalents	16
Amount of effect of operations in results	$ 73

Derivative financial instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Short-term Assets	Dec. 31, 2010 Short-term Assets	Dec. 31, 2011 Long-term Assets	Dec. 31, 2010 Long-term Assets	Dec. 31, 2011 Short-term Liabilities	Dec. 31, 2010 Short-term Liabilities	Dec. 31, 2011 Long-term Liabilities	Dec. 31, 2010 Long-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Short-term Assets	Dec. 31, 2010 Designated Embedded derivatives Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Short-term Liabilities	Dec. 31, 2010 Designated Embedded derivatives Long-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Strategic Nickel Short-term Assets	Dec. 31, 2010 Designated Embedded derivatives Strategic Nickel Long-term Liabilities	Dec. 31, 2010 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Treasury future Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Purchase program Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Bunker Oil Hedge Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Bunker Oil Hedge Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Coal Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Maritime Freight Hiring Protection Program Short-term Liabilities
Derivative financial instruments
Description of Variable Rate Basis	LIBOR
Derivative financial instruments
Derivative Assets		$ 595	$ 52	$ 60	$ 301					$ 161	$ 20			$ 161		$ 20		$ 429	$ 3	$ 60	$ 301					$ 410	$ 60	$ 300			$ 1					$ 19	$ 1		$ 2		$ 5	$ 29			$ 1	$ 13				$ 4	$ 16
Derivative liabilities						$ 73	$ 35	$ 663	$ 61			$ 14	$ 53		$ 53		$ 14					$ 58	$ 4	$ 663	$ 8				$ 49	$ 590		$ 4	$ 4	$ 32	$ 8			$ 41		$ 5			$ 1	$ 31			$ 1	$ 12	$ 15			$ 2	$ 2

Derivative financial instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effects of derivatives
Amount of gain or (loss) recognized in financial income (expense), Total	$ 75,000,000	$ 631,000,000	$ 1,528,000,000
Financial settlement (Inflows)/ Outflows	(565,000,000)	(1,225,000,000)	(146,000,000)
Amount of gain or (loss) recognized in OCI	155,000,000	(26,000,000)	2,000,000
Designated
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	86,000,000	283,000,000	(3,000,000)
Financial settlement (Inflows)/ Outflows	(98,000,000)	(283,000,000)	4,000,000
Amount of gain or (loss) recognized in OCI	155,000,000	(26,000,000)	2,000,000
Designated | Aluminium
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			13,000,000
Amount of gain or (loss) recognized in OCI	4,000,000	31,000,000	(36,000,000)
Designated | Bunker Oil Hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(16,000,000)
Financial settlement (Inflows)/ Outflows		47,000,000	4,000,000
Designated | Strategic Nickel
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	49,000,000	(1,000,000)
Financial settlement (Inflows)/ Outflows	(48,000,000)
Amount of gain or (loss) recognized in OCI	211,000,000	(52,000,000)
Designated | Foreign exchange cash flow hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	37,000,000	284,000,000
Financial settlement (Inflows)/ Outflows	(50,000,000)	(330,000,000)
Amount of gain or (loss) recognized in OCI	(60,000,000)	(5,000,000)	38,000,000
Non-designated | Foreign exchange and interest rate risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(96,000,000)	487,000,000	1,610,000,000
Financial settlement (Inflows)/ Outflows	(389,000,000)	(1,001,000,000)	(241,000,000)
Non-designated | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(92,000,000)	451,000,000	1,598,000,000
Financial settlement (Inflows)/ Outflows	(337,000,000)	(956,000,000)	(243,000,000)
Non-designated | Foreign exchange and interest rate risk | EURO floating rate vs. USD floating rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		(1,000,000)
Financial settlement (Inflows)/ Outflows		1,000,000	(1,000,000)
Non-designated | Foreign exchange and interest rate risk | USD floating rate vs. fixed USD rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		(2,000,000)	(2,000,000)
Financial settlement (Inflows)/ Outflows	4,000,000	3,000,000	8,000,000
Non-designated | Foreign exchange and interest rate risk | EuroBond Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(30,000,000)	(5,000,000)
Financial settlement (Inflows)/ Outflows	1,000,000	(1,000,000)
Non-designated | Foreign exchange and interest rate risk | Pre Dollar Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(23,000,000)	4,000,000
Financial settlement (Inflows)/ Outflows	(1,000,000)	(2,000,000)
Non-designated | Foreign exchange and interest rate risk | Swap USD fixed rate vs. CDI
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	69,000,000
Financial settlement (Inflows)/ Outflows	(68,000,000)
Non-designated | Foreign exchange and interest rate risk | South African Rande Forward
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(8,000,000)
Financial settlement (Inflows)/ Outflows	8,000,000
Non-designated | Foreign exchange and interest rate risk | AUD floating rate vs. fixed USD rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		3,000,000	14,000,000
Financial settlement (Inflows)/ Outflows	(2,000,000)	(9,000,000)	(5,000,000)
Non-designated | Foreign exchange and interest rate risk | Treasury future
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(12,000,000)
Financial settlement (Inflows)/ Outflows	6,000,000
Non-designated | Foreign exchange and interest rate risk | Swap Convertibles
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		37,000,000
Financial settlement (Inflows)/ Outflows		(37,000,000)
Non-designated | Commodities price risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	92,000,000	(88,000,000)	22,000,000
Financial settlement (Inflows)/ Outflows	(78,000,000)	59,000,000	105,000,000
Non-designated | Commodities price risk | Fixed price program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	39,000,000	4,000,000	5,000,000
Financial settlement (Inflows)/ Outflows	(41,000,000)	(7,000,000)	79,000,000
Non-designated | Commodities price risk | Strategic program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	15,000,000	(87,000,000)	(95,000,000)
Financial settlement (Inflows)/ Outflows		105,000,000	73,000,000
Non-designated | Commodities price risk | Copper
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	1,000,000
Non-designated | Commodities price risk | Aluminium
Effects of derivatives
Financial settlement (Inflows)/ Outflows	7,000,000	16,000,000
Non-designated | Commodities price risk | Bunker Oil Hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	37,000,000	4,000,000	50,000,000
Financial settlement (Inflows)/ Outflows	(48,000,000)	(34,000,000)	(16,000,000)
Non-designated | Commodities price risk | Coal
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		(4,000,000)
Financial settlement (Inflows)/ Outflows	2,000,000	3,000,000
Non-designated | Commodities price risk | Maritime Freight Hiring Protection Program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		(5,000,000)	66,000,000
Financial settlement (Inflows)/ Outflows	2,000,000	(24,000,000)	(37,000,000)
Non-designated | Commodities price risk | Natural gas
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(4,000,000)
Financial settlement (Inflows)/ Outflows			6,000,000
Non-designated | Embedded derivatives
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(7,000,000)	(51,000,000)	(101,000,000)
Financial settlement (Inflows)/ Outflows			(14,000,000)
Non-designated | Embedded derivatives | For nickel concentrate costumer sales
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(25,000,000)
Financial settlement (Inflows)/ Outflows			(14,000,000)
Non-designated | Embedded derivatives | Customer raw material contracts
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(76,000,000)
Non-designated | Embedded derivatives | Energy - Aluminum options
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	$ (7,000,000)	$ (51,000,000)

Derivative financial instruments (Details 3) (Interest rates / Currencies)	12 Months Ended
Dec. 31, 2011
Derivative
Maturity dates	Dec 31, 2019
Bunker Oil Hedge
Derivative
Maturity dates	Dec 31, 2011
Nickel
Derivative
Maturity dates	Dec 31, 2012